                                                      Registration Nos. 33-13053
                                                                        811-5091

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-3

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 12

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 14

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                  --------------------------------------------
                             FOR VARIABLE ANNUITIES
                             ----------------------
                           (Exact name of Registrant)

                        THE TRAVELERS INSURANCE COMPANY
                        -------------------------------
                          (Name of Insurance Company)

                 ONE TOWER SQUARE, HARTFORD, CONNECTICUT  06183
                 ----------------------------------------------
          (Address of Insurance Company's Principal Executive Offices)

   Insurance Company's Telephone Number, including Area Code: (203) 277-0111
                                                              --------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Managers
                      The Travelers Timed Aggressive Stock
                         Account for Variable Annuities
                                One Tower Square
                          Hartford, Connecticut  06183
                          ----------------------------
                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:
                                               -------------------

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485
----
         on ___________ pursuant to paragraph (b) of Rule 485
----
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
----
  X      on May 1, 1996 pursuant to paragraph (a)(1) of Rule 485
----
         75 days after filing pursuant to paragraph (a)(2)
----
         on ___________ pursuant to paragraph (a)(2) of Rule 485
----

If appropriate check the following box:
         This post-effective amendment designates a new effective date for a
----     previously filed post-effective amendment.

An indefinite amount of Variable Annuity Contracts was registered pursuant to Rule 24f-2 of the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended December 31, 1995 will be filed with the Commission prior to March 1, 1996.

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                             Cross-Reference Sheet

                                    Form N-3


ITEM
NO.                                                    CAPTION IN PROSPECTUS
---                                                    ---------------------
1.    Cover Page                                       The Travelers Timed Aggressive Stock
                                                            Account for Variable Annuities
2.    Definitions                                      Glossary of Special Terms
3.    Synopsis                                         Prospectus Summary
4.    Condensed Financial Information                  Condensed Financial Information
5.    General Description of Registrant                The Insurance Company and the Separate
         and Insurance Company                              Accounts
6.    Management                                       Managed Separate Accounts: Management
                                                            and Advisory Services
7.    Deductions and Expenses                          Charges and Deductions; Fee Table
8.    General Description of Variable                  The Variable Annuity Contract; Miscellaneous
         Annuity Contracts
9.    Annuity Period                                   The Annuity Period
10.   Death Benefit                                    Death Benefit; Payout Options
11.   Purchases and Contract Value                     The Variable Annuity Contract
12.   Redemptions                                      Surrenders and Redemptions; Right to Return
13.   Taxes                                            Premium Tax; Federal Tax Considerations
14.   Legal Proceedings                                Legal Proceedings and Opinions
15.   Table of Contents of Statement                   Appendix A
         of Additional Information

                                                       CAPTION IN STATEMENT OF ADDITIONAL
                                                       INFORMATION
                                                       -------------------------------------------------
16.   Cover Page                                       The Travelers Timed Aggressive Stock
                                                            Account for Variable Annuities
17.   Table of Contents                                Table of Contents
18.   General Information and History                  Description of The Travelers and the
                                                            Separate Accounts
19.   Investment Objectives and                        Investment Restrictions
         Policies
20.   Management                                       The Board of Managers
21.   Investment Advisory and Other Services           Investment Management
         and Advisory Services;                        Securities Custodian; Independent Accountants
22.   Brokerage Allocation                             Investment Management and Advisory Services
23.   Purchase and Pricing of Securities               Valuation of Separate Account Assets
         Being Offered
24.   Underwriters                                     Distribution and Management Services
25.   Calculation of Performance Data                  Performance Data
26.   Annuity Payments                                 Inapplicable
27.   Financial Statements                             Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                               UNIVERSAL ANNUITY

                                   PROSPECTUS


         This prospectus describes the Individual and Group Variable Annuity Contracts (the "Contracts") to which Purchase Payments may be made as either a single payment or on a flexible basis. The Contracts are issued by The Travelers Insurance Company. Purchase Payments may be allocated to one or more of the following Investment Alternatives: The Travelers Growth and Income Stock Account for Variable Annuities (Account GIS) -- common stock; The Travelers Quality Bond Account for Variable Annuities (Account QB) -- intermediate-term bonds; The Travelers Money Market Account for Variable Annuities (Account MM) -- money market instruments (an investment in Account MM is neither insured nor guaranteed by the U.S. Government); The Travelers Timed Growth and Income Stock Account for Variable Annuities (Account TGIS) -- timed/common stock; The Travelers Timed Short-Term Bond Account for Variable Annuities (Account TSB) -- timed/short-term bonds; The Travelers Timed Aggressive Stock Account for Variable Annuities (Account TAS) -- timed/aggressive common stock; The Travelers Timed Bond Account for Variable Annuities (Account TB) -- timed/U.S. Government securities; or The Travelers Fund U for Variable Annuities (Fund U) and its underlying funds as follows:

         Capital Appreciation Fund                                Dreyfus Stock Index Fund
         High Yield Bond Trust                                    American Odyssey International Equity Fund
         Managed Assets Trust                                     American Odyssey Emerging Opportunities Fund
         U.S. Government Securities Portfolio                     American Odyssey Core Equity Fund
         Social Awareness Stock Portfolio                         American Odyssey Long-Term Bond Fund
         Utilities Portfolio                                      American Odyssey Intermediate-Term Bond Fund
         Templeton Bond Fund                                      American Odyssey Short-Term Bond Fund
         Templeton Stock Fund                                     Smith Barney Income and Growth Portfolio
         Templeton Asset Allocation Fund                          Alliance Growth Portfolio
         Fidelity's High Income Portfolio                         Smith Barney International Equity Portfolio
         Fidelity's Equity-Income Portfolio                       Putnam Diversified Income Portfolio
         Fidelity's Growth Portfolio                              Smith Barney High Income Portfolio
         Fidelity's Asset Manager Portfolio                       MFS Total Return Portfolio

         This prospectus sets forth the information that you should know before investing. Please read it and retain it for future reference. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 1996, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. A copy may be obtained, without charge, by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 1-800-842-0125. The Table of Contents of the SAI appears in Appendix A of this prospectus.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF FUND U'S UNDERLYING FUNDS. BOTH THIS PROSPECTUS AND EACH OF THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.



                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1996

                               TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

PROSPECTUS SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FEE TABLE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE VARIABLE ANNUITY CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    PURCHASE PAYMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Application of Purchase Payments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Number of Accumulation Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    THE VARIABLE INVESTMENT ALTERNATIVES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Fund U:  Underlying Funds.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Managed Separate Accounts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   TRANSFERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Dollar-Cost Averaging (Automated Transfers)   . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Asset Allocation Advice . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   MARKET TIMING SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Market Timing Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   SURRENDERS AND REDEMPTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Systematic Withdrawals  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   DEATH BENEFIT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
          Contingent Deferred Sales Charge. . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
          Premium Tax  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
          Administrative Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
          Reduction or Elimination of Contract Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .
          Insurance Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
          Investment Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
          Market Timing Services Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE ANNUITY PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Maturity Date . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Allocation of Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Annuity Unit Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Determination of First Annuity Payment. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Determination of Second and Subsequent Annuity Payments . . . . . . . . . . . . . . . . . . . . . .

   PAYOUT OPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Election of Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Annuity Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Income Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Termination. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Benefit in the Event of Termination of a Participant, the Plan or the Contract . . . . . . . . . . . . .
    Distribution from One Account to Another Account . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Required Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Right to Return. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Change of Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

    Suspension of Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Voting Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Fund U  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Accounts GIS, QB, MM, TGIS, TSB, TAS, TB  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Distribution of Variable Annuity Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    State Regulation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Legal Proceedings and Opinions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE INSURANCE COMPANY AND THE SEPARATE ACCOUNTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    THE INSURANCE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    THE SEPARATE ACCOUNTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Substitution of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Investment Advisers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Managed Separate Accounts:  Management and Advisory Services  . . . . . . . . . . . . . . . . . . .
         Performance Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Investor Control . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Section 403(b) Plans and Arrangements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Qualified Pension and Profit-Sharing Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Individual Retirement Annuities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Section 457 Plans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    The Employee Retirement Income Security Act of 1974. . . . . . . . . . . . . . . . . . . . . . . . . . .
    Federal Income Tax Withholding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Tax Advice . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

The Travelers Growth and Income Stock Account for Variable Annuities (Account GIS) . . . . . . . . . . . . .
The Travelers Quality Bond Account for Variable Annuities (Account QB) . . . . . . . . . . . . . . . . . . .
The Travelers Money Market Account for Variable Annuities (Account MM) . . . . . . . . . . . . . . . . . . .
The Travelers Timed Growth and Income Stock Account for Variable Annuities (Account TGIS)  . . . . . . . . .
The Travelers Timed Short-Term Bond Account for Variable Annuities (Account TSB) . . . . . . . . . . . . . .
The Travelers Timed Aggressive Stock Account for Variable Annuities (Account TAS)  . . . . . . . . . . . . .
The Travelers Timed Bond Account for Variable Annuities (Account TB) . . . . . . . . . . . . . . . . . . . .
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                           GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a contract before Annuity Payments begin.

ANNUITANT:  the person on whose life the Variable Annuity contract is issued.

ANNUITY COMMENCEMENT DATE: the date on which Annuity Payments are to begin under the terms of the Contract and/or the Plan. Also referred to as "Maturity Date" under an Individual Contract.

ANNUITY PAYMENTS: a series of periodic payments for life; for life with either a minimum number of payments or a determinable sum assured; or for the joint lifetime of the Annuitant and another person and thereafter during the lifetime of the survivor.

ANNUITY UNIT: an accounting unit of measure used to calculate the dollar amount of Annuity Payments.

BOARD OF MANAGERS: the persons directing the investment and administration of a Managed Separate Account.

CASH SURRENDER VALUE: the amount payable to the Owner or other payee upon termination of the contract during the lifetime of the Annuitant.

CASH VALUE: the current value of Accumulation Units credited to the contract less any administrative charges.

CERTIFICATE: the document issued to a Participant evidencing his or her participation under the Group Contract.

CERTIFICATE DATE: the effective date of participation under the group annuity contract as designated in the Certificate.

CERTIFICATE YEARS:  annual periods computed from the Certificate Date.

COMPANY:  The Travelers Insurance Company.

COMPANY'S HOME OFFICE: the principal executive offices of the Company, located at One Tower Square, Hartford, Connecticut, 06183.

CONTRACT: the Variable Annuity contract described in this prospectus. A group
         contract ("Group Contract" or an   individual contract ("Individual
         Contract") may be issued.

CONTRACT DATE:  the date on which the master Group Contract or Individual
         Contract and its benefits and provisions become effective.

CONTRACT YEARS:  annual periods computed from the Contract Date.

CONTRACT OWNER (OWNER): for a Group Contract, the entity to which the master group contract is issued, usually a trustee, Plan administrator or employer. For an Individual Contract, the person to whom the Contract is issued.

CONTRACT OWNER'S ACCOUNT (OWNER'S ACCOUNT): the record of accumulation Units credited to the Contract Owner.

INCOME PAYMENTS: optional forms of periodic payments made by the Company which are not based on the life of the Annuitant.

INDIVIDUAL ACCOUNT: the record of Accumulation Units credited to a Participant or beneficiary.

INVESTMENT ALTERNATIVE:  a Managed Separate Account or available Underlying
         Fund to which assets under a Variable Annuity contract may be allocated.

MAJORITY VOTE: a "majority vote of the outstanding voting securities" is defined in the Investment Company Act of 1940 as the lesser of (i) 67% or more of the votes present at a meeting, if Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Separate Account are present or represented by proxy, or (ii) more than 50% of the total voting power of all Contract Owners in the Separate Account.

MANAGED SEPARATE ACCOUNTS: Accounts GIS, QB, MM, TGIS, TSB, TAS and TB, the diversified open-end management investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940 ("1940 Act") to which payments under this Contract may be allocated.

MARKET TIMING SERVICES: third party investment advisory services provided for an extra fee to Participants in Account TGIS, Account TSB, Account TAS and Account TB.

MATURITY DATE:  the date on which the first Annuity Payment is to begin.

PARTICIPANT:  an eligible person who participates in the Plan.

PARTICIPANT'S INTEREST: the Cash Value which is credited for the benefit of a Participant under the Plan.

PLAN:  the Plan under which the Contract is issued.

PURCHASE PAYMENT: a gross amount paid to the Company under the Contract during the accumulation period.

SEPARATE ACCOUNT: assets set aside by the Company, the investment experience of which is kept separate from that of other assets of the Company; for example, The Travelers Fund U for Variable Annuities or The Travelers Growth and Income Stock Account for Variable Annuities.

UNDERLYING FUND(S):  the investment option(s) available under The Travelers
         Fund U for Variable Annuities to which payments under the Contract may be allocated. (The portion of the Contract or Account allocated to the Underlying Fund is referred to in the Contract as "Sub-Accounts.")

VALUATION DATE: generally, a day on which an account is valued. A valuation date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units and Annuity Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD:  the period between the close of business on successive
         Valuation Dates.

VARIABLE ANNUITY: an annuity contract which provides for accumulation and for Annuity Payments which vary in amount in accordance with the investment experience of a Separate Account.

                               PROSPECTUS SUMMARY

INTRODUCTION

         The Contract described in this prospectus is both an insurance product and a security. As an insurance product, it is subject to the insurance laws and regulations of each state in which it is available for distribution. As a security it is subject to federal securities laws. The Contract is a variable annuity designed to help Contract Owners and Participants accumulate money for retirement. It allows Purchase Payments to be allocated to any or all of the Investment Alternatives. The Contracts described in this prospectus are issued by The Travelers Insurance Company (the "Company" or "The Travelers"). The minimum Purchase Payment under tax-qualified contracts is $20, except in the case of invididual retirement annuities ("IRAs") where the initial minimum Purchase Payment is $1,000. For nonqualified contracts, the minimum Purchase Payment is $1,000 initially, and $100 thereafter. (See "The Variable Annuity Contract -- Purchase Payments," page __.) Purchase Payments are allocated to the Managed Separate Accounts and to the Underlying Funds of Fund U in accordance with the selection made by the Contract Owner. A description of the investment objectives for each Investment Alternative begins on page __.

         For Group Contracts issued in the state of New York, and for Individual Contracts regardless of the state where issued, there is a Right to Return. (See "The Variable Annuity Contract -- Right to Return," page __.)

TRANSFERS AND SURRENDERS

         Transfers may be made among available Investment Alternatives without fee, penalty or charge at any time before Annuity or Income Payments begin. (See "Transfers," page __.)

         Prior to the Maturity Date, all or part of the Contract value may be surrendered, subject to certain charges and limitations. Income taxes will be payable on the taxable portion of the amount surrendered, and a penalty tax may be incurred if you are under age 59 1/2. (See "Surrenders and Redemptions," page __, and "Federal Tax Considerations -- Section 403(b) Plans and Arrangements," page __.)

MARKET TIMING AND ASSET ALLOCATION

         Accounts TGIS, TSB, TAS and TB (the "Market Timed Accounts") are available to Contract Owners who have entered into third party market timing services agreements ("market timing agreements") with registered investment advisers who provide such services for a fee ("registered investment advisers"). (See "Market Timing Services," page __.)

         Some Contract Owners may elect to enter into an asset allocation investment advisory agreement which is fully described in a separate Disclosure Statement. (See "The Travelers Fund U for Variable Annuities -- Asset Allocation Advice," page __.)

CHARGES AND EXPENSES

         No sales charge is deducted from Purchase Payments when they are received. However, a Contingent Deferred Sales Charge of 5% will be deducted if a Purchase Payment is surrendered within five years of the date it was received. Under certain circumstances, the Contingent Deferred Sales Charge may be waived. (See "Charges and Deductions -- Contingent Deferred Sales Charge," page __.)

         Premium taxes may apply to annuities in a few states. The applicable amount will be deducted in compliance with each state's laws. (See "Charges and Deductions -- Premium Tax; page ____.)

         The Company will deduct $15 semiannually from the Contract to cover administrative expenses associated with the Contract. (See "Charges and Deductions -- Administrative Charge," page __.)

         The Company deducts an insurance charge from each Separate Account to compensate for mortality and expense risks assumed by the Company. The insurance charge is equivalent on an annual basis to 1.25% of the daily net assets of each Separate Account. (See "Charges and Deductions -- Insurance Charge," page __.)

         A deduction is made from each Managed Separate Account for investment management and advisory services. (See "Charges and Deductions -- Investment Advisory Fees," page __.) For investment options under Fund U, the investment management and advisory services fee is deducted from the assets of the underlying funds. (See the prospectuses for the Underlying Funds for a description of their respective investment management and advisory fees.)

ANNUITY PAYMENTS

         At the Maturity Date, the Contract provides lifetime Annuity Payments, as well as other types of payout plans. (See "Payout Options," page __.) If a variable payout is selected, the payments will continue to vary with the investment performance of the selected Investment Alternatives. Variable payout is not available for Contracts issued in New Jersey and Florida.

DEATH BENEFIT

         For Individual Contracts, and Group Contracts for which individual certificates have been issued to Participants, a death benefit is payable to the Beneficiary of the Contract if the Participant dies before Annuity or Income Payments begin. (See "Death Benefit," page __.)

                                   FEE TABLE

                  ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS AND TB

                        FUND U AND ITS UNDERLYING FUNDS

         The purpose of this Fee Table is to help individuals understand the various costs and expenses that a Contract Owner or a Participant will bear, directly or indirectly, under the Contract. The information listed reflects expenses of the Managed Separate Accounts as well as Fund U and its Underlying Funds. For additional information, including possible waivers or reductions of
these expenses, see "Charges and Deductions," page __.   Expenses shown do not
include premium taxes, which may be applicable.

CONTRACT CHARGES AND EXPENSES

Contingent Deferred Sales Charge (as a percentage of purchase payments if surrendered within 5 years) . . . . . . . . . . . . 5.00%
Semiannual Contract Administrative Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $15

ANNUAL SEPARATE ACCOUNT EXPENSES
MORTALITY AND EXPENSE RISK CHARGE
(as a percentage of average net assets of Managed Separate Accounts and Fund U) . . . . . . . . . . . . . . . . . . . . . . . 1.25%

INVESTMENT ALTERNATIVE EXPENSES:
(as a percentage of average net assets of amounts allocated to the Investment
Alternative)


                                                                                MARKET
                                                    MANAGEMENT                  TIMING                  ANNUAL
MANAGED SEPARATE ACCOUNTS                              FEE                       FEE(1)               EXPENSES(2)
-----------------------------------------------------------------------------------------------------------------
Account GIS                                            0.45%                       --                    0.45%
Account QB                                             0.32%                       --                    0.32%
Account MM                                             0.32%                       --                    0.32%
Account TGIS                                           0.32%                     1.25%                   1.57%
Account TSB                                            0.32%                     1.25%                   1.57%
Account TAS                                            0.35%                     1.25%                   1.55%
Account TB                                             0.50%                     1.25%                   1.75%

                                                                                OTHER                      TOTAL
                                                    MANAGEMENT                EXPENSES                   UNDERLYING
UNDERLYING FUNDS                                       FEE              (AFTER REIMBURSEMENT)          FUND EXPENSES
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                              0.75%                    % (3)                     %
High Yield Bond Trust                                  0.50%                    % (3)                     %
Managed Assets Trust                                   0.50%                    % (3)                     %
U.S. Government Securities Portfolio                   0.32%                    % (3)                     %
Social Awareness Stock Portfolio                       0.65%                    % (3)                     %
Utilities Portfolio                                    0.65%                    % (3)                     %
Templeton Bond Fund                                    0.50%                    % (4)                     %
Templeton Stock Fund                                   0.48%                    % (4)                     %
Templeton Asset Allocation Fund                        0.49%                    % (4)                     %
Fidelity's High Income Portfolio                       0.61%                    % (5)                     %
Fidelity's Equity-Income Portfolio                     0.52%                    % (5)                     %
Fidelity's Growth Portfolio                            0.62%                    % (5)                     %
Fidelity's Asset Manager Portfolio                     0.72%                    % (5)                     %
Dreyfus Stock Index Fund                               0.07%                    % (6)                     %
American Odyssey International Equity Fund             0.70%                    % (7)                     %
American Odyssey Emerging Opportunities Fund           0.65%                    % (7)                     %
American Odyssey Core Equity Fund                      0.60%                    % (7)                     %
American Odyssey Long-Term Bond Fund                   0.50%                    % (7)                     %
American Odyssey Intermediate-Term Bond Fund           0.50%                    % (7)                     %
American Odyssey Short-Term Bond Fund                  0.50%                    % (7)                     %
Smith Barney Income and Growth Portfolio               0.65%                    % (8)                     %
Alliance Growth Portfolio                              0.80%                    % (8)                     %
Smith Barney International Equity Portfolio            0.90%                    % (8)                     %
Putnam Diversified Income Portfolio                    0.75%                    % (8)                     %
Smith Barney High Income Portfolio                     0.60%                    % (8)                     %
MFS Total Return Portfolio                             0.80%                    % (8)                     %
G.T. Global Strategic Income Portfolio                 0.80%                    % (8)                     %

(1) Contract Owners may discontinue market timing services at any time and thereby avoid any subsequent fees for those services by transferring to a non-timed account.

(2) This figure does not include the mortality and expense risk fee.

(3) Other Expenses are as of the fiscal year ended December 31, 1995, taking into account the current expense reimbursement arrangement with the Company. The Company has agreed to reimburse each Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 1.25%. Without such arrangement, Other Expenses would have been _____%, _____% and _____% for High Yield Bond Trust, Social Awareness Stock Portfolio, and Utilities Portfolio, respectively.

(4) Other Expenses are based on the actual operating expenses incurred by the Fund during the year ended December 31, 1995.

(5) Management Fees and Other Expenses are as of the fiscal year ended December 31, 1995. No reimbursement arrangement affected the High Income Portfolio. A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, total Other Expenses would have been:
    Equity-Income Portfolio, _____%; Growth Portfolio, _____%; and Asset Manager Portfolio, _____%.

(6) The administrator and investment adviser have agreed to reimburse the Fund for expenses in excess of 0.40%. For the fiscal year ended December 31, 1995, the Investment Management Fee and Other Expenses before reimbursement were ____% and _____%, respectively.

(7) Other Expenses are as of the fiscal year ended December 31, 1995 taking into account the current expense limitations agreed to by the fund's manager. The fund's manager has agreed to continue, at least until MAY 1, 1996, to waive fees or reimburse expenses to the extent a Fund's total expense ratio exceeds the following expense limitation: International Equity Fund, 1.25%; Emerging Opportunities Fund and Core Equity Fund, 1.00%; and Long-Term Bond Fund, Intermediate-Term Bond Fund, Short-Term Bond Fund, 0.75%. Thereafter, each fund is required to reimburse the manager for any fees waived or expenses it reimbursed provided that this reimbursement by the Fund does not cause the total expense ratio to exceed the expense limitations above. The Long-Term Bond Fund and the Intermediate-Bond Fund are currently reimbursing the manager while the Short-Term Bond Fund and the International Equity Fund are still receiving reimbursements from the manager. Without these expense limitations and/or Manager reimbursements, Other Expenses of the Funds would have been as follows: International Equity Fund, ____%; Emerging Opportunities Fund, _____%; Core Equity Fund, _____%; Long-Term Bond Fund, _____%; Intermediate-Bond Fund, _____%; and Short-Term Bond, ____%.

(8) Other expenses are as of October 31, 1995, taking into account the current expense limitations agreed to by the Manager. The Manager waived all of its fees for the period and reimbursed the Funds for their expenses. If such fees were not waived and expenses were not reimbursed, Total Underlying Expenses would have been as follows: Smith Barney Income and Growth, ___%; Alliance Growth Portfolio, ____%; Smith Barney International Equity Portfolio, ____%; Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, _____%; and MFS Total Return Portfolio, _____%.

EXAMPLE *
THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                                                                                    If the Contract is NOT
                                            If the Contract is                      surrendered at the end of
                                            surrendendered at the                   the period shown
                                            end of the period shown:                or if it is annuitized:

-----------------------------------------------------------------------------------------------------------------------
                                            One     Three    Five    Ten            One     Three      Five       Ten
                                            Year    Years    Years   Years          Year    Years      Years      Years

-----------------------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS:
Account GIS                                 $       $        $       $              $       $          $            $
Account QB
Account MM
Account TGIS
Account TSB
Account TAS
Account TB
UNDERLYING FUNDING OPTIONS:
Capital Appreciation Fund                   $       $        $       $              $       $          $            $
High Yield Bond Trust
Managed Assets Trust
U.S. Government Securities Portfolio
Social Awareness Stock Portfolio
Utilities Portfolio
Templeton Bond Fund
Templeton Stock Fund
Templeton Asset Allocation Fund
Fidelity's High Income Portfolio
Fidelity's Equity-Income Portfolio
Fidelity's Growth Portfolio
Fidelity's Asset Manager Portfolio
Dreyfus Stock Index Fund
American Odyssey Funds (1):
   International Equity Fund
   Emerging Opportunities Fund
   Core Equity Fund
   Long-Term Bond Fund
   Intermediate-Term Bond Fund
   Short-Term Bond Fund
American Odyssey Funds (2):
   International Equity Fund
   Emerging Opportunities Fund
   Core Equity Fund
   Long-Term Bond Fund
   Intermediate-Term Bond Fund
   Short-Term Bond Fund
Smith Barney Income and Growth Portfolio                                                                   --        --
Alliance Growth Portfolio                                                                                  --        --
Smith Barney International Equity Portfolio                      --      --                                --        --
Putnam Diversified Income Portfolio                              --      --                                --        --
Smith Barney High Income Portfolio                               --      --                                --        --
MFS Total Return Portfolio                                       --      --                                --        --


    * The Example reflects the $15 Semiannual Contract Fee as an annual charge of _______% of assets.
   (1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.
   (2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

                        CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

              Per Unit Data for an Accumulation and Annuity Unit
                       outstanding throughout each year

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1995 is contained in the 1995 Annual Report to Contract Owners. The Annual Report is incorporated by reference into the Statement of Additional Information. The following information should be read in conjunction with the financial statements contained in the 1995 Annual Report.

CONTRACTS ISSUED ON OR AFTER TO MAY 16,1983.

SELECTED PER UNIT DATA                                            1995          1994          1993          1992         1991
                                                              --------      --------      --------      --------    ---------
  Total investment income . . . . . . . . . . . . . . . . . . .             $   .189      $   .184      $   .188     $   .198
  Operating expenses  . . . . . . . . . . . . . . . . . . . . .                 .115          .106          .098         .091
                                                                            --------      --------      --------     --------
  Net investment income . . . . . . . . . . . . . . . . . . . .                 .074          .078          .090         .107
  Unit Value at beginning of year . . . . . . . . . . . . . . .                7.007         6.507         6.447        5.048
  Net realized and change in unrealized gains (losses)  . . . .                (.164)         .422         (.030)       1.292
                                                                            --------      --------      --------     --------
  Unit Value at end of year . . . . . . . . . . . . . . . . . .             $  6.917      $  7.007      $  6.507     $  6.447
                                                                            ========      ========      ========     ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value . . . . . . . . . . . .                 (.09)          .50           .06         1.40
  Ratio of operating expenses to average net assets . . . . . .                 1.65%         1.57%         1.58%        1.58%
  Ratio of net investment income to average net assets  . . . .                 1.05%         1.15%         1.43%        1.86%
  Number of units outstanding at end of year (thousands)                      26,692        28,497        29,661       26,235
  Portfolio turnover rate . . . . . . . . . . . . . . . . . . .                  103%           81%          189%         319%

SELECTED PER UNIT DATA                                              1990         1989         1988          1987          1986
                                                                --------     --------     --------      --------      --------
  Total investment income . . . . . . . . . . . . . . . . . . . $   .192     $   .191     $   .168      $   .132      $   .126
  Operating expenses  . . . . . . . . . . . . . . . . . . . . .     .079         .095         .071          .066          .060
                                                                --------     --------     --------      --------      --------
  Net investment income . . . . . . . . . . . . . . . . . . . .     .113         .096         .097          .066          .066
  Unit Value at beginning of year . . . . . . . . . . . . . . .    5.295        4.191        3.601         3.737         3.275
  Net realized and change in unrealized gains (losses)  . . . .    (.360)       1.008         .493         (.202)         .396
                                                                --------     --------     --------      --------      --------
  Unit Value at end of year . . . . . . . . . . . . . . . . . . $  5.048     $  5.295     $  4.191      $  3.601      $  3.737
                                                                ========     ========     ========      ========      ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value . . . . . . . . . . . .     (.25)        1.10          .59          (.14)          .46
  Ratio of operating expenses to average net assets . . . . . .     1.57%        1.58%        1.58%         1.58%         1.57%
  Ratio of net investment income to average net assets  . . . .     2.25%        2.33%        2.60%         1.49%         1.84%
  Number of units outstanding at end of year (thousands)          19,634       15,707       12,173        11,367        54,065
  Portfolio turnover rate . . . . . . . . . . . . . . . . . . .       54%          27%          38%           51%           95%

CONTRACTS ISSUED PRIOR TO MAY 16,1983.

SELECTED PER UNIT DATA                                            1995          1994          1993          1992         1991
                                                              --------      --------      --------      --------     --------
  Total investment income . . . . . . . . . . . . . . . . . . .             $   .192      $   .189      $   .192     $   .201
  Operating expenses  . . . . . . . . . . . . . . . . . . . . .                 .100          .092          .085         .077
                                                                            --------      --------      --------     --------
  Net investment income . . . . . . . . . . . . . . . . . . . .                 .092          .097          .107         .124
  Unit Value at beginning of year . . . . . . . . . . . . . . .                7.194         6.664         6.587        5.145
  Net realized and change in unrealized gains (losses) .                       (.166)         .433         (.030)       1.318
                                                                            --------      --------      --------     --------
  Unit Value at end of year . . . . . . . . . . . . . . . . . .             $  7.120      $  7.194      $  6.664     $  6.587
                                                                            ========      ========      ========     ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value . . . . . . . . . . . .                 (.07)          .53           .08         1.44
  Ratio of operating expenses to average net assets . . . . . .                 1.41%         1.33%         1.33%        1.33%
  Ratio of net investment income to average net assets  . . . .                 1.30%         1.40%         1.67%        2.11%
  Number of units outstanding at end of year (thousands)  . . .               19,557        21,841        22,516       24,868
  Portfolio turnover rate . . . . . . . . . . . . . . . . . . .                  103%           81%          189%         319%

SELECTED PER UNIT DATA                                                 1990         1989          1988          1987          1986
                                                                   --------     --------      --------      --------      --------
  Total investment income . . . . . . . . . . . . . . . . . . .    $   .199     $   .191      $   .168      $   .132      $   .126
  Operating expenses  . . . . . . . . . . . . . . . . . . . . .        .069         .066          .053          .059          .047
                                                                   --------     --------      --------      --------      --------
  Net investment income . . . . . . . . . . . . . . . . . . . .        .130         .125          .115          .073          .079
  Unit Value at beginning of year . . . . . . . . . . . . . . .       5.383        4.250         3.642         3.771         3.296
  Net realized and change in unrealized gains (losses) .              (.368)       1.008          .493         (.202)         .396
                                                                   --------     --------      --------      --------      --------
  Unit Value at end of year . . . . . . . . . . . . . . . . . .    $  5.145     $  5.383      $  4.250      $  3.642      $  3.771
                                                                   ========     ========      ========      ========      ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value . . . . . . . . . . . .        (.24)        1.13           .61          (.13)          .48
  Ratio of operating expenses to average net assets . . . . . .        1.33%        1.33%         1.33%         1.33%         1.32%
  Ratio of net investment income to average net assets  . . . .        2.50%        2.56%         2.85%         1.72%         2.09%
  Number of units outstanding at end of year (thousands)  . . .      28,053       31,326        35,633        41,859        48,008
  Portfolio turnover rate . . . . . . . . . . . . . . . . . . .          54%          27%           38%           51%           95%

  The consolidated financialstatements of The Travelers Insurance Company and Subsidiaries are contained inthe Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION

           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

              Per Unit Data for an Accumulation and Annuity Unit
                       outstanding throughout each year

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1995 is contained in the l995 Annual Report to Contract Owners. The Annual Report is incorporated by reference into the Statement of Additional information. The following information should be read in conjunction with the financial statements contained in the 1995 Annual Report.

CONTRACTS ISSUED ON OR AFTER TO MAY 16, 1983.

SELECTED PER UNIT DATA                                    1995          1994          1993          1992         1991
                                                      --------      --------      --------      --------     --------
  Total investment income  . . . . . . . . . . . . . . .            $   .310      $   .299      $   .311     $   .299
  Operating expenses . . . . . . . . . . . . . . . . . .                .069          .067          .061         .056
                                                                    --------      --------      --------     --------
  Net investment income  . . . . . . . . . . . . . . . .                .241          .232          .250         .243
  Unit Value at beginning of year  . . . . . . . . . . .               4.381         4.052         3.799        3.357
  Net realized and change in unrealized gains (losses) .               (.348)         .097          .003         .199
                                                                    --------      --------      --------     --------
  Unit Value at end of year  . . . . . . . . . . . . . .            $  4.274      $  4.381      $  4.052     $  3.799
                                                                    ========      ========      ========     ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value  . . . . . . . .                (.11)          .33           .25          .44
  Ratio of operating expenses to average net assets  . .                1.57%         1.57%         1.58%        1.57%
  Ratio of net investment income to average net assets .                5.62%         5.41%         6.38%        6.84%
  Number of units outstanding at end of year (thousands)              27,033        28,472        20,250       17,211
  Portfolio turnover rate  . . . . . . . . . . . . . . .                  27%           24%           23%          21%

SELECTED PER UNIT DATA                                      *  1990         1989         1988         1987         1986
                                                           --------     --------     --------     --------     --------
  Total investment income  . . . . . . . . . . . . . . .   $   .277     $   .270     $   .259     $   .245     $   .240
  Operating expenses . . . . . . . . . . . . . . . . . .       .048         .047         .046         .042         .040
                                                           --------     --------     --------     --------     --------
  Net investment income  . . . . . . . . . . . . . . . .       .229         .223         .213         .203         .200
  Unit Value at beginning of year  . . . . . . . . . . .      3.129        2.852        2.697        2.629        2.369
  Net realized and change in unrealized gains (losses) .      (.001)        .054        (.058)       (.135)        .060
                                                           --------     --------     --------     --------     --------
  Unit Value at end of year  . . . . . . . . . . . . . .   $  3.357     $  3.129     $  2.852     $  2.697     $  2.629
                                                           ========     ========     ========     ========     ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value  . . . . . . . .        .23          .28          .16          .07          .26
  Ratio of operating expenses to average net assets  . .       1.57%        1.57%        1.58%        1.57%        1.57%
  Ratio of net investment income to average net assets .       7.06%        7.44%        7.67%        7.72%        7.94%
  Number of units outstanding at end of year (thousands)     14,245       13,135        9,457        7,560        8,321
  Portfolio turnover rate  . . . . . . . . . . . . . . .         41%          33%          17%          17%          28%

CONTRACTS ISSUED PRIOR TO MAY 16,1983.

SELECTED PER UNIT DATA                                            1995          1994          1993          1992         1991
                                                              --------     ---------     ---------     ---------    ---------
  Total investment income ..................................               $    .318     $    .306     $    .317    $    .304
  Operating expenses .......................................                    .059          .058          .050         .048
                                                                           ---------     ---------     ---------    ---------
  Net investment income ....................................                    .259          .248          .267         .256
  Unit Value at beginning of year ..........................                   4.498         4.150         3.880        3.421
  Net realized and change in unrealized gains (losses) .....                   (.357)         .100          .003         .203
                                                                           ---------     ---------     ---------    ---------
  Unit Value at end of year ............                                   $   4.400     $   4.498     $   4.150    $   3.880
                                                                           =========     =========     =========    =========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value  . . . . . . . . . .                    (.10)          .35           .27          .46
  Ratio of operating expenses to average net assets  . . . .                    1.33%         1.33%         1.33%        1.33%
  Ratio of net investment income to average net assets . . .                    5.87%         5.66%         6.61%        7.09%
  Number of units outstanding at end of year (thousands) . .                  10,694        12,489        13,416       14,629
  Portfolio turnover rate  . . . . . . . . . . . . . . . . .                      27%           24%           23%          21%


SELECTED PER UNIT DATA                                         *  1990         1989           1988          1987           1986
                                                              --------     --------       --------      --------       --------
  Total investment income ..................................  $   .281     $   .270       $   .259      $   .245       $   .240
  Operating expenses .......................................      .040         .035           .037          .034           .032
                                                              --------     --------       --------      --------       --------
  Net investment income ....................................      .241         .235           .222          .211           .208
  Unit Value at beginning of year ..........................     3.181        2.892          2.728         2.652          2.384
  Net realized and change in unrealized gains (losses) .....     (.001)        .054          (.058)        (.135)          .060
                                                              --------     --------       --------      --------       --------
  Unit Value at end of year ............                      $  3.421     $  3.181       $  2.892      $  2.728       $  2.652
                                                              ========     ========       ========      ========       ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value  . . . . . . . . . .       .24           29            .16           .08            .27
  Ratio of operating expenses to average net assets  . . . .      1.33%        1.33%          1.33%         1.32%          1.32%
  Ratio of net investment income to average net assets . . .      7.31%        7.60%          7.82%         7.87%          8.19%
  Number of units outstanding at end of year (thousands) . .    16,341       18,248         21,124        24,703         27,776
  Portfolio turnover rate  . . . . . . . . . . . . . . . . .        41%          33%            17%           17%            28%

+ On May 1. 1990, TAMIC replaced TIMCO as the investment adviser for Account
  QB.

  The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the Statement of Additional Information.

                       CONDENSED FINANCIAL INFORMATION

          THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

   Per Unit Data for an Accumulation Unit outstanding throughout each year

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1995 is contained in the 1995 Annual Report to Contract Owners. The Annual Report is incorporated by reference into the Statement of Additional Information. The following information should be read in conjunction with the financial statements contained in the 1995 Annual Report.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983.

SELECTED PER UNIT DATA                                            1995      1994       1993      1992      1991
                                                                  ----      ----       ----      ----      ----
  Total investment income . . . . . . . . . . . . . . . . . . . .        $  .087    $  .065   $  .077   $  .118
  Operating expenses  . . . . . . . . . . . . . . . . . . . . . .           .032       .031      .031      .030
                                                                         -------    -------   -------   -------
  Net investment income . . . . . . . . . . . . . . . . . . . . .           .055       .034      .046      .088
  Unit Value at beginning of year . . . . . . . . . . . . . . . .          2.029      1.995     1.949     1.861
                                                                         -------    -------   -------   -------
  Unit Value at end of year . . . . . . . . . . . . . . . . . . .        $ 2.084    $ 2.029   $ 1.995   $ 1.949
                                                                         =======    =======   =======   =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase in unit value  . . . . . . . . . . . . . . . . . .            .06        .03       .05       .09
  Ratio of operating expenses to average net assets . . . . . . .           1.57%      1.57%     1.57%     1.57%
  Ratio of net investment income to average net assets  . . . . .           2.72%      1.68%     2.33%     4.66%
  Number of units outstanding at end of year (thousands)  . . . .         39,675     34,227    42,115    55,013

SELECTED PER UNIT DATA                                                1990*      1989      1988      1987      1986
                                                                      ----       ----      ----      ----      ----
  Total investment income . . . . . . . . . . . . . . . . . . . .   $  .149   $  .156   $  .118   $  .101   $  .091
  Operating expenses  . . . . . . . . . . . . . . . . . . . . . .      .029      .027      .023      .023      .020
                                                                    -------   -------             -------   -------
  Net investment income . . . . . . . . . . . . . . . . . . . . .      .120      .129      .095      .078      .071
  Unit Value at beginning of year . . . . . . . . . . . . . . . .     1.741     1.612     1.517     1.439     1.368
                                                                    -------   -------   -------   -------   -------
  Unit Value at end of year . . . . . . . . . . . . . . . . . . .   $ 1.861   $ 1.741   $ 1.612   $ 1.517   $ 1.439
                                                                    =======   =======   =======   ======    =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase in unit value  . . . . . . . . . . . . . . . . . .       .12       .13       .10       .08       .07
  Ratio of operating expenses to average net assets . . . . . . .      1.57%     1.57%     1.56%     1.57%     1.57%
  Ratio of net investment income to average net assets  . . . . .      6.68%     7.65%     6.02%     5.27%     4.87%
  Number of units outstanding at end of year (thousands)  . . . .    67,343    57,916    41,449    49,918    31,831

CONTRACTS ISSUED PRIOR TO MAY 16, 1983.

SELECTED PER UNIT DATA                                            1995      1994       1993      1992      1991
                                                                  ----      ----       ----      ----      ----
  Total investment income . . . . . . . . . . . . . . . . . . . .        $  .091    $  .067   $  .079   $  .120
  Operating expenses  . . . . . . . . . . . . . . . . . . . . . .           .028       .027      .027      .026
                                                                         -------    -------   -------   -------
  Net investment income . . . . . . . . . . . . . . . . . . . . .           .063       .040      .052      .094
  Unit Value at beginning of year . . . . . . . . . . . . . . . .          2.083      2.043     1.991     1.897
                                                                         -------    -------   -------   -------
  Unit Value at end of year . . . . . . . . . . . . . . . . . . .        $ 2.146    $ 2.083   $ 2.043   $ 1.991
                                                                         =======    =======   =======   =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase in unit value  . . . . . . . . . . . . . . . . . .            .06        .04       .05       .09
  Ratio of operating expenses to average net assets . . . . . . .           1.33%      1.33%     1.33%     1.33%
  Ratio of net investment income to average net assets                      2.98%      1.93%     2.58%     4.90%
  Number of units outstanding at end of year (thousands)                     206        218       227       262

SELECTED PER UNIT DATA                                                 1990*     1989      1988      1987      1986
                                                                       ----      ----      ----      ----      ----
  Total investment income . . . . . . . . . . . . . . . . . . . .   $  .151   $  .156   $  .118   $  .101    $  .091
  Operating expenses  . . . . . . . . . . . . . . . . . . . . . .      .024      .021      .018      .018       .015
                                                                    -------   -------   -------   -------    -------
  Net investment income . . . . . . . . . . . . . . . . . . . . .      .127      .135      .100      .083       .076
  Unit Value at beginning of year . . . . . . . . . . . . . . . .     1.770     1.635     1.535     1.452      1.376
                                                                    -------   -------   -------   -------    -------
  Unit Value at end of year . . . . . . . . . . . . . . . . . . .   $ 1.897   $ 1.770   $ 1.635   $ 1.535    $ 1.452
                                                                    =======   =======   =======   =======    =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase in unit value  . . . . . . . . . . . . . . . . . .       .13       .14       .10       .08        .08
  Ratio of operating expenses to average net assets . . . . . . .      1.33%     1.33%     1.31%     1.32%      1.32%
  Ratio of net investment income to average net assets                 6.93%     7.81%     6.19%     5.49%      5.09%
  Number of units outstanding at end of year (thousands)                326       367       497       592        593

* On May 1, 1990, TAMIC replaced TIMCO as the investment adviser for Account
  MM.

  The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES
                                  (Unaudited)

                                                                      1995                 1994                1993
                                                                      ----                 ----                ----
                                                                   Q        NQ          Q        NQ         Q        NQ
                                                                   -        --          -        --                  --
CAPITAL APPRECIATION FUND*
  Unit Value at beginning of year  . . . . . . . . . . . . . .                      $ 1.892   $ 1.962   $ 1.665   $ 1.727
  Unit Value at end of year  . . . . . . . . . . . . . . . . .                        1.779     1.845     1.892     1.962
  Number of units outstanding at end of year (thousands).......                      40,160     3,605    30,003     2,825

HIGH YIELD BOND TRUST
  Unit Value at beginning of year  . . . . . . . . . . . . . .                      $ 2.222   $ 2.245   $ 1.974   $ 1.994
  Unit Value at end of year . . .  . . . . . . . . . . . . . .                        2.167     2.189     2.222     2.245
  Number of units outstanding at end of year (thousands)   . .                        4,708       585     5,066       603

MANAGED ASSETS TRUST
  Unit Value at beginning of year  . . . . . . . . . . . . . .                      $ 2.281   $ 2.455   $ 2.111   $ 2.273
  Unit Value at end of year  . . . . . . . . . . . . . . . . .                        2.201     2.369     2.281     2.455
  Number of units outstanding at end of year (thousands)                             58,355     4,813    63,538     4,490

                                                                            1992                1991
                                                                            ----                ----
                                                                         Q        NQ         Q        NQ
                                                                         -        --         -        --
CAPITAL APPRECIATION FUND*
  Unit Value at beginning of year . . . . . . . . . . . . . .         $ 1.433   $ 1.487   $ 1.075   $ 1.114
  Unit Value at end of year . . . . . . . . . . . . . . . . .           1.665     1.727     1.433     1.487
  Number of units outstanding at end of year (thousands).......        16,453     1,020    12,703       887

HIGH YIELD BOND TRUST
  Unit Value at beginning of year . . . . . . . . . . . . . .         $ 1.767   $ 1.785   $ 1.418   $ 1.433
  Unit Value at end of year . . . . . . . . . . . . . . . . .           1.976     1.994     1.767     1.785
  Number of units outstanding at end of year (thousands)  . .           4,730       428     4,018       344

MANAGED ASSETS TRUST
  Unit Value at beginning of year . . . . . . . . . . . . . .         $ 2.034   $ 2.189   $ 1.691   $ 1.821
  Unit Value at end of year . . . . . . . . . . . . . . . . .           2.111     2.273     2.034     2.189
  Number of units outstanding at end of year (thousands)               65,926     4,120    58,106     3,359

                                                                     1990                 1989                1988
                                                                     ----                 ----                ----
                                                                  Q        NQ          Q        NQ         Q        NQ
                                                                  -        --          -        --         -        --
CAPITAL APPRECIATION FUND*
  Unit Value at beginning of year . . . . . . . . . . . .      $ 1.157   $ 1.200   .$ 1.015   $ 1.052   $ 0.934   $ 0.968
  Unit Value at end of year . . . . . . . . . . . . . . .        1.075     1.114      1.157     1.200     1.015     1.052
  Number of units outstanding at end of year (thousands)        11,356       553     12,038       495    13,040       423

HIGH YIELD BOND TRUST
  Unit Value at beginning of year . . . . . . . . . . . .      $ 1.573   $ 1.590   .$ 1.571   $ 1.588   $ 1.388   $ 1.403
  Unit Value at end of year   . . . . . . . . . . . . . .        1.418     1.433      1.573     1.590     1.571     1.588
  Number of units outstanding at end of year (thousands)         4,045       341      6,074       573     5,783       676

MANAGED ASSETS TRUST
  Unit Value at beginning of year . . . . . . . . . . . .      $ 1.671   $ 1.799    $ 1.331   $ 1.433   $ 1.234   $ 1.328
  Unit Value at end of year   . . . . . . . . . . . . . .        1.691     1.821      1.671     1.799     1.331     1.433
  Number of units outstanding at end of year (thousands)        51,489     2.744     47,104     2,836    46,809     3,316

                                                                       1987                1986
                                                                       ----                ----
                                                                    Q        NQ         Q        NQ
                                                                    -        --         -        --
CAPITAL APPRECIATION FUND*
  Unit Value at beginning of year . . . . . . . . . . . .        $ 1.027   $ 1.066   $ 0.946   $ 0.976
  Unit Value at end of year . . . . . . . . . . . . . . .          0.934     0.968     1.027     1.066
  Number of units outstanding at end of year (thousands)          12,957       486    12,658       263

HIGH YIELD BOND TRUST
  Unit Value at beginning of year . . . . . . . . . . . .        $ 1.412   $ 1.427   $ 1.324   $ 1.339
  Unit Value at end of year   . . . . . . . . . . . . . .          1.388     1.403     1.412     1.427
  Number of units outstanding at end of year (thousands)           4,645       523     4,866       591

MANAGED ASSETS TRUST
  Unit Value at beginning of year . . . . . . . . . . . .        $ 1.223   $ 1.317   $ 1.040   $ 1.119
  Unit Value at end of year   . . . . . . . . . . . . . .          1.234     1.328     1.223     1.317
  Number of units outstanding at end of year (thousands)          46,733     3,875    33,600     1,876

Q = Qualified
NQ = NonQualified

The financial statements of Fund U are contained in the 1995 Annual Report to Contract Owners.

The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the Statement of Additional Information.

* Prior to May 1, 1994, the Capital Appreciation Fund was known as the Aggressive Stock Trust.

                        CONDENSED FINANCIAL INFORMATION

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES

                            ACCUMULATION UNIT VALUES
                                  (Unaudited)


                                                                     1995           1994           1993           1992**
                                                                     ----           ----           ----           ----
U.S. GOVERNMENT SECURITIES PORTFOLIO  (1/92)*
  Unit Value at beginning of period..........................                    $   1.153      $  1.066       $   1.000
  Unit Value at end of period................................                        1.074         1.153           1.066
  Number of units outstanding at end of period (thousands) ..                       22,709        22,142           8,566
SOCIAL AWARENESS STOCK PORTFOLIO  (5/92)*
  Unit Value at beginning of period..........................                    $   1.153      $  1.086       $   1.000
  Unit Value at end of period................................                        1.109         1.153           1.086
  Number of units outstanding at end of year (thousands) ....                        3,499         2,920           1,332
UTILITIES PORTFOLIO  (2/94)*
  Unit Value at beginning of period..........................                    $   1.000            --              --
  Unit Value at end of period................................                        1.005            --              --
  Number of units outstanding at end of period (thousands) ..                        5,740            --              --
TEMPLETON BOND FUND  (8/88)*
  Unit Value at beginning of year ...........................                    $  1.172       $   1.065      $   1.000
  Unit Value at end of year .................................                        1.101          1.172          1.065
  Number of units outstanding at end of year (thousands) ....                       10,186          8,014          3,477
TEMPLETON STOCK FUND  (8/88)*
  Unit Value at beginning of year ...........................                    $   1.385      $  1.047       $   1.000
  Unit Value at end of year .................................                        1.338         1.385           1.047
  Number of units outstanding at end of year (thousands) ....                      101,462        43,847          10,433
TEMPLETON ASSET ALLOCATION FUND  (8/88)*
  Unit Value at beginning of year ...........................                    $   1.333      $  1.070       $   1.000
  Unit Value at end of year .................................                        1.277          1.333          1.070
  Number of units outstanding at end of year (thousands) ....                      103,407         51,893         13,888
FIDELITY'S HIGH INCOME PORTFOLIO  (9/85)*
  Unit Value at beginning of year ...........................                    $   1.138      $  1.138       $   1.000
  Unit Value at end of year .................................                        1.316          1.354          1.138
  Number of units outstanding at end of year (thousands) ....                       25,813         17,381          4,875
FIDELITY'S GROWTH PORTFOLIO  (10/86)*
  Unit Value at beginning of year ...........................                    $   1.024      $  1.024       $   1.000
  Unit Value at end of year .................................                        1.192         1.207           1.024
  Number of units outstanding at end of year (thousands) ....                      176,304       101,260          30,240
FIDELITY'S EQUITY-INCOME PORTFOLIO  (10/86)*
  Unit Value at beginning of period .........................                    $   1.052      $  1.000              --
  Unit Value at end of period ...............................                        1.112         1.052              --
  Number of units outstanding at end of period (thousands) ..                       78,856        13,414              --
FIDELITY'S ASSET MANAGER PORTFOLIO  (9/89)*
  Unit Value at beginning of year ...........................                    $   1.301      $  1.088       $   1.000
  Unit Value at end of year .................................                        1.207         1.301           1.088
  Number of units outstanding at end of year (thousands) ....                      282,474       162,413          30,207
DREYFUS STOCK INDEX FUND  (9/89)*
  Unit Value at beginning of year ...........................                    $   1.148      $  1.064       $   1.000
  Unit Value at end of year .................................                        1.144         1.148           1.064
  Number of units outstanding at end of year (thousands) ....                       31,600        26,789          12,089
AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND  (5/93)*
  Unit Value at beginning of period .........................                    $   1.180       $ 1.000              --
  Unit Value at end of period ...............................                        1.084         1.180              --
  Number of units outstanding at end of period (thousands) ..                       47,096        16,944              --
AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND  (5/93)*
  Unit Value at beginning of period ..........................                   $   1.079      $  1.000              --
  Unit Value at end of period ................................                       1.168         1.079              --
  Number of units outstanding at end of period (thousands) ..                       73,838        27,011              --

AMERICAN ODYSSEY CORE EQUITY FUND  (5/93)*

  Unit Value at beginning of period .........................                    $   1.012      $  1.000              --
  Unit Value at end of period ...............................                         .990         1.012              --
  Number of units outstanding at end of period (thousands) ..                      100,082        37,136              --
AMERICAN ODYSSEY LONG-TERM BOND FUND  (5/93)*
  Unit Value at beginning of period .........................                    $   1.085      $  1.000              --
  Unit Value at end of period ...............................                        1.010         1.085              --
  Number of units outstanding at end of period (thousands) ..                       70,928        25,467              --
AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND  (5/93)*
  Unit Value at beginning of period .........................                    $   1.035      $  1.000              --
  Unit Value at end of period ...............................                         .993         1.035              --
  Number of units outstanding at end of period (thousands) ..                       50,403        19,564              --
AMERICAN ODYSSEY SHORT-TERM BOND FUND  (5/93)*
  Unit Value at beginning of period .........................                    $   1.020      $  1.000              --
  Unit Value at end of period ...............................                        1.006         1.020              --
  Number of units outstanding at end of period (thousands) ..                       17,611         8,201              --
SMITH BARNEY INCOME AND GROWTH PORTFOLIO  (6/94)
  Unit Value at beginning of period .........................                    $   1.020      $  1.000              --
  Unit Value at end of period ...............................                        1.006         1.020              --
  Number of units outstanding at end of period (thousands) ..                       17,611         8,201              --
ALLIANCE GROWTH PORTFOLIO  (6/94)
  Unit Value at beginning of period ..........................                   $   1.020      $  1.000              --
  Unit Value at end of period ................................                       1.006         1.020              --
  Number of units outstanding at end of period (thousands) ...                      17,611         8,201              --
SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO  (6/94)
  Unit Value at beginning of period ...........................                  $   1.020      $  1.000              --
  Unit Value at end of period .................................                      1.006         1.020              --
  Number of units outstanding at end of period (thousands) ....                     17,611         8,201              --
PUTNAM DIVERSIFIED INCOME PORTFOLIO  (6/94)
  Unit Value at beginning of period ...........................                  $   1.020      $  1.000              --
  Unit Value at end of period .................................                      1.006         1.020              --
  Number of units outstanding at end of period (thousands) ....                     17,611         8,201              --
SMITH BARNEY HIGH INCOME PORTFOLIO  (6/94)
  Unit Value at beginning of period ...........................                  $   1.020      $  1.000              --
  Unit Value at end of period .................................                      1.006         1.020              --
  Number of units outstanding at end of period (thousands) ....                     17,611         8,201              --
MFS TOTAL RETURN PORTFOLIO  (6/94)
  Unit Value at beginning of period ...........................                  $   1.020      $  1.000              --
  Unit Value at end of period .................................                      1.006         1.020              --
  Number of units outstanding at end of period (thousands) ....                     17,611         8,201              --

*   Inception date.
**  Period covers January 24, 1992 (date portfolio became available under Fund
    U) to December 31, 1992, except Social Awareness Stock Portfolio, which became available under Fund U on May 1, 1992.

    The financial statements of Fund U are contained in the 1995 Annual Report to Contract Owners.

    The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION

   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

   Per Unit Data for an Accumulation Unit outstanding throughout each period


The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1995 is contained in the 1995 Annual Report to Contract Owners. The Annual Report is incorporated by reference into the Statement of Additional Information. The following information should be read in conjunction with the financial statements contained in the 1995 Annual Report.

                                                          1995          1994          1993          1992
                                                          ----          ----          ----          ----
SELECTED PER UNIT DATA
  Total investment income . . . . . . . . . . . . .                   $    .064     $    .043     $    .046
  Operating expenses . . . . . . . . . . . . . . .                     ** (.041)     **  .042      **  .045
                                                                      ----------    ----------    ----------
  Net investment income . . . . . . . . . . . . . .                        .023          .001          .001
  Unit Value at beginning of year . . . . . . . . .                   $   1.776     $   1.689     $   1.643
  Net realized and change in unrealized gains (losses)                    (.104)        0.086         0.045
                                                                      ----------    ----------    ----------
  Unit Value at end of year . . . . . . . . . . . .                   $   1.695     $   1.776     $   1.689


SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value  . . . . . . .                     (.08)          .09           .05
  Ratio of operating expenses to average net assets * . .               ** 2.82%      ** 2.82%     **  2.82%
  Ratio of net investment income to average net assets *                   1.58%         0.08%         0.78%
  Number of units outstanding at end of year (thousands)                 29,692            --       217,428
  Portfolio turnover rate . . . . . . . . . . . . . . . .                    19%           70%          119%


                                                              1991         1990          1989         1988
                                                              ----         ----          ----         ----
SELECTED PER UNIT DATA
  Total investment income . . . . . . . . . . . . .         $    .045    $    .099     $    .161    $   .044
  Operating expenses . . . . . . . . . . . . . . .           **  .045     **  .034          .023        .017
                                                            ----------   ----------    ----------   ---------
  Net investment income . . . . . . . . . . . . . .                --         .065          .138        .027
  Unit Value at beginning of year . . . . . . . . .         $   1.391    $   1.447     $   1.108    $  1.000
  Net realized and change in unrealized gains (losses)          0.252        (.121)         .201        .081
                                                            ----------   ----------    ----------   ---------
  Unit Value at end of year . . . . . . . . . . . .         $   1.643    $   1.391     $   1.447    $  1.108


SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value  . . . . . . .            .25         (.06)          .34         .11
  Ratio of operating expenses to average net assets * . .     ** 2.82%     ** 2.41%         1.57%       1.57%
  Ratio of net investment income to average net assets *         1.33%        1.86%         2.81%       2.55%
  Number of units outstanding at end of year (thousands)           --        5,708            --       3,829
  Portfolio turnover rate . . . . . . . . . . . . . . . .         489%         653%          149%        268%

 * Annualized

** Effective May 1, 1990, market timing fees are included in operating expenses. Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TGIS, or by contractual surrender to the extent allowed under federal tax law.

The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES*

   Per Unit Data for an Accumulation Unit outstanding throughout each period

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1995 is contained in the 1995 Annual Report to Contract Owners. The Annual Report is incorporated by reference into the Statement of Additional Information. The following information should be read in conjunction with the financial statements contained in the 1995 Annual Report.


                                                             1995         1994         1993        1992         1991
                                                             ----         ----         ----        ----         ----
SELECTED PER UNIT DATA
  Total investment income . . . . . . . . . . . . . .                  $    .055    $    .041   $    .054    $    .076
  Operating expenses . . . . . . . . . . . . . . . . .                  **  .036     **  .037    **  .041     **  .036
                                                                       ----------   ---------    ---------   ----------
  Net investment income . . . . . . . . . . . . . . .                       .019         .004        .013         .040
  Unit value at beginning of year . . . . . . . . . .                      1.275        1.271       1.258        1.218
  Net realized and change in unrealized gains (losses) ****                (.002)          --          --           --
                                                                       ----------   ----------   ---------   ----------
  Unit value at end of year . . . . . . . . . . . . .                  $   1.292    $   1.275    $  1.271    $   1.258
                                                                       ----------   ----------   ---------   ----------

SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase in unit value . . . . . . . . . . . .                         .02           --         .01          .04
  Ratio of operating expenses to average net assets ***                   **2.82%    **  2.82%   **  2.82%    **  2.82%
  Ratio of net investment income to average net assets ***                  1.45%         .39%       1.12%        3.07%
  Number of units outstanding at end of year (thousands) .               216,713      353,374     173,359      439,527

                                                                   1990         1989         1988        1987
                                                                   ----         ----         ----        ----
SELECTED PER UNIT DATA
  Total investment income . . . . . . . . . . . . . .           $    .099    $    .102    $   .078     $  .003
  Operating expenses . . . . . . . . . . . . . . . . .           **  .030         .017        .016        .001
                                                                ----------   ----------   ---------    --------
  Net investment income . . . . . . . . . . . . . . .                .069         .085        .062        .002
  Unit value at beginning of year . . . . . . . . . .               1.149        1.064       1.002       1.000
  Net realized and change in unrealized gains (losses) ****            --           --          --          --
                                                                ----------   ----------   ---------   ---------
  Unit value at end of year . . . . . . . . . . . . .           $   1.218    $   1.149    $  1.064    $  1.002
                                                                ----------   ----------   ---------   ---------

SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase in unit value . . . . . . . . . . . .                  .07          .09         .06          --
  Ratio of operating expenses to average net assets ***          **  2.41%        1.57%       1.57%       1.57%
  Ratio of net investment income to average net assets ***           5.89%        7.63%       6.51%       2.69%
  Number of units outstanding at end of year (thousands) .        369,769      360,074     356,969     288,757

   * Prior to May 1,1994, the Account was known as The Travelers Timed Money Market Account for Variable Annuities.

  ** Effective May 1, 1990, market timing fees are included in operating expenses. Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TSB, or by contractual surrender to the extent allowed under federal tax law.

 *** Annualized

**** Effective May 2, 1994, Account TSB was authorized to invest in securities with a maturity of greater than one year. As a result, net realized and change in unrealized gains (losses) are no longer included in total investment income.

The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

   Per Unit Data for an Accumulation Unit outstanding throughout each period

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1995 is contained in the 1995 Annual Report to Contract Owners. The Annual Report is incorporated by reference into the Statement of Additional Information. The following information should be read in conjunction with the financial statements contained in the 1995 Annual Report.

                                                          1995         1994          1993          1992          1991
                                                          ----          ----         ----          ----          ----
SELECTED PER UNIT DATA
  Total investment income . . . . . . . . . . . . . . .              $    .036      $   .037     $   .041     $    .044
  Operating expenses  . . . . . . . . . . . . . . . . .               **  .049      **  .048     **  .043      **  .039
                                                                     ----------     ---------    ---------    ----------
 Net investment income (loss) . . . . . . . . . . . . .                  (.013)        (.011)       (.002)         .005
  Unit Value at beginning of year . . . . . . . . . . .                  1.838         1.624        1.495         1.136
  Net realized and unrealized gains (losses)  . . . . .                  (.119)         .225         .131          .354
                                                                     ----------     ---------    ---------    ----------
  Unit Value at end of year . . . . . . . . . . . . . .              $   1.706      $  1.838     $  1.624     $   1.495
                                                                     ----------     ---------    ---------    ----------
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value . . . . . . . .                   (.13)          .21         (.13)          .36
  Ratio of operating expenses to average net assets * .                ** 2.80%      ** 2.82%     ** 2.93%      ** 2.99%
  Ratio of net investment income to average net assets.                *  (.72)%        (.80)%       (.12)%         .37%
  Number of units outstanding at end of year (thousands)                25,109        43,059       20,225        19,565
  Portfolio turnover rate . . . . . . . . . . . . . . .                    142%           71%         269%          261%

                                                              +1990         1989         1988           1987
                                                               ----         ----         ----           ----
SELECTED PER UNIT DATA
  Total investment income  . . . . . . . . . . . . . . .    $    .045      $   .052     $   .008      $   .001
  Operating expenses . . . . . . . . . . . . . . . . . .     **  .073          .051         .015          .000

 Net investment income (loss)  . . . . . . . . . . . . .        (.028)         .001        (.007)         .001
  Unit Value at beginning of year  . . . . . . . . . . .        1.189         1.059        1.001         1.000
  Net realized and unrealized gains (losses) . . . . . .        (.025)         .129         .065          .000
                                                            ----------     ---------    ---------     ---------
  Unit Value at end of year  . . . . . . . . . . . . . .    $   1.136      $  1.189     $  1.059      $  1.001
                                                            ----------     ---------    ---------     ---------
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value  . . . . . . . .         (.05)          .13          .06           .00
  Ratio of operating expenses to average net assets *  .      ** 2.64%         1.95%        1.95%         1.95%
  Ratio of net investment income to average net assets .        (3.73)%         .91%        (.88)%        4.90%
  Number of units outstanding at end of year (thousands)        5,585             0            0           841
  Portfolio turnover rate  . . . . . . . . . . . . . . .            0%           77%         127%            0

* Annualized

** Effective May 1, 1990, market timing fees are included in operating expenses. Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner and were not recorded in the financial statements of Account TAS, or by contractual surrender to the extent allowed under federal tax law.

+ On May 1, 1990, TIMCO replaced Keystone Custodian Funds, Inc. as the investment adviser for Account TAS.


The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION

            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES

   Per Unit Data for an Accumulation Unit outstanding throughout each period

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1995 is contained in the 1995 Annual Report to Contract Owners. The Annual Report is incorporated by reference into the Statement of Additional Information. The following information should be read in conjunction with the financial statements contained in the 1995 Annual Report.

                                                          1995          1994            1993         1992          1991
                                                          ----          ----            ----         ----          ----
SELECTED PER UNIT DATA
  Total investment income . . . . . . . . . . . . . . . .               $    .007     $    .054    $    .051     $    .052
  Operating expenses  . . . . . . . . . . . . . . . . . .                 ** .006       ** .036      ** .032       ** .031
  Net investment income . . . . . . . . . . . . . . . . .                    .001          .018         .019          .021
  Unit Value at beginning of year . . . . . . . . . . . .                   1.234         1.132        1.087          .994
  Net realized and change in unrealized gains (losses). .                   (.020)         .084         .026          .072
  Unit Value at end of year . . . . . . . . . . . . . . .               $   1.215     $   1.234     $  1.132     $   1.087


SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value . . . . . . . . .                    (.02)          .10          .05           .09
  Ratio of operating expenses to average net assets * . .                 ** 3.00%      ** 3.00%     ** 2.99%      ** 3.00%
  Ratio of net investment income to average net assets *                     1.02%         1.48%        1.71%         3.07%
  Number of units outstanding at end of year (thousands)                       --        20,207       21,868        19,521
  Portfolio turnover rate . . . . . . . . . . . . . . . .                      --           190%         505%          627%

                                                                    +1990            1989         1988          1987
                                                                     ----            ----         ----          ----
SELECTED PER UNIT DATA
  Total investment income . . . . . . . . . . . . . . . .         $    .072      $   .147      $   .141       $  .001
  Operating expenses  . . . . . . . . . . . . . . . . . .           ** .018          .023          .022          .001
  Net investment income . . . . . . . . . . . . . . . . .              .054          .124          .119          .000
  Unit Value at beginning of year . . . . . . . . . . . .             1.036         1.114         1.000         1.000
  Net realized and change in unrealized gains (losses). .             (.096)        (.202)        (.005)           --
  Unit Value at end of year . . . . . . . . . . . . . . .         $    .994      $  1.036      $  1.114       $ 1.000


SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in unit value . . . . . . . . .              (.04)         (.08)          .11           .00
  Ratio of operating expenses to average net assets * . .           ** 2.58%         2.02%         2.04%         1.78%
  Ratio of net investment income to average net assets *               3.88%        11.15%        11.12%         (.95)
  Number of units outstanding at end of year (thousands)             14,115           660           830           625
  Portfolio turnover rate   . . . . . . . . . . . . . . .               370%           10%           26%            0%

* Annualized

** Effective May 1, 1990, market timing fees are included in operating expenses. Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TB, or by contractual surrender to the extent allowed under federal tax law.

+ On May 1, 1990, TAMIC replaced Keystone Custodian Funds, Inc. as the investment adviser for Account TB.

The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the Statement of Additional Information.

                         THE VARIABLE ANNUITY CONTRACT

         The Contract is a variable annuity designed to help Contract Owners and Participants accumulate money for retirement. The following brief description of the key features of the Contract is subject to the specific terms of the Contract itself. Reference should also be made to the Glossary of Special Terms.

PURCHASE PAYMENTS

         Purchase Payments under tax-qualified retirement plans (except IRAs), that is, tax-sheltered annuities (i.e., 403(b)), corporate pension and profit-sharing, governmental and deferred compensation plans for governmental and tax-exempt organization employees, may be made under the Contract in amounts of $20 or more per Participant, subject to the terms of the Plan. The initial minimum Purchase Payment for IRAs is $1,000; for nonqualified Contracts, the initial minimum Purchase Payment is $1,000 and $100 thereafter. The initial Purchase Payment is due and payable before the Contract becomes effective.

         Purchase Payments accumulate under the Contract until the Annuity Commencement Date. The Company will automatically begin paying Annuity Payments to the Owner or Participant, as provided in the Plan, on the Participant's
Annuity Commencement Date, if the Participant is then living.   (See "Annuity
Option--Automatic Option," page __.) The Owner or the Participant, as provided in the Plan, may choose instead a number of alternative arrangements for benefit payments. Under a Group Contract, if the Participant dies before a payout begins, the Company will pay to the Owner or beneficiary, as provided in the Plan, the Participant's Interest. The Participant's Interest will be considered the Cash Value of that Participant's Individual Account unless the Company is otherwise instructed by the Owner. Under an Individual Contract, if the Owner dies before a payout begins, the amount due will be be paid to the beneficiary.

APPLICATION OF PURCHASE PAYMENTS

         Each Purchase Payment will be applied to the Contract to provide Accumulation Units of the Investment Alternatives, as selected by the Contract Owner. Such Accumulation Units will be credited to an Owner's Account or Individual Account, as directed or as provided in the Plan. If the Contract application is in good order, the Company will apply the initial Purchase Payment within two business days of receipt of the Purchase Payment at the Company's Home Office. If the application is not in good order, the Company will attempt to secure the missing information within five business days. If the application is not complete at the end of this period, the Company will inform the applicant of the reason for the delay. The Purchase Payment will be returned immediately unless the applicant specifically consents to the Company keeping the Purchase Payment until the application is complete. Once it is complete, the Purchase Payment will be applied within two business days.

NUMBER OF ACCUMULATION UNITS

         The number of Accumulation Units to be credited will be determined by dividing the Purchase Payment applied to the designated Investment Alternative by the current Accumulation Unit Value of that Investment Alternative.

         The Accumulation Unit Value for each Investment Alternative was established at $1.00 at inception. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor for the Valuation Period just ended. The net investment factor is described in the SAI. The value of an Accumulation Unit on any date other than a Valuation Date will be equal to its value as of the next succeeding Valuation Date. The value of an Accumulation Unit may increase or decrease.

THE VARIABLE INVESTMENT ALTERNATIVES
FUND U

         Fund U currently invests in the following Underlying Funds. Each Underlying Fund has risks associated with it. Please read the accompanying prospectus for each carefully. Underlying Funds may be added or withdrawn as permitted by applicable law. Additionally, some of the Underlying Funds may not be available in every state due to various insurance regulations.

UNDERLYING FUNDS:

CAPITAL APPRECIATION FUND. The objective of the Capital Appreciation Fund is growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price in both rising and declining markets.

HIGH YIELD BOND TRUST. The objective of the High Yield Bond Trust is generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.

MANAGED ASSETS TRUST. The objective of the Managed Assets Trust is high total investment return through a fully managed investment policy. Assets of the Managed Assets Trust will be invested in a portfolio of equity, debt and convertible securities.

DREYFUS STOCK INDEX FUND. The objective of the Dreyfus Stock Index Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

THE TRAVELERS SERIES TRUST PORTFOLIOS

U.S. GOVERNMENT SECURITIES PORTFOLIO. The objective of the U.S. Government Securities Portfolio is the selection of investments from the point of view of an investor concerned primarily with highest credit quality, current income and total return. The assets of the U.S. Government Securities Portfolio will be invested in direct obligations of the United States, its agencies and instrumentalities.

SOCIAL AWARENESS STOCK PORTFOLIO. The objective of the Social Awareness Stock Portfolio is long-term capital appreciation and retention of net investment income. The Portfolio seeks to fulfill this objective by selecting investments, primarily common stocks, which meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.

UTILITIES PORTFOLIO. The objective of the Utilities Portfolio is to provide current income by investing in equity and debt securities of companies in the utility industries.

TEMPLETON VARIABLE PRODUCTS SERIES

TEMPLETON BOND FUND. The objective of the Templeton Bond Fund is high current income through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world.

TEMPLETON STOCK FUND. The objective of the Templeton Stock Fund is capital growth through a policy of investing primarily in common stocks issued by companies, large and small, in various nations throughout the world.

TEMPLETON ASSET ALLOCATION FUND. The objective of the Templeton Asset Allocation Fund is a high level of total return with reduced risk over the long term through a flexible policy of investing in stocks of companies in any nation and debt obligations of companies and governments of any nation.
Changes in the asset mix will be adjusted in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND

FIDELITY'S HIGH INCOME PORTFOLIO. The objective of the High Income Portfolio is to seek to obtain a high level of current income by investing primarily in high yielding, lower-rated, fixed-income securities, while also considering growth of capital.

FIDELITY'S EQUITY-INCOME PORTFOLIO. The objective of the Equity-Income Portfolio is to seek reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the portfolio manager will also consider the potential for capital appreciation.

FIDELITY'S GROWTH PORTFOLIO. The objective of the Growth Portfolio is to seek capital appreciation. The Portfolio normally purchases common stocks of well-known, established companies, and small emerging growth companies, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II

FIDELITY'S ASSET MANAGER PORTFOLIO. The objective of the Asset Manager Portfolio is to seek high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

AMERICAN ODYSSEY FUNDS, INC.

AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND. * The objective of the International Equity Fund is to seek maximum long-term total return by investing primarily in common stocks of established non-U.S. companies.

AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND. * The objective of the Emerging Opportunities Fund is to seek maximum long-term total return by investing primarily in common stocks of small, rapidly growing companies.

AMERICAN ODYSSEY CORE EQUITY FUND. * The objective of the Core Equity Fund is to seek maximum long-term total return by investing primarily in common stocks of well-established companies.

AMERICAN ODYSSEY LONG-TERM BOND FUND. * The objective of the Long-Term Bond Fund is to seek maximum long-term total return by investing primarily in long-term corporate debt securities, U.S. government securities, mortgage-related securities, and asset-backed securities, as well as money market instruments.

AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND. * The objective of the Intermediate-Term Bond Fund is to seek maximum long-term total return by investing primarily in intermediate-term corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed securities, as well as money market instruments.

AMERICAN ODYSSEY SHORT-TERM BOND FUND. * The objective of the Short-Term Bond Fund is to seek maximum long-term total return by investing primarily in investment-grade, short-term debt securities.

SMITH BARNEY/TRAVELERS SERIES FUND, INC.

SMITH BARNEY INCOME AND GROWTH PORTFOLIO.   The objective of the Income and
Growth Portfolio is current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks.

ALLIANCE GROWTH PORTFOLIO.   The objective of the Growth Portfolio is long-term
growth of capital by investing predominantly in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time. Current income is only an incidental consideration.

SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO.   The objective of the
International Equity Portfolio is total return on assets from growth of capital and income by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.

PUTNAM DIVERSIFIED INCOME PORTFOLIO.   The objective of the Diversified Income
Portfolio is to seek high current income consistent with preservation of capital. The Portfolio will allocate its investments among the U.S. Government Sector, the High Yield Sector, and the International Sector of the fixed income securities markets.

SMITH BARNEY HIGH INCOME PORTFOLIO.   The investment objective of the High
Income Portfolio is high current income. Capital appreciation is a secondary objective. The Portfolio will invest at least 65% of its assets in high-yielding corporate debt obligations and preferred stock.

MFS TOTAL RETURN PORTFOLIO.   The Total Return Portfolio's objective is to
obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Generally, at least 40% of the Portfolio's assets will be invested in equity securities.

GT GLOBAL STRATEGIC INCOME PORTFOLIO. (NOTE: AVAILABLE ONLY TO EXISTING CUSTOMERS AS OF APRIL 30, 1996. THE COMPANY EXPECTS TO ELIMINATE THIS OPTION BY EARLY 1997.) This fund's objective is to seek high current income and secondarily to seek capital appreciation. The Portfolio allocates its investments among debt securities of issuers of the U.S. Government Sector, the High Yield Sector and the International Sector of the fixed income securities markets.

* Funds available for use with an asset allocation program, for which there is a fee. See "Asset Allocation Advice" on page ___ for more information.

MANAGED SEPARATE ACCOUNTS:

         For each Managed Separate Account, neither the investment objective nor the fundamental investment restrictions, as described in the SAI, can be changed without a vote of the majority of the outstanding voting securities of the Accounts, as defined by the 1940 Act. See page __ for more information regarding the investment objectives and policies and risk factors of these options.

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES (ACCOUNT
GIS): The basic investment objective is long-term accumulation of principal through capital appreciation and retention of net investment income.

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES (ACCOUNT QB): The basic objective is current income, moderate capital volatility and total return.

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES (ACCOUNT MM): The basic investment objective is preservation of capital, a high degree of liquidity and the highest possible current income available from certain short-term money market securities.

#THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES (ACCOUNT TGIS): The basic investment objective is long-term accumulation of principal through capital appreciation and retention of net investment income

#THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES (ACCOUNT
TSB): The investment objective is to generate high current income with limited price volatility while maintaining a high degree of liquidity.

#THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES (ACCOUNT
TAS): The investment objective is growth of capital by investing primarily in a broadly diversified portfolio of common stocks.

#THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES (ACCOUNT TB): The investment objective is current income and total return by investing debt securities of the highest credit quality.

# These investment options are available through a market timing program, for which there is a fee. Certain risks may apply to those who allocate funds to these options outside of the market timing program. See "Market Timing Services" on page ___ for more information.

TRANSFERS

         Before Annuity or Income Payments begin, the Owner or Participant, if permitted, may transfer all or part of the Contract Value among available Investment Alternatives without fee, penalty or charge. There are currently no restrictions on frequency of transfers, but the Company reserves the right to limit transfers to one in any six-month period. Such restrictions do not apply to transfers by third party market timing services among timed Investment Alternatives.

         Since the available Investment Alternatives have different investment advisory fees, a transfer from one Investment Alternative to another could result in higher or lower investment advisory fees. (See "Investment Advisory Fees," page __.)

DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)

         By written request, the Owner or Participant, if permitted, may elect automated transfers of Contract Values on a monthly or quarterly basis from specific Investment Alternatives to other Investment Alternatives. Certain minimums may apply to enroll in the program. He or she may stop or change participation in the Dollar Cost Averaging program at any time, provided the Company receives at least 30 days' written notice.

         Automated transfers are subject to all Contract provisions, including those relating to the transfer of money between Investment Alternatives. Certain minimums may apply to amounts transferred.

         Dollar cost averaging requires regular investment regardless of fluctuating prices and does not guarantee profits nor prevent losses in a declining market. Before electing this option, individuals should consider their financial ability to continue purchases through periods of low price levels.

ASSET ALLOCATION ADVICE

         Some Contract Owners or Participants, if permitted, may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company. Copeland provides asset allocation advice under its CHART (SM) Program, which is fully described in a separate Disclosure Statement. Under the CHART Program, Purchase Payments and Cash Values are allocated among the six American Odyssey Funds. Copeland's charge for this advisory service is equal to a maximum of 1.50% of the assets subject to the CHART Program. This fee is currently reduced by 0.25%, the amount of the fee paid to the investment manager of American Odyssey Funds, and it is further reduced for assets over $25,000. Another reduction is made for Participants in Plans subject to ERISA with respect to amounts allocated to the American Odyssey Intermediate-Term Bond Fund because that Fund has as its sub-adviser an affiliate of Copeland. A $30 initial fee is also charged. The CHART Program fee will be paid by quarterly withdrawals from the Cash Values allocated to the American Odyssey Funds. The Company will not treat these withdrawals as taxable distributions. The CHART Program may not be available in all marketing programs through which the Universal Annuity Contract is sold.


MARKET TIMING SERVICES

         Accounts TGIS, TSB, TAS and TB ("Market Timed Accounts") are Investment Alternatives available to individuals who have entered into market timing services agreements ("market timing agreements") with registered investment advisers who provide market timing services ("registered investment advisers"). Such agreements permit the registered investment advisers to act on behalf of the Contract Owner or Participant by transferring all or a portion of the Contract Owner's units from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account.

         A Contract Owner or Participant, if permitted, may transfer account values from any of the Market Timed Accounts to any of the other Investment Alternatives available under the Contract. However, if an individual in a Market Timed Account transfers all current account values and directs all future allocations to a non-timed investment alternative, the market timing agreements with the registered investment advisers automatically terminate. If this occurs, the registered investment advisers no longer have the right to transfer funds on behalf of that individual. Partial withdrawals from the Market Timed Accounts do not affect the market timing agreements.

         Copeland, a registered investment adviser and an affiliate of the Company, provides market timing services for a fee equivalent to 1.25% of the current value of the assets subject to timing. Copeland also charges a $30 market timing application fee. If a person who has terminated his or her market timing agreement wishes to reenter a market timing agreement, the market timing fees will be reassessed, and a new $30 application fee will be charged by Copeland.

         The market timing fee is deducted from the assets of the Market Timed Accounts pursuant to a payment method for which the Company, Accounts TGIS, TSB, TAS and TB, Tower Square Securities, Inc., the principal underwriter of the Contracts, and Copeland obtained an exemptive order from the Securities and Exchange

Commission on February 7, 1990 ("asset charge payment method"). Pursuant to the asset charge payment method, the market timing agreements are between the Contract Owner or Participant, as applicable and Copeland; however, the Company is a signatory to the agreements and is solely responsible for payment of the fee to Copeland. On each Valuation Date, the Company deducts the amount necessary to pay the fee from each of the Market Timed Accounts and, in turn, pays that amount to Copeland. This is the sole payment method available to those who enter into market timing agreements. Individuals in the Market Timed Accounts may use the services of unaffiliated market timing investment advisers if such advisers are acceptable to the Company, and if such advisers agree to an arrangement substantially identical to the asset charge payment method.

         Distribution and Management Agreements between each of the Market Timed Accounts and the Company authorize the Company to deduct the market timing fees in accordance with the asset charge payment method. Contract Owners are asked to approve annually the terms of the Distribution and Management Agreement in order to continue the asset charge payment method. Because the market timing services are provided pursuant to individual agreements between Contract Owners or Participants and the registered investment advisers, the Boards of Managers of the Market Timed Accounts do not exercise any supervisory or oversight role with respect to these services or the fees charged therefor.

         Under the asset charge payment method, the daily deductions for market timing fees are not treated by the Company as taxable distributions. (See "Federal Tax Considerations," page __.)

MARKET TIMING RISKS

         Those who allocate amounts to the Market Timed Accounts without a market timing agreement do so at their own risk and may bear a disproportionate amount of the expenses associated with Separate Account portfolio turnover. In addition, since the market timing fee is deducted by the Company as an asset charge from the Market Timed Accounts, those who allocate amounts to these Accounts without a market timing agreement will nevertheless have the fees deducted on a daily basis. Although the Company intends to identify such non-timed Contract Owners or Participants and to restore to the non-timed Contract Owner's account, no less frequently than monthly, an amount equal to the deductions for the market timing fees, this restored amount will not reflect any investment experience that would have been attributable to such deductions.

         Those who elect to participate in a market timing agreement may be subject to the following additional risks: (1) higher transaction costs; (2) higher portfolio turnover rate; (3) investment return goals not being achieved by the registered investment advisers which provide market timing services; and
(4) higher account expenses for depleting and, then, starting up the account. Actions by the registered investment advisers which provide market timing services may also increase risks generally found in any investment, i.e., the failure to achieve an investment objective, and possible lower yield. In addition, if there is more than one market timing strategy utilizing a Market Timed Account, those who invest in the Market Timed Account when others are transferred into or out of that Account by the registered investment advisers may bear part of the direct costs incurred by those individuals who were transferred. For example, if 90% of a Market Timed Account is under one market timing strategy, and those funds are transferred either into or out of that Account, those constituting the other 10% of the Market Timed Account may bear a disproportionate amount of the expense for the transfer.


SURRENDERS AND REDEMPTIONS

         Under a Group Contract, before a Participant's Annuity Commencement Date, the Company will pay all or any portion of that Participant's Interest to the Owner or Participant, as provided in the Plan. Under an Individual Contract, the Contract Owner may redeem all or any portion of the Cash Surrender Value at any time prior to the Annuity Commencement Date. The Owner or Participant must submit a written surrender request. Surrenders will be made pro rata from all the investment options unless he or she specifies the Investment Alternative(s) from which surrender is to be made. The Cash Surrender Value will be determined as of the Valuation Date next following receipt of the Owner's surrender request at the Company's Home Office. A Group Contract Owners' Account may be surrendered for cash as provided in the Plan without the consent of any Participant.

         The Company may defer payment of any Cash Surrender Value for a period of not more than seven days after the request is received in good order. The Cash Surrender Value of an Owner's Account or Individual Account on any date will be equal to the Cash Value of the applicable Contract or Account less any applicable Contingent Deferred Sales Charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or Account at the time of surrender.

         For those participating in the Texas Optional Retirement Program, a withdrawal is available only upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program.

         For Participants in Section 403(b) tax deferred annuity plans, a withdrawal may not be made from certain salary reduction amounts taken prior to reaching age 59 1/2, or due to separation from service, death, disability or hardship. (See "Section 403(b) Plans and Arrangements," page __.)

SYSTEMATIC WITHDRAWALS

         Each Contract Year, Contract Owners or Participants, as applicable, may elect to take monthly, quarterly, semiannual or annual systematic withdrawals of a specified dollar amount. Any applicable premium taxes will be deducted. To elect this option, an election form provided by the Company must be completed. Systematic withdrawals may be stopped at any time, provided the Company receives at least 30 days' written notice.


DEATH BENEFIT

         The following Death Benefit applies to all Contracts, except for unallocated Group Contracts for which there is no death benefit:

         If the Participant or, for an Individual Contract, the Annuitant dies on or after age 75 and before Annuity or Income Payments begin, the Company will pay to the beneficiary the Participant's Interest or Cash Value, for individual Contracts, as of the date it receives at its Home Office proof of death, less any premium tax incurred. If the Participant or Annuitant dies before age 75 and before Annuity or Income Payments begin, after receipt of due proof of death, the Company will pay the greatest of (1), (2) or (3) below:

         1. the Participant's Interest or, for an Individual Contract, the Cash Value, less any premium tax incurred or outstanding cash loans;

         2. the total Purchase Payments allocated for that Participant or Contract Owner, less any prior surrenders or cash loans; or

         3. the Participant's Interest or, for an Individual Contract, the Cash Value, on the fifth Certificate or Contract Year immediately preceding the date of receipt of due proof of death by the Company, less any applicable premium tax, outstanding cash loans or surrenders made since such fifth year anniversary.

         In some jurisdictions, until state approval is received, the applicable age at which the death benefit formula will reduce will be age 65 rather than age 75.


CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

         No sales charges are deducted at the time a Purchase Payment is applied under the Contract. A Contingent Deferred Sales Charge of 5% will be assessed if an amount is surrendered (withdrawn) within five years of its payment date. (For this calculation, the five years will be measured from the first day of the calendar month of the payment date.)

         In the case of a partial surrender, payments made first will be considered to be surrendered first ("first in, first out"). In no event may the Contingent Deferred Sales Charge exceed 5% of premiums paid in the five years immediately preceding the surrender date, nor may the charge exceed 5% of the amount withdrawn. Unless the Company receives instructions to the contrary, the Contingent Deferred Sales Charge will be deducted from the amount requested.

The Contingent Deferred Sales Charge will be waived if:

---      an annuity payout is begun;

--- an income option of at least three years' duration (without right of withdrawal) is begun after the first Contract Year;

--- the Participant under a Group Contract or Annuitant under an Individual Contract dies;

--- the Participant under a Group Contract or Annuitant under an Individual Contract becomes disabled (as defined by the Internal Revenue Service) subsequent to purchase of the Contract;

--- the Participant under a Group Contract, or Annuitant under an Individual Contract, under a tax-deferred annuity plan (403(b) plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the Contract Owner or PARTICIPANT;

--- the Participant under a Group Contract, or Annuitant under an Individual Contract, under an IRA plan reaches age 70 1/2, provided the Certificate has been in effect five years or more;

--- the Participant under a Group Contract, or Annuitant under an Individual Contract, under a qualified pension or profit-sharing plan (including a 401(k) plan) retires at or after age 59 1/2, provided the Certificate or Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those under Certificates issued before May 1, 1992, the Contingent Deferred Sales Charge will also be waived if the Participant or Annuitant retires at normal retirement age (as defined by the Plan), provided the Certificate or Contract, as applicable has been in effect one year or more);

--- the Participant under a Section 457 deferred compensation plan retires and the Certificate has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable Internal Revenue Service ("IRS") rules;

--- for Group Contracts, the Participant under a Section 457 deferred compensation plan established by the Deferred Compensation Board of the state of New York or a "public employer" in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The Contingent Deferred Sales Charge will also be waived for such a Plan at the termination date specified in the Contract; or

--- for Group Contracts, the Participant under a pension or profit-sharing plan, including a 401(k) plan, Section 457 deferred compensation plan, or a tax deferred annuity plan (403(b) plan) that is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") retires at normal retirement age (as defined by the Plan) or terminates employment, provided that the Contract Owner purchases this Contract in conjunction with a group unallocated flexible annuity contract issued by the Company.

         There is a 10% free withdrawal allowance available for partial withdrawals taken during any Certificate Year or Contract Year, as applicable after the first. Such withdrawals will be free of charge until the free withdrawal amount is exceeded. Participants under IRA plans with Certificates or Contracts, as applicable, issued prior to May 1, 1994, are entitled to a 20% free withdrawal allowance after the first Certificate or Contract Year. Free withdrawals from IRA plans are only available after the Participant has attained age 59 1/2. The free withdrawal amount that is available will be calculated as of the Contract Anniversary Date immediately preceding the surrender date. The free withdrawal allowance does not apply to full surrenders. For 403(b) plan Participants, partial and full withdrawals (surrenders) may be subject to restrictions. (See "Section 403(b) Plans and Arrangements," page __.)

         The Company expects the Contingent Deferred Sales Charge under the Contracts will be insufficient to cover distribution expenses. The difference will be covered by the general assets of the Company which are attributable, in part, to the mortality and expense risk charges assessed under the Contract.

PREMIUM TAX

         Certain state and local governments impose premium taxes. These taxes currently range from 0.5% to 5.0% depending upon jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. The Company will deduct any applicable premium taxes from the Contract Value either upon death, surrender, annuitization, or at the time Purchase Payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

ADMINISTRATIVE CHARGE

         On all Contracts there will be a semiannual administrative charge of $15 for each Participant or Owner for which an account is maintained. The administrative charge will be deducted from the account in June and December of each year. This charge will be prorated from the date of purchase to the next date of assessment of charge. A prorated charge will also be assessed upon voluntary or involuntary surrender of the Contract. This charge will not be assessed after an annuity payout has begun. The administrative charge will be deducted from the Contract Value by canceling Accumulation Units in each investment alternative on a pro rata basis. The administrative charge will offset the actual expenses of the Company in administering the Contract. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force.

MORTALITY AND EXPENSE RISK CHARGE

         There is an insurance charge against the assets of each Separate Account to cover the mortality and expense risks associated with guarantees which the Company provides under these Variable Annuity Contracts. This charge, on an annual basis, is 1.25% of the Separate Account value and is deducted on each Valuation Date at the rate of 0.003425% for each day in the Valuation Period.

         The Company estimates that approximately 50% of the charge is for the assumption of mortality risk, while the remainder is for the assumption of expense risk. The mortality risk charge compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for the guaranteeing to provide the death benefit if the Annuitant dies prior to the Maturity Date. The expense risk charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

         If the amount deducted for these mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess will be a profit to the Company. The Company expects to make a profit from the insurance charge.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

         The amount of the Contingent Deferred Sales Charge, mortality and expense risk charge, and the administrative charge assessed under the Contract may be reduced or eliminated when sales of the Contract are made to individuals or a group of individuals in such a manner that results in savings or reduction of sales expenses. The entitlement to such a reduction in the Contingent Deferred Sales Charges, mortality and expense risk charge or the administrative charge will be based on the following: (1) the size and type of group to which sales are to be made (the sales expenses for a larger group are generally less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts); (2) the total amount of Purchase Payments to be received (per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones); and (3) any prior or existing relationship with the Company (per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts).

         There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses. In no event will reduction or elimination of the Contingent Deferred Sales Charge, mortality and expense risk charge or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

INVESTMENT ADVISORY FEES

         The Travelers Investment Management Company ("TIMCO") furnishes investment management and advisory services to Accounts GIS, TGIS, TSB and TAS according to the terms of written agreements between TIMCO and each Managed Separate Account. The fees are as follows:

                 Account                   Annual Management Fee
                 -------                   ---------------------
                 Account TAS               0.35% of average daily net assets

                 Account GIS               0.45% of average daily net assets

                 Account TGIS              0.3233% of average daily net assets

                 Account TSB               0.3233% of average daily net assets


         Travelers Asset Management International Corporation ("TAMIC") furnishes investment management and advisory services to Accounts QB, MM and TB according to the terms of written agreements between TAMIC and each Account. The fees are as follows:

                 Account                   Annual Management Fee
                 -------                   ---------------------
                 Account TB                0.50% of the first $ 50,000,000, plus
                                           0.40% of the next $100,000,000, plus
                                           0.30% of the next $100,000,000, plus
                                           0.25% of amounts over $250,000,000 (Aggregate Net Asset Value)

                 Accounts QB               0.3233% of average daily net assets

                 Account MM                0.3233% of average daily net assets

For information on the Investment Advisory Fees of Fund U's underlying funds refer to the Fee Table and to the prospectuses for those funds.

MARKET TIMING SERVICES FEES

         In connection with the market timing services provided to Participants in Accounts TGIS, TSB, TAS and TB, Copeland receives a fee equivalent on an annual basis to 1.25% of the current value of the assets subject to timing.
The Company deducts this fee daily from the assets of the Market Timed Accounts. Copeland also charges a $30 market timing application fee. Participants may discontinue market timing services at any time and thereby avoid any subsequent fees for those services by transferring to a non-timed account. (See "Market Timing Services," page __.)


THE ANNUITY PERIOD

MATURITY DATE

         Under a Group Contract, Annuity Payments for a particular Participant will ordinarily begin on that Participant's Annuity Commencement Date as stated in that Participant's Certificate. For Individual Contracts, it is the date stated in the Contract. However, a later Annuity Commencement Date may be elected. The Annuity Commencement Date must be before the individual's 70th birthday, unless the Company consents to a later date. Federal income tax law requires that certain minimum distribution payments be taken from pension, profit-sharing, Section 403(b), Section 457 and IRA plans after the individual reaches the age of 70 1/2. A number of payout options are available (see "Payout Options," page __). No Contingent Deferred Sales Charge will be assessed if an Annuity Option is elected, or an Income Option of at least three years' duration (without right of withdrawal) is elected after the first Certificate or Contract Year. Federal income tax law also requires that certain minimum distribution payments be taken upon the death of the Contract Owner of a nonqualified annuity contract and upon the death of the Annuitant of a pension, profit-sharing, Section 403(b), Section 457, or IRA plan.

ALLOCATION OF ANNUITY PAYMENTS

         When Annuity Payments begin, the accumulated value in each Investment Alternative will be applied to provide an Annuity with the amount of Annuity Payments varying with the investment experience of that same

Investment Alternative. If the Owner or Participant, as provided in the Plan, wishes to have Annuity Payments which vary with the investment experience of a different Investment Alternative, transfers among accounts must be made at least 30 days before the date Annuity Payments begin. If the Owner or Participant wishes to have a fixed dollar annuity whose payments do not vary, the Company will exchange that Participant's Interest for a different contract or provide such other settlement agreements as are appropriate to effect the payment of such an Annuity.

         Variable payout is not available for Contracts issued in the states of New Jersey and Florida. Once Annuity Payments begin, these Contract Owners or Participants, as provided in the Plan will automatically receive a fixed dollar annuity whose payments do not vary with the investment experience of an Investment Alternative.

ANNUITY UNIT VALUE

         The dollar value of an Annuity Unit for each Investment Alternative was established at $1.00 at inception. The value of an Annuity Unit as of any Valuation Date is determined 14 days in advance in order to allow adequate time for the required calculations and the mailing of annuity checks in advance of their due dates. (If the date 14 days in advance is not a Valuation Date, the calculation is made on the next following Valuation Date, which would generally be 13 or 12 days in advance.)

         Specifically, the Annuity Unit Value for an Investment Alternative as of a Valuation Date is equal to (a) the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by (b) the net investment factor for the Valuation Period ending on or next following 14 days prior to the current Valuation Date, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.5% for a Valuation Period of one day is 1.0000942 and, for a period of two days, is 1.0000942 x 1.0000942.)

         The value of an Annuity Unit as of any date other than a Valuation Date is equal to its value on the next succeeding Valuation Date.

         The number of Annuity Units credited to the Contract is determined by dividing the first monthly Annuity Payment attributable to each Investment Alternative by the Investment Alternative's Annuity Unit Value as of the due date of the first Annuity Payment. The number of Annuity Units remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT

         The Contract contains tables used to determine the first monthly Annuity Payment. The amount applied to effect an Annuity will be the Cash Value of the Contract as of 14 days before the date Annuity Payments commence less any applicable premium taxes not previously deducted.

         The amount of the first monthly payment depends on the Annuity Option elected (see "Automatic Option," page __) and the adjusted age of the Participant. A formula for determining the adjusted age is contained in the Contract. The tables are determined from the Progressive Annuity Table assuming births in the year 1900 and an assumed annual net investment rate of 3.5%. The total first monthly Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that Annuity Option. The Company reserves the right to require proof of age before Annuity Payments begin.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS

         The dollar amount of the second and subsequent Annuity Payments is not predetermined and may change from month to month based on the investment experience of the applicable Investment Alternatives. The actual amounts of these payments are determined by multiplying the number of Annuity Units credited to the Contract in each Investment Alternative by the corresponding Annuity Unit Value as of the date on which payment is due. The interest rate assumed in the annuity tables would produce a level Annuity Unit Value and, therefore, level Annuity Payments if the net investment rate remained constant at the assumed rate. In fact, payments will vary up or down as the net investment rate varies up or down from the assumed rate, and there can be no assurance that a net investment rate will be as high as the assumed rate.

PAYOUT OPTIONS

ELECTION OF OPTIONS

         On the Annuity Commencement Date, or other agreed-upon date, the Company will pay an amount payable under the Contract in one lump sum, or in accordance with the payment option selected by the Contract Owner. Election of an Annuity Option or an Income Option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the Group Contract Participant, or the Annuitant under an Individual Contract, must be made by the Participant, as provided in the Plan or the Contract Owner, as applicable. The terms of options elected may be restricted to meet the contract qualification requirements of Section 401(a)(9) of the Internal Revenue Code. If, at the death of a Participant, or Annuitant under an Individual Contract, there is no election in effect for that Participant or Annuitant, the beneficiary may elect an Annuity Option or Income Option in lieu of the Death Benefit. The minimum amount that can be placed under an Annuity Option or Income Option, as described below, is $2,000 unless the Company consents to a lesser amount. If any monthly periodic payment due any payee is less than $20, the Company reserves the right to make payments at less frequent intervals. Annuity Options and Income Options may be elected on a monthly, quarterly, semiannual or annual basis.

ANNUITY OPTIONS

         AUTOMATIC OPTION--Unless the Company is directed otherwise by the Owner, if the Participant is living and has a spouse and no election has been made, the Company will, on that Participant's Annuity Commencement Date, pay to the Participant the first of a series of Annuity Payments based on the life of the Participant as the primary payee and the Participant's spouse in accordance with Option 5 below.

         Unless the Plan provides otherwise, if the Participant is living and no election has been made and the Participant has no spouse, the Company will, on the Annuity Commencement Date, pay to the Participant the first of a series of Annuity Payments based on the life of the Participant, in accordance with Option 2 with 120 monthly payments assured.

         OPTION 1--LIFE ANNUITY--NO REFUND: The Company will make Annuity Payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, THERE IS NO ASSURANCE OF A MINIMUM NUMBER OF PAYMENTS NOR A PROVISION FOR A DEATH BENEFIT FOR BENEFICIARIES.

         OPTION 2--LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED:
The Company will make monthly Annuity Payments during the lifetime of the person on whose life payments are based, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the Annuity began.

         OPTION 3--UNIT REFUND LIFE ANNUITY: The Company will make Annuity Payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of Annuity Units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the Annuity Unit Value on the due date of the first Annuity Payment, and (b) is the product of the number of the Annuity Units represented by each payment and the number of payments made.

         OPTION 4--JOINT AND LAST SURVIVOR LIFE ANNUITY--NO REFUND: The Company will make Annuity Payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. THERE IS NO ASSURANCE OF A MINIMUM NUMBER OF PAYMENTS OR NOR A PROVISION FOR A DEATH BENEFIT UPON THE SURVIVOR'S DEATH.

         OPTION 5--JOINT AND LAST SURVIVOR LIFE ANNUITY--ANNUITY REDUCES ON DEATH OF PRIMARY PAYEE: The Company will make Annuity Payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

         OPTION 6--OTHER ANNUITY OPTIONS: The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

         OPTION 1--PAYMENTS OF A FIXED AMOUNT: The Company will make equal payments of the amount elected until the Cash Value applied under this option has been exhausted. The final payment will include any amount insufficient to make another full payment.

         OPTION 2--PAYMENTS FOR A FIXED PERIOD: The Company will make payments for the number of years selected. The amount of each payment will be equal to the remaining Cash Value applied under this option divided by the number of remaining payments.

         OPTION 3--INVESTMENT INCOME: The Company will make payments for the period agreed on. The amount payable will be equal to the excess, if any, of the Cash Value under this option over the amount applied under this option. No payment will be made if the Cash Value is less than the amount applied, and it is possible that no payments would be made for a period of time. Payments under this option are not considered to be Annuity Payments and are taxable in full as ordinary income. (See "Federal Tax Considerations," page __.) This option will generally be inappropriate under federal tax law for periods that exceed the Participant's attainment of age 70 1/2.

         The Cash Value used to determine the amount of any Income Payment will be calculated as of 14 days before the date an Income Payment is due and will be determined on the same basis as the Cash Value of the Contract, including the deduction for mortality and expense risks.

         Income Options differ from Annuity Options in that the amount of the payments made under Income Options are unrelated to the length of life of any person. Although the Company continues to deduct the charge for mortality and expense risks, it assumes no mortality risks for amounts applied under any Income Option. Moreover, except with respect to lifetime payments of investment income under Income Option 3, payments are unrelated to the actual life span of any person. Thus, the Participant may outlive the payment period.

         While Income Options do not directly involve mortality risks for the Company, an individual may elect to apply the remaining Cash Value to provide an Annuity at the guaranteed rates even though Income Payments have been received under an Income Option. Before an Owner or Participant makes any Income Option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

                                 MISCELLANEOUS

TERMINATION

         No Purchase Payments after the first are required to keep the Contract in effect. However, under Group Contract, if the Cash Value in a Participant's Individual Account is less than $500 and no premium has been applied to the Participant's Individual Account for at least three years, the Company reserves the right to terminate the Participant's Individual Account and move the Cash Value of that Participant's Individual Account to the Owner's Account. If the Plan does not allow for transfer to the Owner's Account, the Company will pay the Cash Value, adjusted for any applicable premium tax, to the Owner, or to that Participant at the direction of the Owner.

         Additionally, the Company reserves the right to terminate the Contract on any Valuation Date if there is no Cash Value in any Participant's Individual Account and the Cash Value of the Owner's Account, if any, is less than $500 and no premium has been paid for at least three years. If the Group Contract is terminated, the Company will pay to the Owner the Cash Value of the Owner's Account, if any (without deduction of any Contingent Deferred Sales Charge, but after deduction of any applicable administrative charge or premium tax).

         Under an Individual Contract, the Company reserves the right to terminate the Contract on any Valuation Date if the Cash Value as of that date is less than $500 and no payments have been made for three years. If the Contract is terminated, the Company will pay to the Contract Owner the Cash Surrender Value, if any, (except in those jurisdictions which mandate the Cash Value), less any applicable administrative charge or premium tax.

         Termination will not occur until 31 days after the Company has mailed notice of termination to the Owner or the Participant, as provided in the Plan, at the last known address and to any assignee of record.

BENEFIT IN THE EVENT OF TERMINATION OF A PARTICIPANT, THE PLAN OR THE CONTRACT

         Under a Group Contract in the event that, prior to the Annuity Commencement Date, the Participant terminates participation in the Plan, the Plan is terminated, or the Contract is terminated, the Owner or the Participant, as provided in the Plan with respect to that Participant's Interest, may elect:

         (a) if the Participant is at least 50 years of age, to have that Participant's Interest applied to provide an Annuity or Income Payment;

         (b) if the Contract is continued, to have that Participant's Interest applied to continue as a paid-up deferred annuity for that Participant;

         (c) to have the Owner or the Participant, as provided in the Plan, receive that Participant's Interest in cash; or

         (d) if the Participant becomes a Participant under another group contract of the same type which is in force with the Company, to transfer that Participant's Interest to that group contract.

         If the Contract is continued, any Cash Value to which a terminating Participant is not entitled under the Plan will be moved to the Owner's Account. If the Contract is terminated, the Owner will receive the Cash Value of the Owner's Account.

         AUTOMATIC BENEFIT -- In the event of termination, unless otherwise provided in the Plan, a Participant's Interest will (1) if the Contract is continued, be applied to continue as a paid-up deferred annuity in accordance with option (b), or (2) if the Contract is terminated, be paid in cash to the Owner or that Participant as provided in the Plan, in accordance with option
(c).

         ANNUITY PAYMENTS -- Termination of this Contract or the Plan will not affect payments being made under any Annuity Option which has commenced prior to the date of termination.

DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

         Under a Group Contract, the Owner may, as provided for in the Plan, distribute the Cash Value from the Owner's Account to one or more Individual Accounts. No distribution will be allowed between Individual Accounts.

         The Owner may, as required by and provided for in the Plan, move the Cash Value from any or all Individual Accounts to the Owner's Account without a charge.

REQUIRED REPORTS

         As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, the Company will furnish a report which will show the number of Accumulation Units credited to the Contract in each Investment Alternative and the corresponding Accumulation Unit Value as of the date of the report. The Company will keep all records required under federal or state laws.

RIGHT TO RETURN

         For Group Contracts issued in the state of New York, during the 20 days following the Participant's receipt of a Certificate, the Participant may return the Certificate to the Company, by mail or in person, if for any reason the Participant has changed his or her mind. Upon return of the Certificate, the Company will refund to the Owner the sum of all Purchase Payments made under the Contract, and will make the Separate Accounts whole if the accumulation value has declined.

         For all Individual Contracts, the Contract may be returned for a full refund of the Contract's Cash Value (including charges) within ten days after the delivery of the Contract to the Contract Owner, unless state law requires a longer period. The Contract Owner bears the investment risk during the free-look period; therefore, the Cash Value returned may be greater or less than the Purchase Payment made under the Contract. However, if applicable state law so requires, or if the Contract was purchased in an Individual Retirement Annuity, the Purchase Payment will be returned in full. All Cash Values will be determined as of the Valuation Date next following the Company's receipt of the Contract Owner's written request for refund.

         The right to return is not available to participants of the Texas Optional Retirement Program.

CHANGE OF CONTRACT

         For Group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

         Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the Contract Date, and in no event will changes be made with respect to payments being made by the Company under any Annuity Option which has commenced prior to the date of change. On and after the fifth anniversary of the Contract Date, the Company reserves the right to change the Termination Amount (see "Termination," page __), the calculation of the net investment rate and the Unit Values, and the Annuity Tables. Any change in the Annuity Tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all Owners' Accounts and Individual Accounts under the Contract, to only the Owners' Accounts and Individual Accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the Owner at least 90 days before the date the change is to take effect.

ASSIGNMENT

         The Participant may not assign his or her rights under a Group Contract. The Owner may assign his or her rights under an Individual or a Group Contract if allowed by the Plan.

SUSPENSION OF PAYMENTS

         If a national stock exchange is closed (except for holidays or weekends), or trading is restricted due to an existing emergency as defined by the Securities and Exchange Commission so that disposal of the Separate Account's investments or determination of its net asset value is not reasonably practicable, or the Commission has ordered that the right of redemption (surrender) be suspended for the protection of Contract Owners, the Company may postpone all procedures (including making Annuity Payments) which require valuation of Separate Accounts until the stock exchange is reopened and trading is no longer restricted.

VOTING RIGHTS

The Contract Owner or Participant, as applicable, has certain voting rights in the Investment Alternatives. The number of votes which an Owner or Participant, as provided in the Plan, may cast in the accumulation period is equal to the number of Accumulation Units credited to the account under the Contract. During the annuity period, the group Participant or the Individual Contract Owner may cast the number of votes equal to (i) the reserve related to the Contract divided by (ii) the value of an Accumulation Unit. During the annuity period, the voting rights of a Participant or, under an Individual Contract, an Annuitant, will decline as the reserve for the Contract declines.

         During the accumulation period, Participants covered by a Contract issued in connection with an H.R. 10 Plan will have the right to instruct the Contract Owner with respect to all votes attributable to the Contract, and Participants covered by a Contract issued in connection with a governmental, tax exempt or corporate pension plan will have the right to instruct the Owner with respect to votes attributable to payments made by the Participant, or, under an Individual Contract, the Annuitant, and with respect to any additional votes which are authorized by the terms of the Plan, if any. All other votes entitled to be cast during the accumulation period may be cast by the Contract Owner in its sole discretion. During the annuity period, every Participant will have the right to instruct the Contract Owner with respect to all votes attributable to the amount of assets established in the account to meet the annuity obligations related to such Participant. Each Participant having the right to instruct a Contract Owner with respect to any votes will receive a statement of the number of votes, including fractional votes, attributable to his or her account, and stating his or her right to instruct the Contract Owner how such votes are to be cast.

         Each Group Contract Owner will cast the votes with respect to which instructions from Participants have been received in accordance with such instructions. Votes for which Participants were entitled to instruct the Contract Owner, but for which the Owner has received no instructions, will be cast by the Owner for or against each proposal to be voted on only in the same proportion as votes for which instructions have been received.

         Upon the death of the person authorized to vote under the Contract, all voting rights will vest in the beneficiary of the Contract, except in the case of nonqualified Individual Contracts, where the surviving spouse may succeed to the ownership.

FUND U. In accordance with its view of present applicable law, the Company will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in Fund U. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the mutual funds in its own right, it may elect to do so.

         The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

         Each person having a voting interest in Fund U will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in Fund U corresponding to his or her interest in Fund U.

ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS AND TB. Contract Owners participating in Accounts GIS, QB, MM, TGIS, TSB, TAS or TB will be entitled to vote at their meetings on (i) any change in the fundamental investment policies of or other policies related to the accounts requiring the Owners' approval; (ii) amendment of the investment advisory agreements; (iii) election of the members of the Board of Managers of the accounts; (iv) ratification of the selection of an independent public accountant for the accounts; (v) any other matters which, in the future, under the 1940 Act require the Owners' approval; and (vi) any other business which may properly come before the meeting.

         The number of votes which each Contract Owner or a Participant may cast, including fractional votes, shall be determined as of the date to be chosen by the Board of Managers within 75 days of the date of the meeting, and at least 20 days' written notice of the meeting will be given.

         Votes for which Participants under a Group Contract were entitled to instruct the Owner, but for which the Owner has received no instructions, will be cast by the Owner for or against each proposal to be voted on only in the same proportion as votes for which instructions have been received.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

         The Company intends to sell the Contract in all jurisdictions where the Company is licensed to do business, except the Bahamas. The Contract may be purchased from agents who are licensed by state insurance authorities to sell variable annuity contracts issued by the Company, and who are also registered representatives of broker-dealers which have Selling Agreements with Tower Square Securities, Inc. ("Tower Square"). Tower Square, whose principal business address is One Tower Square, Hartford, Connecticut, serves as the principal underwriter for the variable annuity contracts described herein. It is anticipated, however, that an affiliated broker-dealer may become the principal underwriter for the Contracts during 1996. The offering is continuous. Tower Square is a registered broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Tower Square is an affiliate of the Company and an indirect wholly owned subsidiary of Travelers Group Inc., and serves as principal underwriter pursuant to a Distribution and Management Agreement to which the Separate Accounts, the Company and Tower Square are parties. No amounts have been or will be retained by Tower Square for acting as principal underwriter for the Contracts.

         Agents will be compensated for sales of the Contracts on a commission and service fee basis. The compensation paid to sales agents will not exceed 7.0% of the payments made under the Contract. In addition, certain production, persistency and managerial bonuses may be paid.

         From time to time the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

STATE REGULATION

         The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement in a prescribed form must be filed with that Commissioner on or before March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31 of such year. Its books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once in every four years.

         In addition, the Company is subject to the insurance laws and regulations of the other states in which it is licensed to operate. Generally, the insurance departments of the states apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

LEGAL PROCEEDINGS AND OPINIONS

         There are no pending material legal proceedings affecting the Separate Accounts.

         Legal matters in connection with federal laws and regulations affecting the issue and sale of the variable annuity Contract described in this Prospectus and the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law have been passed on by the General Counsel of the Life and Annuities Division of the Company.

                  THE INSURANCE COMPANY AND SEPARATE ACCOUNTS

THE INSURANCE COMPANY

         The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

THE SEPARATE ACCOUNTS

         Two different types of Separate Accounts serve as the funding vehicles for the Contracts described in this prospectus. The first type, Fund U, is a unit investment trust registered with the SEC under the Investment Company Act of 1940 ("1940 Act"), which means that Fund U's assets are invested exclusively in the shares of the Underlying Funds. The second type of Separate Account available under the Contract (the "Managed Separate Accounts" - Accounts GIS, QB, MM, TGIS, TSB, TAS and TB) are diversified, open-end management investment companies registered with the SEC under the 1940 Act. The assets of the Managed Separate Accounts are invested directly in securities such as stocks, bonds or money market instruments which are compatible with the stated investment policies of each Separate Account. Each of the Separate Accounts available in connection with the Contract has different investment objectives and fundamental investment policies, as described beginning on page ___.

         The Separate Accounts were established on the following dates: Fund U -- May 16, 1983; Account GIS -- September 22, 1967; Account QB --July 29, 1974; Account MM -- December 29, 1981; Accounts TGIS and TSB -- October 30, 1986; and Accounts TAS and TB -- January 2, 1987.

         Under Connecticut law, the assets of the Separate Accounts will be held for the exclusive benefit of its owners. Income, gains and losses, whether or not realized, for assets allocated to the Separate Accounts, are in accordance with the applicable annuity contracts, credited to or charged against the Separate Accounts without regard to other income, gains or losses of the Company. The assets in the Separate Accounts are not chargeable with liabilities arising out of any other business which the Company may conduct. The obligations arising under the Variable Annuity contracts are obligations of the Company.

SUBSTITUTION OF INVESTMENTS

         If any of the Separate Accounts or Underlying Funds become unavailable, or in the judgment of the Company become inappropriate for the purposes of the Contract, the Company may substitute another investment alternative without consent of Contract Owners. Substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, no such substitution will be made without notice to Contract Owners and without prior approval of the SEC, to the extent required by the 1940 Act, or other applicable law.

INVESTMENT ADVISERS

         The Investment Alternatives receive investment management and advisory services from the following investment professionals:


---------------------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVE                  INVESTMENT ADVISER                         SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund               The Travelers Investment Management        Janus Capital Corporation
                                        Company (TIMCO)
---------------------------------------------------------------------------------------------------------------------
High Yield Bond Trust                   Travelers Asset Management International
                                        Corporation (TAMIC)
---------------------------------------------------------------------------------------------------------------------
Managed Assets Trust                    TAMIC                                      TIMCO
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Portfolio    TAMIC
---------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio        Smith Barney Mutual Funds Management Inc.
---------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                     Smith Barney Mutual Funds Management Inc.
---------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund                    Templeton Investment Counsel, Inc.
---------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund         Templeton Investment Counsel, Inc.
---------------------------------------------------------------------------------------------------------------------
Templeton Bond Fund                     Templeton Global Bond Managers
---------------------------------------------------------------------------------------------------------------------
Fidelity's High Income Portfolio        Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------------------
Fidelity's Equity-Income Portfolio      Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------------------
Fidelity's Growth Portfolio             Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------------------
Fidelity's Asset Manager Portfolio      Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                Wells Fargo Nikko Investment Advisors
---------------------------------------------------------------------------------------------------------------------
American Odyssey International          American Odyssey Funds Management, Inc.    Bank of Ireland Asset
Equity Fund                                                                        Management (U.S.) Limited
---------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging               American Odyssey Funds Management, Inc.    Wilke/Thompson Capital
Opportunities Fund                                                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund       American Odyssey Funds Management, Inc.    Equinox Capital Management,  Inc.
---------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term              American Odyssey Funds Management, Inc.    Western Asset Management Company
Bond Fund                                                                          and WLO Global Management
---------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-          American Odyssey Funds Management, Inc.    TAMIC
Term Bond Fund
---------------------------------------------------------------------------------------------------------------------
American Odyssey Short-Term             American Odyssey Funds Management, Inc.    Smith Graham & Co. Asset Managers,
Bond Fund                                                                          L.P.
---------------------------------------------------------------------------------------------------------------------
Smith Barney Income and Growth          Smith Barney Mutual Funds Management Inc.
Portfolio
---------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio               Smith Barney Mutual Funds Management Inc.  Alliance Capital Management L.P.
---------------------------------------------------------------------------------------------------------------------
Smith Barney International              Smith Barney Mutual Funds Management Inc.
Equity Portfolio
---------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio     Smith Barney Mutual Funds Management Inc.  Putnam Investment Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio      Smith Barney Mutual Funds Management Inc.
---------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio              Smith Barney Mutual Funds Management Inc.  Massachusetts Financial Services
                                                                                   Company
---------------------------------------------------------------------------------------------------------------------
G.T. Global Strategic Income Portfolio  Smith Barney Mutual Funds Management Inc.  G.T. Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVE                  INVESTMENT ADVISER                         SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
Growth and Income Account               TIMCO
---------------------------------------------------------------------------------------------------------------------
Quality Bond Account                    TAMIC
---------------------------------------------------------------------------------------------------------------------
Money Market Account                    TAMIC
---------------------------------------------------------------------------------------------------------------------
Timed Growth and Income Stock Account   TIMCO
---------------------------------------------------------------------------------------------------------------------
Timed Short-Term Bond Account           TIMCO
---------------------------------------------------------------------------------------------------------------------
Timed Aggressive Stock Account          TIMCO
---------------------------------------------------------------------------------------------------------------------
Timed Bond Account                      TAMIC
---------------------------------------------------------------------------------------------------------------------


MANAGED SEPARATE ACCOUNTS:  MANAGEMENT AND INVESTMENT ADVISORY SERVICES

         The investments and administration of each Managed Separate Account are under the direction of a Board of Managers. Subject to the authority of each Board of Managers, TIMCO and TAMIC furnish investment management and advisory services as indicated in the Investment Adviser Chart. Additionally, the Board of Managers for each Managed Separate Account annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies (and submits any such changes to Contract Owners at the annual meeting), and takes any other actions necessary in connection with the operation and management of the Managed Separate Accounts.

         The Travelers Investment Management Company ("TIMCO") is a registered investment adviser that has provided investment advisory services since its incorporation in 1967. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is a wholly owned subsidiary of Smith Barney Holdings Inc., which is a wholly owned subsidiary of Travelers Group Inc., a financial services holding company. TIMCO also acts as investment adviser or sub-adviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for affiliated companies of The Travelers Insurance Company.

         Travelers Asset Management International Corporation ("TAMIC") is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. TAMIC also acts as investment adviser or sub-adviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for domestic and offshore insurance companies affiliated with The Travelers Insurance Company.


PERFORMANCE INFORMATION

         From time to time, the Company may advertise several types of historical performance for the Managed Separate Accounts and the Underlying Funds of Fund U. The yield and effective yield may be advertised for Account MM, a money market fund. Yield is a measure of the net dividend and interest income earned over a specific seven-day period, expressed as a percentage of the offering price of Account MM's Accumulation Units. Yield is an annualized figure, which means that it is assumed that Account MM generates the same level of net income over a 52-week period. Effective yield is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect. Neither yield quotation reflects a deduction for the Contingent Deferred Sales Charge, which if included, would reduce yield and effective yield.

         The Company may also advertise the standardized average annual total returns of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the non-standardized total return, as described below. Standardized average annual total return will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods, or since an Underlying Fund's inception date. This standardized calculation reflects the deduction of all applicable charges made to the Contract, except for premium taxes which may be imposed by certain states. The Non-standardized total returns differ from the standardized average annual total returns, in that they do not reflect the deduction of any applicable Contingent Deferred Sales Charge or the $15 semiannual contract administrative charge, which would decrease the level of performance shown.

         For Underlying Funds that were in existence prior to the date they became available under the Contract, the standardized average annual total return and non-standardized total return quotations will show the investment performance that such Underlying Funds would have achieved (reduced by the applicable charges) had they been available under the Contract for the period quoted.

         Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance as discussed in the Statement of Additional Information. Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of separate accounts and mutual funds.

         The yield and total return quotations are based upon historical earnings and are not necessarily representative of future performance. The Contract Value at redemption may be more or less than original cost. The Statement of Additional Information contains more detailed information about these performance calculations, including actual examples of each type of performance advertised.


                           FEDERAL TAX CONSIDERATIONS

GENERAL

         The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). The Separate Accounts that form the Investment Alternatives described herein are treated as part of the total operations of the Company and are not taxed separately. Investment income and gains of a Separate Account that are credited to a variable annuity contract incur no current federal income tax. Generally, amounts credited to a contract are not taxable until received by the Contract Owner, participant or beneficiary, either in the form of Annuity Payments or other distributions.
Tax consequences and limits are described further below for each annuity program.

INVESTOR CONTROL

         In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The U.S. Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Contract Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

         The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the owners were not owners of separate account assets. For example, a Contract Owner or Participant of this Contract has additional flexibility in allocating payments and cash values. These differences could result in the Contract Owner being treated as the owner of the assets of Fund
U. In addition, the Company does not know what standard will be set forth in the regulations or rulings which the Treasury is expected to issue, nor does the Company know if such guidance will be issued. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of a pro rata share of the assets of Fund U.

         The remaining tax discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes.

SECTION 403(b) PLANS AND ARRANGEMENTS

         Purchase Payments for tax-deferred annuity contracts may be made by an employer for employees under annuity plans adopted by public educational organizations and certain organizations which are tax exempt under Section 501(c)(3) of the Code. Within statutory limits, these payments are not currently includable in the gross income of the participants. Increases in the value of the Contract attributable to these Purchase Payments are similarly not subject to current taxation. The income in the Contract is taxable as ordinary income whenever distributed.

         An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except when due to death, disability, or as part of a series of payments for life or life expectancy, or made after the age of 55 with separation from service. There are other statutory exceptions.

         Amounts attributable to salary reductions and income thereon may not be withdrawn prior to attaining the age of 59 1/2, separation from service, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

         Distribution must begin by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply at the death of the participant.

         Eligible rollover distributions, including most partial or full redemptions or "term-for-years" distributions of less than 10 years, are eligible for direct rollover to another 403(b) contract or to an Individual Retirement Arrangement (IRA) without federal income tax withholding.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified pension or profit-sharing trust described in Section 401(a) of the Code and exempt from tax under Section 501(a) of the Code, Purchase Payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

         Distribution must begin by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply at the death of the participant.

         Distributions in the form of Annuity or Income Payments are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Payments under Income Option 3 are taxable in full. Certain lump-sum distributions described in
Section 402 of the Code may be eligible for special ten-year forward averaging treatment for individuals born before January 1, 1936. All individuals may be eligible for favorable five-year forward averaging of lump-sum distributions. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.

         An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions.

INDIVIDUAL RETIREMENT ANNUITIES

         To the extent of earned income for the year (and not exceeding $2,000 per individual), an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $2,250.

         Partial or full distributions made prior to the age of 59 1/2, except in the case of death, disability or distribution for life or life expectancy, will incur a penalty tax of 10% plus ordinary income tax treatment of the taxable amount received. Distributions after the age of 59 1/2 are treated as ordinary income. Amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. Distributions must begin by April 1st of the calendar year following the calendar year in which the individual attains the age of 70 1/2. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

         Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension ("SEP") plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SECTION 457 PLANS

         Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals.

         The Owner of contracts issued under Section 457 plans is the employer or a contractor of the participant and amounts may not be made available to participants (or beneficiaries) until separation from service, retirement or death or an unforeseeable emergency as determined by Treasury Regulations. The proceeds of annuity contracts purchased by Section 457 plans are subject to the claims of general creditors of the employer or contractor.

         Distributions must begin generally by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the Participant.

         All distributions from plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the Participant or beneficiary.

THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974

         Under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, certain special provisions may apply to certain tax-qualified Contracts if the Owner requests that the Contract be issued to conform to ERISA or if the Company has notice that the Contract was issued pursuant to a plan that is subject to ERISA.

         ERISA requires that certain Annuity Options, withdrawals or other payments and any application for a loan secured by the Contract may not be made until the Participant has filed a Qualified Election with the Plan administrator. Under certain Plans, ERISA also requires that a designation of a beneficiary other than the Participant's spouse be invalid unless the Participant has filed a Qualified Election.

         A Qualified Election must include either the written consent of the Participant's spouse, notarized or witnessed by an authorized Plan representative, or the Participant's certification that there is no spouse or that the spouse cannot be located.

         The Company intends to administer all contracts to which ERISA applies in a manner consistent with the direction of the Plan administrator regarding the provisions of the Plan, in accordance with applicable law. Because these requirements differ according to the Plan, a person contemplating the purchase of an annuity contract should consider the provisions of the Plan.

FEDERAL INCOME TAX WITHHOLDING

         The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to
Section 3405 of the Code. The application of this provision is summarized below.

         1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

             There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

             (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

             (b) a complete term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

             (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

             A distribution including a rollover that is not a direct rollover will require the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

         2.  OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

             To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, to the extent such aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If an election out is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

         3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

             The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1994, a recipient receiving periodic payments (e.g., monthly or annual payments under an Annuity Option) which total $13,700 or less per year, will generally be exempt from the withholding requirements.

         Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

         Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

TAX ADVICE

         Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by an Owner, participant or beneficiary who may make elections under a Contract. It should be understood that the foregoing description of the federal income tax consequences under these Contracts is not exhaustive and that special rules are provided with respect to situations not discussed here. It should be understood that if a tax-qualified plan loses its exempt status, employees could lose some of the tax benefits described. For further information regarding federal income taxes and any applicable state income taxes, a qualified tax adviser should be consulted.

                 THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT GIS)

INVESTMENT OBJECTIVE

         The basic investment objective of Account GIS is to seek long-term accumulation of principal through capital appreciation and retention of net investment income. In seeking its objective, short-term gains may also be realized. The assets of Account GIS generally will be fully invested in a portfolio of equity securities, mainly common stocks, spread over industries and companies. However, investments may be made in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States government securities. These investments in other than equity securities generally would not have a prospect of long-term appreciation, and are temporary for defensive purposes and are chosen on the basis of combined considerations of risk, income and appreciation. Such investments may or may not be convertible into stock or be accompanied by stock purchase options or warrants for the purchase of stock.

         Account GIS will use exchange-traded stock index futures contracts as a hedge to protect against changes in stock prices. A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. Stock index futures may also be used to hedge cash inflows to gain market exposure until the cash is invested in specific common stocks. Account GIS will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, Account GIS will set aside, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

         All stock index futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account GIS will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). Account GIS expects that risk management transactions involving futures contracts will not impact more than 30% of its assets at any one time. For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

         Account GIS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. It may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures, or purchase index or individual equity put options as a defensive measure. For a detailed discussion of options contracts and associated risks, please see the Statement of Additional Information.

         Changes in investments may be made from time to time to take into account changes in the outlook for particular industries or companies. The investments of Account GIS will not, however, be concentrated in any one industry; that is, no more than 25% of the value of Account GIS's assets will be invested in any one industry. While Account GIS may occasionally invest in foreign securities, it is not anticipated that such foreign securities will, at any time, account for more than 10% of the investment portfolio.

         The assets of Account GIS will be kept fully invested, except that (a) sufficient cash may be kept on hand reasonably to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with Account GIS's investment policies.

RISK FACTORS

         It must be recognized that there are risks inherent in the ownership of any security. The investment experience on equity investments over time will tend to reflect levels of stock market prices and dividend payouts. Both are affected by diverse factors, including not only business conditions and investor confidence in the economy, but current conditions in a particular industry or company. The yield on a common stock is not contractually determined. Equity securities are subject to financial risks relating to the earning stability and overall financial soundness of an issue. They are also subject to market risks relating to the effect of general changes in the securities market on the price of a security.

FUNDAMENTAL INVESTMENT POLICIES

         The fundamental investment policies of Account GIS permit it to:

         1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

         2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

         3. purchase interests in real estate represented by securities for which there is an established market;

         4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

         5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account GIS not to exceed 5% of the voting securities of any one issuer);

         6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts; and

         7. invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).


               THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE
                            ANNUITIES (ACCOUNT QB)

INVESTMENT OBJECTIVE

         The basic investment objective of Account QB is to seek current income, moderate capital volatility and total return.

         The assets of Account QB will be primarily invested in money market obligations, including, but not limited to, Treasury bills, repurchase agreements, commercial paper, bank certificates of deposit and bankers' acceptances, and in publicly traded debt securities, including bonds, notes, debentures, equipment trust certificates and short-term instruments. These securities may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or different issuer, or participation based on revenues, sales or profits. It is currently anticipated that the market value-weighted average maturity of the portfolio will not exceed five years. (In the case of mortgage-backed securities, the estimated average life of cash flows will be used instead of average maturity.) Investment in longer term obligations may be made if the Board of Managers concludes that the investment yields justify a longer term commitment. No more than 25% of the value of Account QB's assets will be invested in any one industry.

         The portfolio will be actively managed and investments may be sold prior to maturity if deemed advantageous in light of factors such as market conditions or brokerage costs. While the investments of Account QB are generally not listed securities, there are firms which make markets in the type of debt instruments that Account QB holds. No problems of liquidity are anticipated with regard to the investments of Account QB.

         From time to time, Account QB may commit to purchase new-issue government or agency securities on a "when-issued" or "to be announced" ("TBA") basis ("when-issued securities"). The prices of such securities will be fixed at the time the commitment to purchase is made, and may be expressed in either dollar price or yield maintenance terms. Such commitment to purchase be viewed as a senior security, and will be marked to market and reflected in Account QB's Accumulation Unit Value daily from the commitment date. Delivery and payment may be at a future date beyond customary settlement time. It is the customary practice of Account QB to make when-issued or TBA purchases for settlement no more than 90 days beyond the commitment date.

         While it is TAMIC's intention to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. Account QB does not make payment or begin to accrue interest on these securities until settlement date. In order to invest its assets pending settlement, Account QB will normally invest in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

         Account QB does not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the Investment Company Act of 1940 and the General Policy Statement of the SEC thereunder, when Account QB commits to purchase a when-issued security, it will identify and place in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

         TAMIC believes that purchasing securities in this manner will be advantageous to Account QB. However, this practice does entail certain risks, namely the default of the counterparty on its obligation to deliver the security as scheduled. In this event, Account QB would endure a loss (or gain) equal to the price appreciation (or depreciation) in value from the commitment date. TAMIC employs a rigorous credit quality procedure in determining the counterparties with which it will deal in when-issued securities and, in some circumstances, will require the counterparty to post cash or some other form of security as margin to protect the value of its delivery obligation pending settlement.

         Account QB may also purchase and sell interest rate futures contracts to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account QB's securities. Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of the portfolio securities will substantially be offset by depreciation in the value of the futures position.

         Account QB will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. At no time will Account QB's transactions in futures contracts be employed for speculative purposes. When a futures contract is purchased, Account QB will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

         All interest rate futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet FTC standards, Account QB will enter into futures contracts for edging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS

         The Board of Managers will weigh considerations of risks, yield and ratings in implementing Account QB's fundamental investment policies. There are no specific criteria with regard to quality or ratings of the investments of Account QB, but it is anticipated that they will be of investment grade or its equivalent. There may or may not be more risk in investing in debt instruments where there are no specific criteria with regard to quality or ratings of the investments.

         The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

FUNDAMENTAL INVESTMENT POLICIES

         The fundamental investment policies of Account QB permit it to:

         1. invest up to 15% of the value of its assets in the securities of any one issuer (exclusive of obligations of the United States government and its instrumentalities, for which there is no limit);

         2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

         3. purchase interests in real estate represented by securities for which there is an established market;

         4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

         5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account QB not to exceed 5% of the voting securities of any one issuer);

         6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts; and

         7. invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).


                    THE TRAVELERS MONEY MARKET ACCOUNT FOR
                       VARIABLE ANNUITIES (ACCOUNT MM)

INVESTMENT OBJECTIVE

         The basic investment objective of Account MM is preservation of capital, a high degree of liquidity and the highest possible current income available from certain short-term money market securities. Account MM restricts its investment portfolio to only the securities listed below. As is true with all investment companies, there can be no assurance that Account MM's objectives will be achieved. An investment in Account MM is neither insured nor guaranteed by the U.S. Government. Account MM's assets will be invested in the following types of securities.

         1. Marketable obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies, authorities and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Tennessee Valley Authority, the Bank for Cooperatives, the Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association. Obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities may be supported by the full faith and credit of the United States Treasury; by the right of the issuer to borrow from the United States Treasury; by discretionary authority of the United States government to purchase an agency's, authority's or instrumentalities' obligations and in some instances, solely by the credit of the United States government agency, authority or instrumentality. No assurance can be given that the United States government will provide financial support to such United States government sponsored agencies, authorities or instrumentalities in the future, since it is not obligated to do so by law. Account MM will invest in such securities only when satisfied that the credit risk with respect to the issuer (or guarantor) is minimal. Interest or discount rates on agency securities are closely related to rates on Treasury bills.

         2. Certificates of Deposit and Banker's Acceptances of banks having total assets of more than $1 billion which are members of the Federal Deposit Insurance Corporation. Certificates of Deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market before maturity. The Federal Deposit Insurance Corporation does not insure Certificates of Deposit to the extent they are in excess of $100,000 per customer. Banker's Acceptances usually arise from short-term credit arrangements drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturity for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Account MM may invest in securities of foreign branches of United States banks, payable in United States dollars, which meet the foregoing requirements. Obligations of foreign branches of United States banks are subject to additional risks beyond those of domestic branches of United States banks. These additional risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of United States banks are not necessarily subject to the types of requirements that apply to domestic branches of United States banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

         3. Commercial Paper rated A-1 by Standard and Poor's Corporation or Prime-1 by Moody's Investor Services, Inc. For a more detailed discussion of the characteristics of commercial paper ratings, please see the Statement of Additional Information.

         4. Repurchase agreements with national banks or reporting broker dealers involving marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities. A repurchase agreement is an agreement in which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by Account MM to the seller. The resale price is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time Account MM is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will Account MM invest in repurchase agreements for more than one year. The securities which are subject to repurchase agreements may, however, have maturity dates in excess of one year from the effective date of the repurchase agreement. Account MM will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by Account MM in each agreement and will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, Account MM might incur a loss if the value of the collateral securing the repurchase agreement declines, and Account MM might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by Account MM may be delayed or limited. Account MM's Board of Managers will evaluate the creditworthiness of any banks or broker dealers with which Account MM engages in repurchase agreements by setting guidelines and standards of review for Account MM's investment adviser and monitoring the adviser's actions with regard to repurchase agreements for Account MM.

RISK FACTORS

         The market value of Account MM's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling interest rates, with corresponding fluctuations in Account MM's net income. In order to minimize the fluctuations in market values to which interest-paying obligations are subject, Account MM concentrates its investments in relatively short-term securities, and in no event does the maturity date of an obligation exceed one year from the date of Account MM's purchase.

         Return is aided both by Account MM's ability to make investments in large denominations and by its efficiencies of scale. Also, Account MM may seek to improve portfolio income by selling certain portfolio securities before maturity date in order to take advantage of yield disparities that occur in money markets. Account MM may purchase and sell marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities on a when-issued or delayed delivery basis, with such purchases possibly occurring as much as a month before actual delivery and payment.

FUNDAMENTAL INVESTMENT POLICIES

         The fundamental investment policies of Account MM permit it to:

         1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

         2. invest up to 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities); however, in accordance with Rule 2a-7 of the Investment Company Act of 1940, to which Account MM is subject, Account MM will not invest more than 5% of its assets in the securities of any one issuer (other than securities issued or guaranteed by the United States government or its instrumentalities);

         3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

         4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account MM's assets (including the amount borrowed); and

         5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account MM as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account MM's assets.


  THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
                                (ACCOUNT TGIS)

INVESTMENT OBJECTIVE

         The basic investment objective of Account TGIS is to seek long-term accumulation of principal through capital appreciation and retention of net investment income. In selecting its objective, short-term gains may also be realized. The assets of Account TGIS generally will be fully invested in a portfolio of equity securities, mainly common stocks, spread over industries and companies. However, when it is determined that investments of other types may be advantageous on the basis of combined considerations of risk, income and appreciation, investments may be made in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States government securities. These investments in other than equity securities generally would not have a prospect of long-term appreciation, and are temporary for defensive purposes. Such investments may or may not be convertible into stock or be accompanied by stock purchase options or warrants for the purchase of stock.

         Account TGIS will use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") to facilitate market timed moves, and as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. These contracts would obligate Account TGIS, at maturity of the contracts, to purchase or sell certain securities at specified prices or to make cash settlements. In general, moves in a market-timed investment strategy may require the purchase or sale of large amounts of securities in a short period of time. This purchase or sale could result in substantial transaction costs and perhaps higher borrowing in Account TGIS to provide funds needed for transfer to the other timed accounts prior to the five-day settlement period for stock sales. Alternatively, common stock exposure can be increased or decreased in a more timely, cost-effective fashion by buying or selling stock index futures. By transacting in such futures when a market timing move is called, the investment adviser can create the ability to buy or sell actual common stocks with less haste and at lower transaction costs. As the actual stocks are bought or sold, the futures positions would simply be eliminated.

         Account TGIS may also purchase and sell interest rate futures to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account TGIS's securities. Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of portfolio securities will substantially be offset by depreciation in the value of the futures position.

         Account TGIS will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts it has entered into. At no time will Account TGIS's transactions in such financial futures be used for speculative purposes. When a futures contract is purchased, Account TGIS will set aside, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

         All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account TGIS will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

         Account TGIS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. It may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures, or purchase index or individual equity put options as a defensive measure. For a detailed discussion of options contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS

         It must be recognized that there are risks inherent in the ownership of any security. The investment experience on equity investments over time will tend to reflect levels of stock market prices and dividend payouts. Both are affected by diverse factors including not only business conditions and investor confidence in the economy, but current conditions in a particular industry or company. Equity securities are subject to financial risks relating to the earning stability and overall financial soundness of an issue. They are also subject to market risks relating to the effect of general changes in the securities market on the price of a security. In addition, there are risks inherent in Account TGIS as an investment alternative used by Market Timing Services. (See "Market Timing Risks," page __.)

FUNDAMENTAL INVESTMENT POLICIES

         The fundamental investment policies of Account TGIS are the same as Account GIS. (See "Account GIS -- Fundamental Investment Policies," page __.)


                  THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TSB)

INVESTMENT OBJECTIVE

         The investment objective of Account TSB is to generate high current income with limited price volatility while maintaining a high degree of liquidity. As is true with all investment companies, there can be no assurance that Account TSB's objectives will be achieved. Account TSB's assets will be invested in the following types of securities. The final maturity of any asset will not exceed three years and the average maturity of the total portfolio is expected to be nine months.

         1. Marketable obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies, authorities and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Tennessee Valley Authority, the Bank for Cooperatives, the Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association. Obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities may be supported by the full faith and credit of the United States Treasury; by the right of the issuer to borrow from the United States Treasury; by discretionary authority of the United States government to purchase an agency's, authority's or instrumentalities' obligations and in some instances, solely by the credit of the United States government agency, authority or instrumentality. No assurance can be given that the United States government will provide financial support to such United States government sponsored agencies, authorities or instrumentalities in the future, since it is not obligated to do so by law. Account TSB will invest in such securities only when satisfied that the credit risk with respect to the issuer (or guarantor) is minimal. Interest or discount rates on agency securities are closely related to rates on Treasury bills.

         2. Certificates of Deposit and Banker's Acceptances of banks having total assets of more than $1 billion which are members of the Federal Deposit Insurance Corporation. Certificates of Deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market before maturity. The Federal Deposit Insurance Corporation does not insure Certificates of Deposit to the extent they are in excess of $100,000 per customer. Banker's Acceptances usually arise from short-term credit arrangements drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturity for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Account TSB may invest in securities payable in United States dollars of foreign branches of United States banks which meet the foregoing requirements and in Euro Certificates of Deposit, which are certificates of deposit issued by banks outside of the United States, with interest and principal paid in U.S. dollars. Obligations of foreign banks and foreign branches of United States banks are subject to additional risks than those of domestic branches of United States banks. These additional risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign bank or a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign banks or foreign branches of United States banks are not necessarily subject to the types of requirements that apply to domestic branches of United States banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

         3. Commercial Paper rated A-1 by Standard and Poor's Corporation or Prime-1 by Moody's Investor Services, Inc. For a more detailed discussion of the characteristics of commercial paper ratings, please see the Statement of Additional Information.

         4. Repurchase agreements with national banks and reporting broker dealers involving marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities. A repurchase agreement is an agreement in which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by Account TSB to the seller. The resale price is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time Account TSB is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will Account TSB invest in repurchase agreements for more than one year. The securities which are subject to repurchase agreements may, however, have maturity dates in excess of one year from the effective date of the repurchase agreement. Account TSB will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by Account TSB in each agreement and will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, Account TSB might incur a loss if the value of the collateral securing the repurchase agreement declines, and Account TSB might incur disposition costs in connection with liquidating the collateral.

         In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by Account TSB may be delayed or limited. Account TSB's Board of Managers will evaluate the creditworthiness of any banks or broker dealers with which Account TSB engages in repurchase agreements by setting guidelines and standards of review for Account TSB's investment adviser and monitoring the adviser's actions with regard to repurchase agreements for Account TSB.

         5. Short-term notes, bonds, debentures and other debt instruments issued or guaranteed by an entity with a bond rating of at least AA by S&P or Aa by Moody's, and with final maturities of such short-term instruments normally limited to eighteen months at the time of purchase.

RISK FACTORS

         The market value of Account TSB's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling interest rates, with corresponding fluctuations in Account TSB's net income.
In order to minimize the fluctuations in market values to which interest-paying obligations are subject, Account TSB concentrates its investments in relatively short-term securities, and in no event does the maturity date of an obligation exceed three years from the date of Account TSB's purchase. There can be no assurance that, upon redemption, Account TSB's net asset value will be equal to or greater than the net asset value at the time of purchase.

         Return is aided both by Account TSB's ability to make investments in large denominations and by its efficiencies of scale. Also, Account TSB may seek to improve portfolio income by selling certain portfolio securities before the maturity date in order to take advantage of yield disparities that occur in money markets. Account TSB may purchase and sell marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities on a when-issued or delayed delivery basis, with such purchases possibly occurring as much as a month before actual delivery and payment. In addition, there are risks inherent in Account TSB as an investment alternative used by market timing services. (See "Market Timing Services," page __.)

FUNDAMENTAL INVESTMENT POLICIES

         The fundamental investment policies of Account TSB permit it to:

         1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

         2. invest up to 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

         3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

         4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account TSB's assets (including the amount borrowed); and

         5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account TSB as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account TSB's assets.


                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TAS)

INVESTMENT OBJECTIVE

         The investment objective of Account TAS is to seek growth of capital by investing primarily in a broadly diversified portfolio of common stocks.

         In selecting investments for the portfolio, TIMCO identifies stocks which appear to be undervalued. A proprietary computer model reviews over one-thousand stocks using fundamental and technical criteria such as price relative to book value, earnings growth and momentum, and the change in price relative to a broad composite stock index.

         Computer-aided analysis may also be utilized to match certain characteristics of the portfolio, such as industry sector representation, to the characteristics of a market index, or to impose a tilt toward certain attributes. Although Account TAS currently focuses on mid-sized domestic companies with market capitalizations that fall between $500 million and $10 billion, Account TAS may invest in smaller or larger companies without limitation. The prices of mid-sized company stocks and smaller company stocks may fluctuate more than those of larger company stocks.

         It is the policy of Account TAS to invest its assets as fully as practicable in common stocks, securities convertible into common stocks and securities having common stock characteristics, including rights and warrants selected primarily for prospective capital growth. Account TAS may invest in domestic, foreign and restricted securities.

         When market conditions warrant, Account TAS may adopt a defensive position to preserve shareholders' capital by investing in money market instruments. Such instruments, which must mature within one year of their purchase, consist of U.S. government securities; instruments of banks which are members of the Federal Deposit Insurance Corporation and have assets of at least $1 billion, such as certificates of deposit, demand and time deposits and bankers' acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

         Account TAS will use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") to facilitate market timed moves, and as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price.

         In general, moves in a market-timed investment strategy may require the purchase or sale of large amounts of securities in a short period of time. This purchase or sale could result in substantial transaction costs and perhaps higher borrowing in Account TAS to provide funds needed for transfer to other timed accounts prior to the five-day settlement period for stock sales. Alternatively, common stock exposure can be increased or decreased in a more timely, cost-effective fashion by buying or selling stock index futures. By transacting in such futures when a market timing move is called, TIMCO can create the ability to buy or sell actual common stocks with less haste and at lower transaction costs. As the actual stocks are bought or sold, the futures positions would simply be eliminated.

         Account TAS may also purchase and sell interest rate futures to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account TAS's securities. Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of portfolio securities will substantially be offset by depreciation in the value of the futures position.

         Account TAS will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, Account TAS will set aside an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. At no time will Account TAS's transactions in such futures be used for speculative purposes.

         All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account TAS will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

         Account TAS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. It may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures, or purchase index or individual equity put options as a defensive measure. For a detailed discussion of options contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS

         There can, of course, be no assurance that Account TAS will achieve its investment objective since there is uncertainty in every investment.
Equity securities are subject to financial risks relating to the earning stability and overall financial soundness of an issue. They are also subject to market risks relating to the effect of general changes in the securities market on the price of a security. In addition, there may be more risk associated with Account TAS to the extent that it invests in small or mid-sized companies. More risk is associated with investment in small or mid-sized companies than with larger companies because such companies may be dependent on only one or two products and may be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Small or mid-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, which may affect marketability. The prices of these stocks often fluctuate more than the overall stock market. In addition, there are risks inherent in Account TAS as an investment alternative used by Market Timing Services. (See "Market Timing Risks," page __.)

FUNDAMENTAL INVESTMENT POLICIES

         The fundamental investment policies of Account TAS permit it to:

         1.  invest up to 5% of its assets in the securities of any one issuer;

         2. borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

         3.  pledge up to 10% of its assets to secure borrowings;

         4. invest up to 25% of its assets in the securities of issuers in the same industry; and

         5. invest up to 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available.


            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
                                  (ACCOUNT TB)

INVESTMENT OBJECTIVE

         The investment objective of Account TB is to seek current income and total return. To achieve this objective, Account TB invests primarily in direct obligations of highest credit quality: obligations of the United States, and its instrumentalities, and in obligations issued or guaranteed by Federal Agencies which are independent corporations sponsored by the United States and which are subject to its general supervision, but which do not carry the full faith and credit obligations of the United States.

         Direct obligations of the United States include Treasury bills which are issued on a discount basis with a maturity of one year or less, Treasury Notes which have maturities at issuance between one and ten years, and Treasury Bonds which have maturities at issuance greater than ten years. Instrumentalities of the United States whose debt obligations are backed by its full faith and credit, include: Government National Mortgage Association, Federal Housing Administration, Farmers Homes Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Maritime Administration, District of Columbia Armory Board, Farm Credit System Financial Assistance Corporation, Federal Financing Bank and Washington Metropolitan Area Transit Authority Bonds. Federal Agencies include: Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Student Loan Marketing Association.

         Account TB intends to be fully invested at all times; however, when market conditions warrant, Account TB may invest temporarily in money market instruments. Such instruments, which must mature within one year of their purchase, consist of U.S. government securities; instruments of banks which are members of the Federal Deposit

Insurance Corporation and have assets of at least $1 billion, such as certificates of deposit, demand and time deposits and bankers' acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

         Account TB may from time to time commit to purchase new-issue government or agency securities on a "when-issued" or "to be announced" ("TBA") basis ("when-issued securities"). The prices of such securities will be fixed at the time the commitment to purchase is made, and may be expressed in either dollar price or yield maintenance terms. Such commitment may be viewed as a senior security, and will be marked to market and reflected in Account TB's Accumulation Unit Value daily from the commitment date. Delivery and payment may be at a future date beyond customary settlement time. It is the customary practice of Account TB to make when-issued or TBA purchases for settlement no more than 90 days beyond the commitment date.

         While it is TAMIC's intention to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. Account TB does not make payment or begin to accrue interest on these securities until settlement date. In order to invest its assets pending settlement, Account TB will normally invest in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

         Account TB does not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the Investment Company Act of 1940 and the General Policy Statement of the SEC thereunder, when Account TB commits to purchase a when-issued security, it will identify and place in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

         TAMIC believes that purchasing securities in this manner will be advantageous to Account TB. However, this practice does entail certain risks, namely the default of the counterparty on its obligation to deliver the security as scheduled. In this event, Account TB would endure a loss (gain) equal to the price appreciation (depreciation) in value from the commitment date. TAMIC employs a rigorous credit quality procedure in determining the counterparties with which it will deal in when-issued securities and, in some circumstances, will require the counterparty to post cash or some other form of security as margin to protect the value of its delivery obligation pending settlement.

         Account TB may seek to preserve capital by writing covered call options on securities which it owns. Such an option on an underlying security would obligate Account TB to sell, and give the purchaser of the option the right to buy, that security at a stated exercise price at any time until the stated expiration date of the option.

         Account TB will use exchange-traded financial futures contracts consisting of futures contracts on debt securities ("interest rate futures") to facilitate market timed moves, and as a hedge to protect against changes in interest rates. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. These contracts would obligate Account TB, at maturity of the contracts, to purchase or sell certain securities at specified prices or to make cash settlements.

         In general, moves in a market timed investment strategy may require the purchase or sale of large amounts of securities in a short period of time. This purchase or sale could result in substantial transaction costs and perhaps higher borrowing in Account TB to provide funds needed for transfer to Account TSB. Alternatively, debt security exposure can be increased or decreased in a more timely, cost-effective fashion by buying or selling interest rate futures. By transacting in such futures when a market timing move is called, TAMIC can create the ability to buy or sell actual debt securities with less haste and at lower transaction costs. As the actual debt securities are bought or sold, the futures positions would simply be eliminated.

         Account TB may also purchase and sell interest rate futures to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account TB's securities. Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of the portfolio securities will substantially be offset by depreciation in the value of the futures position.

         Account TB will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. At no time will Account TB's transactions in futures contracts be employed for speculative purposes. When a futures contract is purchased, Account TB will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

         All interest rate futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account TB will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS

         There can, of course, be no assurance that Account TB will achieve its investment objective since there is uncertainty in every investment. U.S. Government securities are considered among the safest of fixed-income investments. As a result, however, their yields are generally lower than the yields available from corporate debt securities. The value of the portfolio securities of Account TB will fluctuate based on market conditions and interest rates. Interest rates depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. An increase in interest rates will generally reduce the value of debt securities, and conversely a decline in interest rates will generally increase the value of debt securities. In addition, there are risks inherent in Account TB as an investment alternative used by Market Timing Services. (See "Market Timing Risks" page __.)

FUNDAMENTAL INVESTMENT POLICIES

         The fundamental investment policies of Account TB permit it to:

         1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities of the United States government, its agencies or instrumentalities, for which there is no limit);

         2. borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

         3.  pledge up to 10% of its assets to secure borrowings;

         4. invest up to 25% of its assets in the securities of issuers in the same industry (exclusive of securities of the U.S. government, its agencies or instrumentalities, for which there is no limit); and

         5. invest up to 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available including restricted securities.

                                  APPENDIX A
--------------------------------------------------------------------------------

               CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

         The Statement of Additional Information contains more specific information and financial statements relating to the Separate Accounts and The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


      Description of The Travelers and The Separate Accounts
           The Insurance Company
           The Separate Accounts
      Investment Restrictions
           The Travelers Growth and Income Stock Account For Variable Annuities The Travelers Timed Growth and Income Stock Account for Variable
             Annuities
           The Travelers Timed Aggressive Stock Account for Variable Annuities The Travelers Quality Bond Account for Variable Annuities
           The Travelers Timed Bond Account for Variable Annuities
           The Travelers Money Market Account for Variable Annuities
           The Travelers Timed Short-Term Bond Account for Variable Annuities Description of Certain Types of Investments and Investment Techniques
        Available to the Separate Accounts
           Writing Covered Call Options
           Buying Put and Call Options
           Futures Contracts
           Money Market Instruments
      Investment Management and Advisory Services
           Advisory Fees
           TIMCO
           TAMIC
      Valuation of Separate Account Assets
      Net Investment Factor
      Performance Data
           Yield Quotations of Account MM
           Average Annual Total Return Quotations of Accounts GIS, QB, MM,
             TGIS, TSB, TAS, TB and Fund U
      The Board of Managers
      Distribution and Management Services
      Securities Custodian
      Independent Accountants
      Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996 (FORM NO. L-11165S WHICH IS INCORPORATED BY REFERENCE THEREIN (INCLUDED IN FORM NO. VG-137), ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, LEASE CLIP THIS COUPON ON THE DOTTED LINE ABOVE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183-5030.


         Name:
              --------------------------------------------------------------
         Address:
                 -----------------------------------------------------------

         -------------------------------------------------------------------

                        THE TRAVELERS UNIVERSAL ANNUITY

                           VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                        THE TRAVELERS INSURANCE COMPANY






L-11165                                                        TIC Ed. 5-96
                                                               Printed in U.S.A.

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                               UNIVERSAL ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION


-------------------------------------------------------------------------------
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
           THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
      THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
-------------------------------------------------------------------------------


                           VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                        THE TRAVELERS INSURANCE COMPANY


                                  MAY 1, 1996

         This Statement of Additional Information is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 1996. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company (the "Company"), Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 1-800-842-9368.


                                                          TABLE OF CONTENTS

                                                                                                                    PAGE
DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY AND
  THE SEPARATE ACCOUNTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  The Insurance Company. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  The Separate Accounts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  The Travelers Growth and Income Stock Account for Variable Annuities . . . . . . . . . . . . . . . . . . . .
  The Travelers Timed Growth and Income Stock Account for Variable Annuities . . . . . . . . . . . . . . . . .
  The Travelers Timed Aggressive Stock Account for Variable Annuities  . . . . . . . . . . . . . . . . . . . .
  The Travelers Quality Bond Account for Variable Annuities. . . . . . . . . . . . . . . . . . . . . . . . . .
  The Travelers Timed Bond Account for Variable Annuities. . . . . . . . . . . . . . . . . . . . . . . . . . .
  The Travelers Money Market Account for Variable Annuities. . . . . . . . . . . . . . . . . . . . . . . . . .
  The Travelers Timed Short-Term Bond Account for Variable Annuities . . . . . . . . . . . . . . . . . . . . .
DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES
AVAILABLE TO THE SEPARATE ACCOUNTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  WRITING COVERED CALL OPTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  BUYING PUT AND CALL OPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  MONEY MARKET INSTRUMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT MANAGEMENT AND ADVISORY SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . .
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  TIMCO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  TAMIC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
VALUATION OF SEPARATE ACCOUNT ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
NET INVESTMENT FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
PERFORMANCE DATA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

  Yield Quotations of Account MM. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Average Annual Total Return Quotations of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB
   and Fund U. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . .
THE BOARD OF MANAGERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . .
DISTRIBUTION AND MANAGEMENT SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
SECURITIES CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
FINANCIAL STATEMENTS - THE TRAVELERS INSURANCE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                 DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY
                           AND THE SEPARATE ACCOUNTS


THE INSURANCE COMPANY

         The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is a wholly owned subsidiary of The Travelers Insurance Group, Inc., a holding company which is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

THE SEPARATE ACCOUNTS

         Each of the Separate Accounts available under the variable annuity contracts described in this Statement of Additional Information meets the definition of a separate account under federal securities laws, and will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Additionally, the operations of each of the Separate Accounts are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorize the Connecticut Insurance Commissioner to adopt regulations under it. The Section contains no restrictions on investments of the Separate Accounts, and the Commissioner has adopted no regulations under the Section that affect the Separate Accounts.



                            INVESTMENT RESTRICTIONS


         The Separate Accounts described below each have different investment objectives and policies, as discussed in the Prospectus under "The Managed Separate Accounts" on page __. Each Managed Separate Account has certain fundamental investment restrictions which are set forth below. Neither the investment objective nor the fundamental investment restrictions can be changed without a vote of a majority of the outstanding voting securities of the Accounts, as defined in the 1940 Act. Additionally, in accomplishing their respective investment objectives, each Account uses certain types of investments and investment techniques which are discussed under "Investments and Investment Techniques" on page __.

         The percentage restrictions (for either fundamental investment policies or investment restrictions) are interpreted such that if they are adhered to at the time of investment, a later increase in a percentage beyond the specified limit resulting from a change in the values of portfolio securities or in the amount of net assets shall not be considered a violation. It must be recognized that there are risks inherent in the ownership of any investment and that there can be no assurance that the investment objectives of the Separate Accounts will be achieved.


THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions for Accounts GIS and TGIS, as set forth below, are identical, except where indicated. The investment restrictions set forth in items 1 through 9 are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account GIS or Account TGIS, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account GIS or Account TGIS.

         1. Not more than 5% of the assets of the Account will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities.

         2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that such borrowings will not exceed 5% of the value of the assets of Account GIS, or

             10% of the value of the assets of Account TGIS, and that immediately after the borrowing, and at all times thereafter, and while any such borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account.

         3. Securities of other issuers will not be underwritten, except that the Account could be deemed an underwriter when engaged in the sale of restricted securities. (See item 13.)

         4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

         5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes, as discussed above.

         6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors. (See item 13.)

         7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

         8. Not more than 10% of the voting securities of any one issuer will be acquired. (It is the present practice of the Account not to exceed 5% of the voting securities of any one issuer.)

         9.  Senior securities will not be issued.

         10. Short sales of securities will not be made.

         11. Purchases will not be made on margin, except for short-term credits which are necessary for the clearance of transactions, and for the placement of not more than 5% of its net asset value in total margin deposits for positions in futures contracts.

         12. The Account will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

         13. Not more than 5% of the value of the assets of the Account may be invested in restricted securities (securities which may not be publicly offered without registration under the Securities Act of
             1933).

         Changes in the investments of Accounts GIS and TGIS may be made from time to time to take into account changes in the outlook for particular industries or companies. The Accounts' investments will not, however, be concentrated in any one industry; that is, no more than 25% of the value of their assets will be invested in any one industry. While Accounts GIS and TGIS may occasionally invest in foreign securities, it is not anticipated that such investments will, at any time, account for more than 10% of their investment portfolios.

         The assets of Accounts GIS and TGIS will be kept fully invested, except that (a) sufficient cash may be kept on hand to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States Government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with their respective investment policies.

PORTFOLIO TURNOVER

         Although Accounts GIS and TGIS intend to purchase securities for long-term appreciation of capital and income, and do not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A higher turnover rate should not be interpreted as indicating a variation from the stated investment policy of seeking long-term accumulation of capital, and will normally increase the brokerage costs of Accounts GIS and TGIS.

However, negotiated fees and the use of futures contracts will help to reduce brokerage costs. While there is no restriction on portfolio turnover, Account GIS expects to have a moderate to high level of portfolio turnover in the range of 150% to 300%, and Account TGIS expects that its portfolio turnover will be higher than normal since the Account is being timed by third party investment advisory services. The portfolio turnover rate for Account GIS for the years ended December 31, 1993, 1994 and 1995 was 81%, 103% and 96%, respectively.
The portfolio turnover rate for Account TGIS for the years ended December 31, 1993, 1994 and 1995 was 70%, 19% and 79%, respectively.



THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TAS, as defined in the 1940 Act. Account TAS may not:

         1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;

         2. invest in more than 10% of any class of securities of any one issuer;

         3. invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

         4. borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding, a borrowing may not exceed one-third of the value of its net assets, including the amount borrowed; Account TAS has no intention of attempting to increase its net income by means of borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets of Account TAS computed at cost;

         5. underwrite securities, except that Account TAS may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Account may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");

         6. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes as described above;

         7.  invest for the primary purpose of control or management;

         8. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

         9. make loans, except that Account TAS may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker- dealers; all such investments must be consistent with the Account's investment objective and policies;

         10. invest more than 25% of its total assets in the securities of issuers in any single industry;

         11. purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company;

         12. invest in interests in oil, gas or other mineral exploration or development programs; or

         13. invest more than 5% of its net assets in warrants, valued at the lower of cost or market; warrants acquired by the Account in units or attached to securities will be deemed to be without value with regard to this restriction. Account TAS is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of The Travelers Investment Management Company ("TIMCO") have a substantial interest.

         Account TAS may make investments in an amount of up to 10% of the value of its net assets in restricted securities which may not be publicly sold without registration under the 1933 Act. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If and when Account TAS sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect thereto, and registration of such securities under the 1933 Act may be required. Account TAS will not bear the expense of such registration. Account TAS intends to reach agreements with all such issuers whereby they will pay all expenses of registration. In determining securities subject to the 10% limitation, Account TAS will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations.

PORTFOLIO TURNOVER


         Although Account TAS intends to invest in securities selected primarily for prospective capital growth and does not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A high turnover rate should not be interpreted as indicating a variation from the stated investment policy, and will normally increase Account TAS's brokerage costs. While there is no restriction on portfolio turnover, Account TAS's portfolio turnover rate may be high since the Account is being timed by third party investment advisory services. The portfolio turnover rate for the years ended December 31, 1993, 1994 and 1995 was 71%, 142% and 113%, respectively.



THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions set forth in items 1 through 9 below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account QB, as defined in the 1940 Act. Items 10 through 14 may be changed by a vote of the Board of Managers of Account QB.

         1. Not more than 15% of the value of the assets of Account QB will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities, for which there is no limit.

         2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that these borrowings will not exceed 5% of the value of the assets of Account QB and that immediately after the borrowing, and at all times thereafter, and while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of Account QB.

         3. Securities of other issuers will not be underwritten, except that Account QB could be deemed to be an underwriter when engaged in the sale of restricted securities. (See item 13.)

         4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

         5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures used as a hedge against unanticipated changes in prevailing levels of interest rates.

         6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures and other evidences of indebtedness of a type customarily purchased by institutional investors. (See item 13.)

         7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

         8. Not more than 10% of the voting securities of any one issuer will be acquired.

         9.  Senior securities will not be issued.

         10. Short sales of securities will not be made.

         11. Purchases will not be made on margin, except for any short-term credits that are necessary for the clearance of transactions and to place up to 5% of the value of its net assets in total margin deposits for positions in futures contracts.

         12. Account QB will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

         13. Not more than 5% of the value of the assets of Account QB may be invested in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933 (the "1933 Act").

         14. The average period of maturity (or in the case of mortgage-backed securities, the estimated average life of cash flows) of all fixed interest debt instruments held by Account QB will not exceed five years.

         The investments of Account QB will not be concentrated in any one industry; that is, no more than 25% of the value of its assets will be invested in any one industry. There is no investment policy as to Account QB's investment in foreign securities.

PORTFOLIO TURNOVER


         Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account QB to the same extent as high turnover in a separate account which invests primarily in common stock. The portfolio turnover rate for Account QB for the years ended December 31, 1993, 1994 and 1995 was 24%, 27% and 138%, respectively.



THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TB, as defined in the 1940 Act. Account TB may not:

         1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (exclusive of securities of the United States Government, its agencies or instrumentalities, for which there is no limit);

         2. invest in more than 10% of any class of securities of any one issuer;

         3. invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

         4. borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding according to the 1940 Act, a borrowing may not exceed one-third of the value of the net assets, including the amount borrowed; Account TB has no intention of attempting to increase its net income by borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets computed at cost;

         5. underwrite securities, except that Account TB may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities Account TB may be deemed to be an underwriter, as defined in the 1933 Act;

         6. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transactions and borrowing costs and for hedging purposes as discussed above;

         7.  invest for the primary purpose of control or management;

         8. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

         9. make loans, except that Account TB may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to brokers-dealers; all such investments must be consistent with the investment objective and policies;

         10. invest more than 25% of its total assets in the securities of issuers in any single industry (exclusive of securities of the United States government, its agencies or instrumentalities, for which there is no limit); or

         11. purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company. When consistent with its investment objectives, Account TB may purchase securities of brokers, dealers, underwriters or investment advisers. Account TB is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of Travelers Asset Management International Corporation ("TAMIC") have a substantial interest.

PORTFOLIO TURNOVER


         Brokerage costs associated with debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account TB to the same extent as high turnover in a separate account which invests primarily in common stock. While there is no restriction on portfolio turnover, Account TB's turnover rate may be high since the Account is being timed by third party investment advisory services. The portfolio turnover rate for Account TB for the years ended December 31, 1993, 1994 and 1995 was 190%, 0% and 117%, respectively.

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         In keeping with the objective of obtaining the highest possible current income consistent with a high degree of liquidity and preservation of capital, Account MM operates under the following restrictions, which restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account MM, as defined in the 1940 Act. Account MM may not:

         1. purchase any security which has a maturity date more than one year from the date of the Account's purchase;

         2. invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities). Neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of restriction;

         3. invest more than 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         4. acquire more than 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities); however, in accordance with Rule 2a-7 of the 1940 Act, to which the Account is subject, the Account will not invest more than 5% of its assets in the securities of any one issuer (other than securities issued or guaranteed by the United States Government or its instrumentalities);

         5. borrow money, except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Account's assets (including the amount borrowed); the borrowings may be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Account will not purchase any investment while any such borrowing exists; immediately after the borrowing, and at all times thereafter while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account;

         6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Account, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

         7. make loans, provided that the Account may purchase money market securities and enter into repurchase agreements;

         8. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or other development programs; (d) purchase any securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies, authorities or instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities; (g) purchase or retain securities of any issuer if the officers and directors of the investment adviser who individually own more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities;

         9. invest in securities which under the 1933 Act or other securities laws cannot be readily disposed of with registration or which are otherwise not readily marketable at the time of purchase, including repurchase agreements that mature in more than seven days, if as a result more than 10% of the value of the Account's assets is invested in these securities. At present, the Account has no investments in these securities and has no present expectation of purchasing any, although it may in the future; and

         10. issue senior securities.

PORTFOLIO TURNOVER

         A portfolio turnover rate is not applicable to Account MM which invests only in money market instruments.


THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         In keeping with the objective of obtaining the highest possible current income consistent with a high degree of liquidity and preservation of capital, Account TSB operates under the following restrictions, which restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TSB, as defined in the 1940 Act. Account TSB may not:

         1. purchase any security which has a maturity date more than three years from the date such security was purchased;

         2. invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of restriction;

         3. invest more than 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         4. acquire more than 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         5. borrow money, except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Account's assets (including the amount borrowed); the borrowings may be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Account will not purchase any investment while any such borrowing exists; immediately after the borrowing, and at all times thereafter while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account;

         6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Account, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

         7. make loans, provided that the Account may purchase money market securities and enter into repurchase agreements;

         8. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or other development programs; (d) purchase any securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies, authorities or instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities; (g) purchase or retain securities of any issuer if the officers and directors of the investment adviser who individually own more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities;

         9. invest in securities which under the 1933 Act or other securities laws cannot be readily disposed of with registration or which are otherwise not readily marketable at the time of purchase, including repurchase agreements that mature in more than seven days, if as a result more than 10% of the value of the Account's assets is invested in these securities. At present, the Account has no investments in these securities and has no present expectation of purchasing any, although it may in the future; and

         10. issue senior securities.

PORTFOLIO TURNOVER


         Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account TSB to the same extent as high turnover in a separate account which invests primarily in common stock. While there is no restriction on portfolio turnover, Account TSB's turnover rate may be high since the Account is being timed by third party investment advisory services.



          DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT
                TECHNIQUES AVAILABLE TO THE SEPARATE ACCOUNTS

WRITING COVERED CALL OPTIONS

         Accounts GIS, TGIS, TAS and TB may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. These call options generally will be short-term contracts with a duration of nine months or less.

         The Accounts will write only "covered" call options, that is, they will own the underlying securities which are acceptable for escrow when they write the call option and until the obligation to sell the underlying security is extinguished by exercise or expiration of the call option, or until a call option covering the same underlying security and having the same exercise price and expiration date is purchased. The Accounts will receive a premium for writing a call option, but give up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. The Accounts will retain the risk of loss from a decrease in the price of the underlying security. Writing covered call options is a conservative investment technique which is believed to involve relatively little risk, but which is capable of enhancing an Account's total returns.

         The premium received for writing a covered call option will be recorded as a liability in each Account's Statement of Assets and Liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the close of the New York Stock Exchange, or, in the absence of such sale, at the latest





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

bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon exercise of the option.

         The Options Clearing Corporation is the issuer of, and the obligor on, the covered call options written by the Accounts. In order to secure an obligation to deliver to the Options Clearing Corporation the underlying security of a covered call option, the Accounts will be required to make escrow arrangements.

         In instances where the Accounts believe it is appropriate to close a covered call option, they can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. The Accounts may also, under certain circumstances, be able to transfer a previously written call option.

         A previously written call option can be closed out by purchasing an identical call option only on a national securities exchange which provides a secondary market in the call option. There is no assurance that a liquid secondary market will exist for a particular call option at such time. If the Accounts cannot effect a closing transaction, they will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so.

         If a substantial number of the call options are exercised, the Accounts' rates of portfolio turnover may exceed historical levels. This would result in higher brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

BUYING PUT AND CALL OPTIONS

         Accounts GIS, TGIS and TAS may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve contract owners' capital when market conditions warrant. The Accounts may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities, eligible for purchase by the Accounts, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed "over-the-counter" with a broker-dealer as the counterparty. While the investment advisers anticipate that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months.

         The Accounts will pay a premium in exchange for the right to purchase
(call) or sell (put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the options contract. In either case, each Account's risk is limited to the option premium paid.

         The Accounts may sell the put and call options prior to their expiration and realize a gain or loss thereby. A call option will expire worthless if the price of the related security is below the contract strike price at the time of expiration; a put option will expire worthless if the price of the related security is above the contract strike price at the time of expiration.

         Put and call options will be employed for bona fide hedging purposes only. Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option obligation will be similarly identified and segregated. In the case of put options on futures contracts, portfolio securities whose price volatility is expected to match that of the underlying futures contract will be identified and segregated.

FUTURES CONTRACTS

STOCK INDEX FUTURES

         Accounts GIS, TGIS and TAS will invest in stock index futures. A stock index futures contract provides for one party to take and the other to make delivery of an amount of cash over the hedging period equal to a specified amount times the difference between a stock index value at the close of the last trading day of the contract or the selling price and the price at which the futures contract is originally struck. The stock index assigns relative values to the common stocks included in the index and reflects overall price trends in the designated market for equity securities. Therefore, price changes in a stock index futures contract reflect changes in the specified index of equity securities on which the futures contract is based. Stock index futures may also be used, to a limited extent, to hedge specific common stocks with respect to market (systematic) risk (involving the market's assessment of overall economic prospects) as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the Accounts may seek to protect the value of their equity securities against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the Accounts can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. None of the Accounts will be a hedging fund; however, to the extent that any hedging strategies actually employed are successful, the Accounts will be affected to a lesser degree by adverse overall market price movements unrelated to the merits of specific portfolio equity securities than would otherwise be the case. Gains and losses on futures contracts employed as hedges for specific securities will normally be offset by losses or gains, respectively, on the hedged security.

INTEREST RATE FUTURES

         Accounts TGIS, TAS, QB and TB may purchase and sell futures contracts on debt securities ("interest rate futures") to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of an Account's debt securities. An interest rate futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of debt securities having a standardized face value and rate of return.

         By purchasing interest rate futures (assuming a "long" position) the Accounts will be legally obligated to accept the future delivery of the underlying security and pay the agreed price. This would be done, for example, when the Account intends to purchase particular debt securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the debt securities should occur (with its concurrent reduction in yield), the increased cost of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the securities purchase.

         By selling interest rate futures held by it, or interest rate futures having characteristics similar to those held by it (assuming a "short" position), the Account will be legally obligated to make the future delivery of the security against payment of the agreed price. Such a position seeks to hedge against an anticipated rise in interest rates that would adversely affect the value of the Account's portfolio debt securities.

         Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Board of Managers to reflect the fair value of the contract, in which case the positions will be valued at fair value determined in good faith by or under the direction of the Board of Managers.

         Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position.

FUTURES MARKETS AND REGULATIONS

         When a futures contract is purchased, the Accounts will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. The Accounts will incur brokerage fees in connection with their futures transactions, and will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         Positions taken in the futures markets are not normally held to maturity, but instead are liquidated through offsetting transactions which may result in a profit or a loss. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or interest rate futures contract and the same delivery date. If the offsetting purchase price is less than the original sale price, the Accounts realize a gain; if it is more, the Accounts realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Accounts realize a gain; if less, a loss. While futures positions taken by the Accounts will usually be liquidated in this manner, the Accounts may instead make or take delivery of the underlying securities whenever it appears economically advantageous for them to do so. In determining gain or loss, transaction costs must also be taken into account. There can be no assurance that the Accounts will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.

         A clearing corporation associated with the exchange on which futures are traded guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

         All stock index and interest rate futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). Stock index futures are currently traded on the New York Futures Exchange and the Chicago Mercantile Exchange. Interest rate futures are actively traded on the Chicago Board of Trade and the International Monetary Market at the Chicago Mercantile Exchange.

         The investment advisers do not believe any of the Accounts to be a "commodity pool" as defined under the Commodity Exchange Act. The Accounts will only enter into futures contracts for bona fide hedging or other appropriate risk management purposes as permitted by CFTC regulations and interpretations, and subject to the requirements of the Securities and Exchange Commission. The Accounts will not purchase or sell futures contracts for which the aggregate initial margin exceeds five percent (5%) of the fair market value of their individual assets, after taking into account unrealized profits and unrealized losses on any such contracts which they have entered into. The Accounts will further seek to assure that fluctuations in the price of any futures contracts that they use for hedging purposes will be substantially related to fluctuations in the price of the securities which they hold or which they expect to purchase, although there can be no assurance that the expected result will be achieved.

         As evidence of their hedging intent, the Accounts expect that on seventy-five percent (75%) or more of the occasions on which they purchase a long futures contract, they will effect the purchase of securities in the cash market or take delivery at the close of a futures position. In particular cases, however, when it is economically advantageous, a long futures position may be terminated without the corresponding purchase of securities.

SPECIAL RISKS

         While certain futures contracts may be purchased and sold to reduce certain risks, these transactions may entail other risks. Thus, while the Accounts may benefit from the use of such futures, unanticipated changes in stock price movements or interest rates may result in a poorer overall performance for the Account than if it had not entered into such futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Accounts may be exposed to risk of loss. The investment advisers will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in their judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of any portfolio securities sought to be hedged.

         In addition to the possibility that there may be a less than perfect correlation between movements in the futures contracts and securities in the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security due to certain market distortions. First, rather than meeting variation margin deposit requirements should a futures contract value move adversely, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, since margin requirements in the futures market are less onerous than in the securities market, the futures market may attract more speculators than the securities market. Increased participation by speculators may cause temporary price distortions. Due to the possibility of such price distortion, and also because of the imperfect correlation discussed above, even a correct forecast of general market trends by the investment advisers may not result in a successful hedging transaction in the futures market over a short time period. However, as is noted above, the use of financial futures by the Accounts is intended primarily to limit transaction and borrowing costs. At no time will the Accounts use financial futures for speculative purposes.

         Successful use of futures contracts for hedging purposes is also subject to the investment advisers' ability to predict correctly movements in the direction of the market. However, the investment advisers believe that over time the value of the Accounts' portfolios will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged.

MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less, such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes), and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

CERTIFICATES OF DEPOSIT

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks which have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation).

         The Accounts will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Accounts do not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.
Additionally, Account TSB invests in Euro Certificates of Deposit issued by banks outside of the United States, with interest and principal paid in U.S. dollars.

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by Accounts MM or TSB must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion, and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS

         Investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation and Prime-1 by Moody's Investors Service, Inc. Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) the issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowances made for unusual circumstances; and (5) the issuer's industry is typically well established and the issuer has a strong position within the industry.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluating the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. The relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

MASTER DEMAND NOTES

         Master demand notes are unsecured obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the lender (issuer) and the borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. An Account has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by a separate account must permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice) or to resell the note at any time to a third party. Master demand notes may have maturities of more than one year, provided they specify that (i) the account be entitled to payment of principal and accrued interest upon not more than seven days notice, and (ii) the rate of interest on such notes be adjusted automatically at periodic intervals which normally will not exceed 31 days, but which may extend up to one year. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded, and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the investment adviser considers earning power, cash flow, and other liquidity ratios of the borrower to pay principal and interest on demand. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a separate account may invest in them only if at the time of an investment the issuer meets the criteria set forth above for commercial paper. The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

         Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of United States Government agencies and instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Accounts will invest in the securities issued by such an instrumentality only when the investment advisers determine that the credit risk with respect to the instrumentality does not make the securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

REPURCHASE AGREEMENTS

         Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or reporting broker-dealers meeting the Advisor's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. Government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked to market daily and, when required, additional cash or qualifying collateral will be required from the counterparty.

         In executing a repurchase agreement, a portfolio purchases eligible securities subject to the seller's simultaneous agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. Physical delivery or, in the case of "book-entry" securities, segregation in the counterparty's account at the Federal Reserve for the benefit of the Portfolio is required to establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

         As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Portfolio would bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

FOREIGN BANK OBLIGATIONS

         Accounts MM and TSB may invest in obligations of foreign branches of U.S. banks or U.S. branches of foreign banks. The obligations of foreign branches of United States banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). In addition, evidences of ownership of such securities may be held outside the United States and Accounts MM and TSB may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

         Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a United States branch of a foreign bank than about a domestic bank.

                  INVESTMENT MANAGEMENT AND ADVISORY SERVICES


         The investments and administration of the separate accounts are under the direction of the Board of Managers. The Travelers Investment Management Company (TIMCO) furnishes investment management and advisory services to Accounts GIS, TGIS, TSB and TAS according to the terms of written Investment Advisory Agreements. The Investment Advisory Agreements between Account TGIS and TIMCO and Account TSB and TIMCO, were each approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993. The Investment Advisory Agreement between Account GIS and TIMCO was approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993, and amended effective May 1, 1994 by virtue of contract owner approval at a meeting held on April 22, 1994. The Investment Advisory Agreement between Account TAS and TIMCO was approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993, and amended effective May 1, 1996 by virtue of contract owner approval at a meeting held on April 19, 1996.


         Travelers Asset Management International Corporation (TAMIC) furnishes investment management and advisory services to Accounts QB, MM and TB according to the terms of written Investment Advisory Agreements. The Investment Advisory Agreements between Account QB and TAMIC, Account MM and TAMIC, and Account TB and TAMIC, were each approved by a vote of variable annuity contract owners at their meeting held on April 23, 1993.

         The agreements between Accounts GIS, TGIS, TSB and TAS and TIMCO, and the agreements between Accounts QB, MM and TB and TAMIC, will all continue in effect as described below in (3), as required by the 1940 Act. Each of the agreements:

         1. provides that for investment management and advisory services, the Company will pay to TIMCO and TAMIC, on an annual basis, an advisory fee based on the current value of the assets of the accounts for which TIMCO and TAMIC act as investment advisers (see "Advisory Fees" on page ___ of the prospectus);

         2. may not be terminated by TIMCO or TAMIC without the prior approval of a new investment advisory agreement by those casting a majority of the votes entitled to be cast and will be subject to termination without the payment of any penalty, upon sixty days written notice, by the Board of Managers or by a vote of those casting a majority of the votes entitled to be cast;

         3. will continue in effect for a period more than two years from the date of its execution, only so long as its continuance is specifically approved at least annually by a vote of a majority of the Board of Managers, or by a vote of a majority of the outstanding voting securities of the Accounts. In addition, and in either event, the terms of the agreements must be approved annually by a vote of a majority of the Board of Managers who are not parties to, or interested persons of any party to, the agreements, cast in person at a meeting called for the purpose of voting on the approval and at which the Board of Managers has been furnished the information that is reasonably necessary to evaluate the terms of the agreements; and

         4.  will automatically terminate upon assignment.

ADVISORY FEES


         The advisory fee for each Separate Account is described in the prospectus.


         The advisory fees paid to TIMCO by each of the Accounts during the last three fiscal years were:

                       ACCOUNT GIS         ACCOUNT TSB        ACCOUNT TGIS       ACCOUNT TAS
                       -------------       --------------     ------------       -----------
           1993        $  1,136,509        $   1,021,879      $  681,566         $  213,623
           1994        $  1,368,700        $     821,532      $  322,065         $  279,503
           1995        $  1,700,124        $     444,029      $  479,029         $  215,616

        The advisory fees paid to TAMIC by each of the Accounts during the last three fiscal years were:

                       ACCOUNT QB            ACCOUNT MM           ACCOUNT TB
           1993        $  508,762            $  245,238           $  126,188
           1994        $  572,484            $  262,326           $   18,297
           1995        $  547,715            $  254,985           $   62,947



                                     TIMCO


         Investment decisions for Accounts GIS, TGIS, TSB and TAS will be made independently from each other and from any other accounts that may be or become managed by TIMCO. If, however, accounts managed by TIMCO are simultaneously engaged in the purchase of the same security, then available securities may be allocated to each account and may be averaged as to price in whatever manner TIMCO deems to be fair. In some cases, this system might adversely affect the price or volume of securities being bought or sold by an account, while in other cases it may produce better executions or lower brokerage rates.

BROKERAGE

         Subject to approval of the Board of Managers, and in accordance with the Investment Advisory Agreements, TIMCO will place purchase and sale orders for portfolio securities of the Accounts through brokerage firms which it may select from time to time with the objective of seeking the best execution by responsible brokerage firms at reasonably competitive rates. To the extent consistent with this policy, certain brokerage transactions may be placed with firms which provide brokerage and research services to TIMCO, and such transactions may be paid for at higher rates than other firms would charge.
The term "brokerage and research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities for purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). These brokerage and research services may be utilized in providing investment advice to Accounts GIS, TGIS, TSB and TAS, and may also be utilized in providing investment advice and management to all accounts over which TIMCO exercises investment discretion, but not all of such services will necessarily be utilized in providing investment advice to all accounts. This practice may be expected to result in greater cost to the Accounts than might otherwise be the case if brokers whose charges were based on execution alone were used for such transactions. TIMCO believes that brokers' research services are very important in providing investment advice to the Accounts, but is unable to give the services a dollar value. While research services are not expected to reduce the expenses of TIMCO, TIMCO will, through the use of these services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

         Transactions in the over-the-counter market are placed with the principal market makers unless better price and execution may be obtained otherwise. Brokerage fees will be incurred in connection with futures transactions, and Accounts GIS, TGIS and TAS will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         The overall reasonableness of brokerage commissions paid is evaluated by personnel of TIMCO responsible for trading and managing the portfolios of Accounts GIS, TGIS, TSB and TAS by comparing brokerage firms utilized by TIMCO to other firms with respect to the following factors: the prices paid or received in securities transactions, speed of execution and settlement, size and difficulty of the brokerage transactions, the financial soundness of the firms, and the quality, timeliness and quantity of research information and reports.

         The total brokerage commissions paid by Account GIS for the fiscal years ended December 31, 1993, 1994 and 1995 were $801,002, $991,682 and
$________, respectively. For the fiscal year ended December 31, 1995, portfolio transactions in the amount of $___________ were directed to certain brokers because of research services, of which $_______ was paid in commissions with respect to these transactions.

         The total brokerage commissions paid by Account TGIS for the fiscal years ended December 31, 1993, 1994 and 1995 were $328,616, $40,276 and
$___________, respectively. For the fiscal year ended December 31, 1995, portfolio transactions in the amount of $__________ were directed to certain brokers because of research services, of which $______ was paid in commissions with respect to these transactions.

         The total brokerage commissions paid by Account TAS for the fiscal years ended December 31, 1993, 1994 and 1995 were $181,952, $458,081 and
$__________, respectively. For the fiscal year ended December 31, 1995, portfolio transactions in the amount of $___________ were directed to certain brokers because of research services, of which $_______ was paid in commissions with respect to these transactions.

         No formulas were used in placing portfolio transactions with brokers which provided research services, and no specific amount of transactions was allocated for research services. No brokerage business was placed with any brokers affiliated with TIMCO or its predecessors during the last three fiscal years.



                                     TAMIC


         Investment advice and management for TAMIC's clients (Accounts QB, MM and TB) are furnished in accordance with their respective investment objectives and policies and investment decisions for the Accounts will be made independently from those of any other accounts managed by TAMIC. However, securities owned by Accounts QB, MM or TB may also be owned by other clients and it may occasionally develop that the same investment advice and decision for more than one client is made at the same time. Furthermore, it may develop that a particular security is bought or sold for only some clients even though it might be held or bought or sold for other clients, or that a particular security is bought for some clients when other clients are selling the security. When two or more accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as Accounts QB, MM or TB are concerned. In other cases, however, it is believed that the ability of the accounts to participate in volume transactions will produce better executions for the accounts.


BROKERAGE

         Subject to approval of the Board of Managers, it is the policy of TAMIC, in executing transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to Accounts QB and TB, involving both price paid or received and any commissions and other cost paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by TAMIC under its Investment Advisory Agreements. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among Accounts QB and TB and other clients of TAMIC who may indirectly benefit from the availability of such information. Similarly, Accounts QB and TB may indirectly benefit from information made available as a result of transactions for such clients.

         Purchases and sales of bonds and money market instruments will usually be principal transactions and will normally be purchased directly from the issuer or from the underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from the underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, Accounts QB and TB will deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees will be incurred in connection with futures transactions, and Accounts QB and TB will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         TAMIC may follow a policy of considering the sale of units of Account QB and TB a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

         The policy of TAMIC with respect to brokerage is and will be reviewed by the Board of Managers periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         The total brokerage commissions paid by Account QB for the fiscal years ended December 31, 1993, 1994 and 1995 were $87,444, $82,390 $__________, respectively. For the fiscal year ended December 31, 1995, no portfolio transactions were directed to certain brokers because of research services.

         The total brokerage commissions paid by Account TB for the fiscal years ended December 31, 1993, 1994 and 1995 were $128,480, $46,680 and
$__________, respectively. For the fiscal year ended December 31, 1995, no portfolio transactions were directed to certain brokers because of research services.

         No brokerage business was placed with any brokers affiliated with TAMIC or its predecessors during the last three fiscal years.

PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Managers, TAMIC is responsible for the investment decisions and the placement of orders for portfolio transactions of Account MM. Portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter, and transactions with dealers normally reflect the spread between the bid and asked prices. TAMIC seeks to obtain the best net price and most favorable execution of orders for the purchase and sale of portfolio securities.


                      VALUATION OF SEPARATE ACCOUNT ASSETS

         The value of the assets of each Separate Account is determined on each Valuation Date as of the close of the New York Stock Exchange. If the New York Stock Exchange is not open for trading on any such day, then such computation shall be made as of the normal close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity). "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.



                             NET INVESTMENT FACTOR

         The net investment factor is used to measure the investment performance of an investment alternative from one Valuation Period to the next. The net investment factor is determined by dividing (a) by (b) and adding (c) to the result where:

         (a) is the net result of the Valuation Period's investment income (including, in the case of assets invested in an underlying mutual fund, distributions whose ex-dividend date occurs during the Valuation Period), PLUS capital gains and losses (whether realized or unrealized), LESS any deduction for applicable taxes (presently zero);

         (b) is the value of the assets at the beginning of the Valuation Period (or, in the case of assets invested in an underlying mutual fund, value is based on the net asset value of the mutual fund);

         (c) is the net result of 1.000, LESS the Valuation Period deduction for the insurance charge, LESS the applicable deduction for the investment advisory fee, and in the case of Accounts TGIS, TSB, TAS and TB, LESS the applicable deduction for market timing fees (the deduction for the investment advisory fee is not applicable in the case of assets invested in an Underlying Fund, since the fee is reflected in the net asset value of the fund).

         The net investment factor may be more or less than one.

                                PERFORMANCE DATA

YIELD QUOTATIONS OF ACCOUNT MM

         Yield quotations of Account MM are calculated using the base period return for a seven-day period. The base period return is calculated using a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the period; base period return per accumulation unit is equal to accrued interest on portfolio securities plus or minus amortized purchase discount or premium less all accrued expenses for investment advisory fees and mortality and expense guarantees, and less a pro rata portion of the contract administrative charge (calculated in the manner described under "Average Annual Total Return" below), divided by the accumulation unit value at the beginning of the period. Realized capital gains or losses and unrealized appreciation or depreciation of the portfolio are not included in the base period return, but are included in accumulation unit values.

         Current yield is equal to the base period return multiplied by 365, and the result divided by 7. The current yield for Account MM for the seven-day period ended December 31, 1995 was ____%.

         Effective yield, which includes the effects of compounding, is equal to the sum of 1 plus the base period return, raised to a power equal to 365 divided by 7, minus 1. The effective yield for Account MM for the seven-day period ended December 31, 1995 was ____%.


         These quotations do not reflect a deduction for any applicable surrender charge. If the surrender charge was included, yield and effective yield would be reduced.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS OF ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS, TB AND FUND U

         STANDARDIZED METHOD. Quotations of average annual total return are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to an Investment Alternative, and then related to ending redeemable values over one, five and ten year periods (or fractional portions thereof). The quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semi-annual administrative charge ($15) is converted to a percentage of assets based on the actual fee collected, divided by the average net assets per contract sold under the Prospectus to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable surrender charge at that time. For sub-accounts of Fund U that invest in underlying funds that were in existence prior to the date the underlying fund became available under Fund U, average annual total return calculations may include periods prior to the inception of the Fund U sub-account. Such returns will be calculated by adjusting the actual returns of the underlying funds to reflect the charges that would have been assessed under the Fund U sub-account had the underlying fund been available under Fund U during that period. For Accounts TGIS, TSB, TAS and TB, market timing fees are included in expenses in the calculation of performance for periods on or after May 1, 1990, the date on which the market timing fee became a charge against the daily assets of the timed accounts. The performance for periods prior to May 1, 1990 does not reflect the deduction of the market timing fee.

         NON-STANDARDIZED METHOD. Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U may also show the percentage change in the value of an Accumulation Unit based on the performance of the Account over a period of time, usually for the calendar year-to-date, and for the past one-year, three-year, five-year and seven-year periods, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit Value at the beginning of the period. This percentage figure will reflect the deduction of any asset based charges under the contracts, but will not reflect the deduction of the semi-annual administrative charge or surrender charge. The deduction of the semi-annual administrative charge or surrender charge would reduce any percentage increase or make greater any percentage decrease. For sub-accounts of Fund U that invest in underlying funds that were in existence prior to the date the underlying funds became available under Fund U, the percentage change in the value of an accumulation unit based on the performance of Fund U over a period of time may include periods prior to the inception of the Fund U sub-account. Such returns will be calculated by adjusting the actual returns of the underlying funds to reflect the charges that would have been assessed under the Fund U sub-account had the underlying fund been available under Fund U during that period.

         TOTAL RETURN QUOTATIONS FOR TIMED ACCOUNTS. Because Accounts TGIS, TSB, TAS and TB are primarily available to Contract Owners who have entered into third party market timing services agreements, the Accounts may experience wide fluctuations in assets over a given time period. Consequently, performance data computed according to both the standardized and non-standardized methods for Accounts TGIS, TSB, TAS and TB may not always be useful in evaluating the performance of these Accounts. In addition, performance data for Accounts TGIS, TSB, TAS and TB alone will not generally be useful to the purchase of evaluating the performance of a market timing strategy that uses these Accounts.

GENERAL. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of separate accounts and mutual funds.


         Average annual total returns of each Separate Account computed according to the standardized and non-standardized methods for the periods ended December 31, 1995 are set forth in the following table.

(FIGURES TO BE UPDATED FOR 1996)

                                                  STANDARDIZED                            NON-STANDARDIZED                INCEPTION
                                                                                                                          DATE
                                           1 Year      5 Years   10 Years     1 Year      3 Years   5 Years     10 Years
Account GIS                                 (6.48)%     4.32%     9.40%       (1.27)%       2.37%    5.48%        9.74%      5/83
Account QB                                  (7.57)%     5.31%     7.26%       (2.42)%       4.01%    6.44%        7.50%      5/83
Account MM                                  (2.55)%     2.46%     4.67%        2.75%        2.26%    3.67%        5.00%      5/83
Account TGIS                                (9.64)%     1.98%     7.50%*      (4.61)%       1.02%    3.21%*         --       1/88
Account TSB(1)                              (3.96)%     1.13%     3.38%*       1.33%        0.91%    2.38%*         --      11/87
Account TAS                                (12.07)%     6.39%     7.40%*      (7.16)%       4.50%    7.50%*         --      11/87
Account TB                                  (6.69)%     2.02%     2.42%*      (1.49)%       3.77%    3.24%*         --      11/87
Fund U **--
  Managed Assets Trust                      (8.57)%     4.52%     9.89%       (3.47)%       2.67%    5.67                    5/83
  High Yield Bond Trust                     (7.64)%     5.49%     6.36%       (2.49)%       7.04%    6.61%        6.69%      5/83
  Capital Appreciation Fund(2)(10.93)%       7.93%      8.88%    (5.96)%       7.47%        8.99%    9.23%         5/83
  U.S. Government Securities Portfolio     (11.74)%     0.48%*       --       (6.82)%       2.48%*     --           --       1/92
  Social Awareness Stock Portfolio          (8.90)%     1.83%        --       (3.83)%       3.95%*     --           --       5/92
  Utilities Portfolio                       (4.71)%*      --         --        0.55%*          --      --           --       2/94
  Templeton Bond Fund                      (11.02)%     4.13%     5.09%*      (6.06)%       2.50%    5.29%       5.41%*      8/88
  Templeton Stock Fund                      (8.52)%     7.30%     8.72%*      (3.42)%      10.56%    8.38%       9.05%*      8/88
  Templeton Asset Allocation Fund           (9.32)%     6.76%     8.12%*      (4.17)%       8.39%    7.85%       8.44%*      8/88
  Fidelity's High Income Portfolio          (7.90)%    11.69%     9.21%*      (2.77)%      12.11%   12.66%       9.55%*      9/85
  Fidelity's Equity-Income Portfolio         0.44%      8.08%     9.23%*       5.74%       12.55%    9.14%       9.57%*     10/86
  Fidelity's Growth Portfolio               (6.47)%     8.46%    10.83%*      (1.26)%       7.93%    9.51%      11.17%*     10/86
  Fidelity's Asset Manager Portfolio       (12.15)%     8.28%      8.51%      (7.26)%       6.99%    9.33%        8.84%      9/89
  Dreyfus Stock Index Fund                  (5.63)%     5.70%      6.52%      (0.37)%       4.40%    6.82%        6.85%      9/89
  American Odyssey Core Equity Fund         (7.40)%    (3.98)%       --       (2.24)%       0.62%*     --           --       5/93
  American Odyssey
  Emerging Opportunities Fund                3.00%      6.61%*       --        8.31%        9.80%*     --           --       5/93
  American Odyssey
  International Equity Fund                (12.99)%     1.72%*       --       (8.13)%       4.98%*     --           --       5/93
  American Odyssey
  Long-Term Bond Fund                      (11.84)%    (2.76)%*      --       (6.93)%       0.58%*     --           --       5/93
  American Odyssey
  Intermediate-Term Bond Fund               (9.12)%    (3.79)%*      --       (4.05)%       0.43%*     --           --       5/93
  American Odyssey
  Short-Term Bond Fund                      (6.58)%    (2.98)%*      --       (1.38)%       0.36%*     --           --       5/93
  Smith Barney Income
  and Growth Portfolio                      (6.94)%*      --         --       (1.89)%*        --       --           --       6/94
  Alliance Growth Portfolio                 (0.48)%       --         --        4.68%*         --       --           --       6/94
  Smith Barney
  International Equity Portfolio            (6.36)%*      --         --       (4.55)%*        --       --           --       6/94
  Putnam Diversified
  Income Portfolio                          (4.34)%*      --         --        0.81%*         --       --           --       6/94
  G.T. Global Strategic
  Income Portfolio                         (10.41)%*      --         --       (5.54)%*        --       --           --       6/94
  Smith Barney
  High Income Portfolio                     (6.36)%*      --         --       (1.28)%*        --       --           --       6/94
  MFS Total Return
  Portfolio                                 (7.20)%*      --         --       (2.16)%*         --      --           --       6/94


* Since inception date.

** For those Fund U sub-accounts that invest in underlying funds that were in existence prior to the date on which the underlying fund became available under the Contract, performance figures represent actual returns of the underlying funds, adjusted to reflect the charges that would have been assessed had those underlying funds been offered under Fund U during the entire period shown.

(1) Formerly The Travelers Timed Money Market Account for Variable Annuities (Account TMM).

(2) Formerly Aggressive Stock Trust.

                             THE BOARD OF MANAGERS

         The investments and administration of each of the Separate Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, MM, TGIS, TSB, TAS and TB are elected annually by those Contract Owners participating in the Separate Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.


 Name                                 Present Position and Principal Occupation During Last Five Years
 ----                                 ----------------------------------------------------------------
 * Heath B. McLendon                  Managing Director (1993-present), Smith Barney Inc. ("Smith Barney");
   Chairman and Member                Chairman (1993-present), Smith Barney Strategy Advisors, Inc.;
   388 Greenwich Street               President (1994-present), Smith Barney Mutual Funds Management Inc.;
   New York, New York                 Chairman and Director of forty-one investment companies associated with
   Age 62                             Smith Barney; Chairman, Board of Trustees, Drew University; Trustee,
                                      The East New York Savings Bank; Advisory Director, First Empire State
                                      Corporation; Chairman, Board of Managers, seven Variable Annuity
                                      Separate Accounts of The Travelers Insurance Company+; Chairman, Board
                                      of Trustees, five Mutual Funds sponsored by The Travelers Insurance
                                      Company++; prior to July 1993, Senior Executive Vice President of
                                      Shearson Lehman Brothers Inc.

   Knight Edwards                     Of Counsel (1988-present), Partner (1956-1988), Edwards & Angell,
   Member                             Attorneys; Member, Advisory Board (1973-1994), thirty-one mutual funds
   2700 Hospital Trust Tower          sponsored by Keystone Group, Inc.; Member, Board of Managers, seven
   Providence, Rhode Island           Variable Annuity Separate Accounts of The Travelers Insurance Company+;
   Age 72                             Trustee, five Mutual Funds sponsored by The Travelers Insurance
                                      Company++.

   Robert E. McGill, III              Retired manufacturing executive.  Director (1983-1995), Executive Vice
   Member                             President (1989-1994) and Senior Vice President, Finance and
   295 Hancock Street                 Administration (1983-1989), The Dexter Corporation (manufacturer of
   Williamstown, Massachusetts        specialty chemicals and materials); Vice Chairman (1990-1992), Director
   Age 64                             (1983-1995), Life Technologies, Inc. (life science/biotechnology products); Director, (1994-present), The Connecticut Surety Corporation
                                      (insurance); Director (1995-present), Calbiochem Novachem International
                                      (life science/biotechnology products); Director (1995-present), Chemfab
                                      Corporation (specialty materials manufacturer); Member, Board of
                                      Managers, seven Variable Annuity Separate Accounts of The Travelers
                                      Insurance Company+; Trustee, five Mutual Funds sponsored by The
                                      Travelers Insurance Company++.

   Lewis Mandell                      Dean, College of Business Administration (1995-present), Marquette
   Member                             University; Professor of Finance (1980-1995) and Associate Dean
   606 N. 13th Street                 (1993-1995), School of Business Administration, and Director, Center
   Milwaukee, WI 53233                for Research and Development in Financial Services (1980-1995),
   Age 53                             University of Connecticut; Director (1992-present), GZA
                                      Geoenvironmental Tech, Inc. (engineering services); Member, Board of
                                      Managers, seven Variable Annuity Separate Accounts of The Travelers
                                      Insurance Company+;  Trustee, five Mutual Funds sponsored by The
                                      Travelers Insurance Company++.

   Frances M. Hawk                    Portfolio Manager (1992-present), HLM Management Company, Inc.
   Member                             (investment management); Assistant Treasurer, Pensions and Benefits.
   222 Berkeley Street                Management (1989-1992), United Technologies Corporation (broad- based
   Boston, Massachusetts              designer and manufacturer of high technology products); Member, Board
   Age 48                             of Managers, seven Variable Annuity Separate Accounts  of The Travelers
                                      Insurance Company+; Trustee, five Mutual Funds sponsored by The
                                      Travelers Insurance Company++.

   Ernest J. Wright                   Assistant Secretary (1994-present), Counsel (1987-present), The
   Secretary to the Board             Travelers Insurance Company; Secretary, Board of Managers, seven
   One Tower Square                   Variable Annuity Separate Accounts of The Travelers Insurance Company+;
   Hartford, Connecticut              Secretary, Board of Trustees, five Mutual Funds sponsored by The
   Age 55                             Travelers Insurance Company++.

   Kathleen A. McGah                  Assistant Secretary and Counsel (1995-present), The Travelers Insurance
   Assistant Secretary to the Board   Company; Assistant Secretary, Board of Managers, seven Variable Annuity
   One Tower Square                   Separate Accounts of The Travelers Insurance Company+; Assistant
   Hartford, Connecticut              Secretary, Board of Trustees, five Mutual Funds sponsored by The
   Age 45                             Travelers Insurance Company++.  Prior to January 1995, Counsel, ITT
                                      Hartford Life Insurance Company.




+ These seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Cash Income Trust, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

     * Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Smith Barney Inc., an indirect wholly owned subsidiary of Travelers Group Inc. and also owns shares and options to purchase shares of Travelers Group Inc., the indirect parent of The Travelers Insurance Company.

         The Company is responsible for payment of the fees and expenses of the Board of Managers, and the expenses of audit of the Separate Accounts, as well as other expenses for services related to the operations of the accounts, for which it deducts certain amounts from purchase payments and from the accounts.


         Members of the Board of Managers who are also officers or employees of Travelers Group Inc. or its subsidiaries are not entitled to any fee. Members of the Board of Managers who are not affiliated as employees of Travelers Group Inc. or its subsidiaries receive an aggregate retainer of $17,000 for service on the Boards of the seven Variable Annuity Separate Accounts established by The Travelers Insurance Company and the five Mutual Funds sponsored by The Travelers Insurance Company. They also receive an aggregate fee of $2,000 for each meeting of such Boards attended.

                      DISTRIBUTION AND MANAGEMENT SERVICES

         Under the terms of a Distribution and Management Agreement between each Separate Account, the Company and Tower Square Securities, Inc., the Company provides all sales and administrative services and mortality and expense risk guarantees related to variable annuity contracts issued by the Company in connection with the Separate Accounts and assumes the risk of minimum death benefits, as applicable. The Company also pays all sales costs (including costs associated with the preparation of sales literature); all costs of qualifying the Separate Accounts and the variable annuity contracts with regulatory authorities; the costs of proxy solicitation; all custodian, accountants' and legal fees; and all compensation paid to the unaffiliated members of the Board of Managers. In addition, under the terms of the Distribution and Management Agreements between the Company and Accounts TGIS, TSB, TAS and TB, the Company deducts amounts necessary to pay fees to third-party registered investment advisers which provide market timing investment advisory services to Contract Owners in those accounts and, in turn, pays such fees to the registered investment advisers. The Company also provides without cost to the Separate Accounts all necessary office space, facilities, and personnel to manage its affairs.

         The Company received the following amounts from the Separate Accounts in each of the last three fiscal years for services provided under the Distribution and Management Agreements:


             SEPARATE ACCOUNT                 1995                  1994                1993
             ----------------                 ----                  ----                ----
                   GIS                  $                     $  4,025,788         $ 4,239,811
                   QB                   $                     $  2,156,643         $ 1,903,669
                   MM                   $                     $  1,107,288         $ 1,050,585
                   U                    $                     $ 17,248,780         $ 7,219,329
                   TGIS                 $                     $  1,409,471         $ 2,872,771
                   TSB                  $                     $  3,525,570         $ 4,308,973
                   TAS                  $                     $  1,238,375         $   874,790
                   TB                   $                     $     47,835         $   332,985




                              SECURITIES CUSTODIAN


         Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York, is the custodian of the portfolio securities and similar investments of Accounts GIS, QB, MM, TGIS, TSB, TAS and TB.


                            INDEPENDENT ACCOUNTANTS


         Coopers & Lybrand L.L.P., Independent Accountants, 100 Pearl Street, Hartford, Connecticut, are the independent auditors for Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U. The services provided to these Separate Accounts include primarily the examination of the Accounts' financial statements. The financial statements of Account GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U included or incorporated by reference in the Prospectus, Statement of Additional Information and their respective Registration Statements have been audited by Coopers & Lybrand L.L.P., as indicated in their reports thereon, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing.



                              FINANCIAL STATEMENTS


         The financial statements for Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U contained in the December 31, 1995 Annual Reports to Contract Owners are incorporated herein by reference. A copy may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183, or by calling 1-800-842-9368.


         The financial statements of the Company, should be considered only as bearing upon the Company's ability to meet its obligations under the Contract, not as bearing on the investment performance of the Separate Accounts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                         THE TRAVELERS (logo umbrella)



                                 THE TRAVELERS

                               VARIABLE ANNUITIES

                INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS

                                   Issued By

                        THE TRAVELERS INSURANCE COMPANY

                          PENSION AND PROFIT-SHARING,

                      SECTION 403(b) AND SECTION 408, AND

                         DEFERRED COMPENSATION PROGRAMS







L-11165S                                                      TIC Ed. 5-96
                                                              Printed in U.S.A.

                                     PART C

                               OTHER INFORMATION

Item 28.  Financial Statements and Exhibits


(a) The financial statements of the Registrant and the Report of Independent Accountants thereto will be provided in a subsequent Post-Effective Amendment.

         The consolidated financial statements of The Travelers Insurance Company and Subsidiaries and the Report of Independent Accountants will be provided in a subsequent Post-Effective Amendment.

(b)      Exhibits

       1. Resolution of The Travelers Insurance Company's Board of Directors authorizing the establishment of the Registrant.

       2.     Rules and Regulations of the Registrant.

       3. Custody Agreement between the Registrant and Chase Manhattan Bank, N. A., Brooklyn, New York. (Incorporated herein by reference to Exhibit 3 to the Registration Statement on Form N-3 filed on April 26, 1995.)

       4. Investment Advisory Agreement between the Registrant and The Travelers Investment Management Company and Amendment to the Investment Advisory Agreement.

    5(a). Distribution and Management Agreement among the Registrant, The Travelers Insurance Company and Tower Square Securities, Inc. (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-3 filed April 26, 1995.)

    5(b).     Selling Agreement

       6.     Form of Variable Annuity Contracts.

       7.     Form of Application(s). (To be filed by amendment.)

    8(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement Form S-2-, File No. 33-58677, filed via Edgar on April 18, 1995.)

    8(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement Form S-2-, File No. 33-58677, filed via Edgar on April 18, 1995.)

      12. Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to the Registrant's most recent 24f-2 Notice filed on February 27, 1996.)

   13(a). Consent of Coopers & Lybrand L.L.P., Independent Accountants, to the use of their name and their opinion in Part A and Part B of this Form N-3 - to be filed in a subsequent Post-Effective Amendment.

   13(b). Consent of KPMG Peat Marwick LLP Independent Auditors, to the inclusion in this Form N-3 of their report on the financial statements of The Travelers Insurance Company contained in Part B of this Registration Statement - to be filed in a subsequent Post-Effective Amendment.

      16. Schedule for Computation of Total Return Calculations - Standardized and Non-Standardized - to be filed in a subsequent Post-Effective Amendment.

      17.     Representation concerning reliance upon No-Action Letter IP-6-88.

   18(a) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Heath B. McLendon, Knight Edwards, Robert
              E. McGill, III, Lewis Mandell and Frances M. Hawk.

   18(b). Power of Attorney authorizing Ernest J. Wright as signatory for Jay S. Fishman.

   18(c). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Charles O. Prince, III, Marc P. Weill, Irwin R. Ettinger, Michael A. Carpenter and Donald T. DeCarlo. (Incorporated herein by reference to Exhibits 18(b)and 18(c) to the Registration Statement on Form N-3 filed on April 26, 1995.)

   18(d) Power of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Michael A. Carpenter and Christine B. Mead.

     27. Financial Data Schedule - to be filed in a subsequent Post-Effective Amendment.

Item 29.  Directors and Officers of The Travelers Insurance Company

Name and Principal                    Positions and Offices                          Positions and Offices
Business Address                      with Insurance Company                         with Registrant
--------------------------            ----------------------                         -----------------

Robert I. Lipp*                       Director, Chairman of the Board
                                                                                              ----
Michael A. Carpenter*                 Director, President and
                                      Chief Executive Officer                                 ----

Jay S. Fishman*                       Director and Vice Chairman
                                      and Chief Financial Officer                             ----

Charles O. Prince, III**              Director
                                                                                              ----
Marc P. Weill**                       Director and Senior Vice President
                                                                                              ----
Irwin R. Ettinger**                   Director
                                                                                              ----
Donald T. DeCarlo*                    Director, General Counsel
                                      and Secretary                                           ----

Stuart Baritz**                       Senior Vice President
                                                                                              ----
Jay S. Benet*                         Senior Vice President
                                                                                              ----
George C. Kokulis*                    Senior Vice President
                                                                                              ----
Warren H. May*                        Senior Vice President
                                                                                              ----
Christine B. Mead*                    Vice President and Controller
                                                                                              ----
William H. White*                     Vice President and Treasurer
                                                                                              ----
Ian R. Stuart*                        Vice President and Financial Officer
                                                                                              ----
Kathleen M. D'Auria*                  Vice President
                                                                                              ----
Elizabeth Charron*                    Vice President
                                                                                              ----
Robert C. Hamilton*                   Vice President
                                                                                              ----
Charles N. Vest*                      Vice President and Actuary
                                                                                              ----
Bethann C. Maas                       Second Vice President
                                                                                              ----
Ernest J. Wright*                     Assistant Secretary and Counsel                Secretary to the
                                                                                     Board of Managers

Kathleen A. McGah                     Assistant Secretary and Counsel                Assistant Secretary

*   Principal Business Address:                                   **
    The Travelers Insurance Company                                 Travelers Group Inc.
    One Tower Square                                                388 Greenwich Street
    Hartford, CT  06183                                             New York, N.Y. 10013

Item 30. Persons Controlled by or Under Common Control with the Depositor or Registrant.

         To be filed by amendment.

Item 31.  Number of Contract Owners

As of March 31, 1996, _____ qualified and non-qualified contract owners held contracts offered by the Registrant.


Item 32.  Indemnification

Pursuant to the provisions of Article VI of the Rules and Regulations of the Registrant, indemnification is provided to members of the Board of Managers, and the officers and employees of the Registrant in accordance with the standards established by Section 33-320a of the Connecticut General Statutes ("C.G.S.") relating to indemnification under the Connecticut Stock Corporation Act.

Section 33-320a of the Connecticut General Statutes regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-320a provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Travelers Group Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 33.  Business and Other Connections of Investment Adviser

Officers and Directors of The Travelers Investment Management Company (TIMCO), the Registrant's Investment Adviser, are set forth in the following table:

Name                                       Position with TIMCO                    Other Business
----                                       -------------------                    --------------
Jeffrey B. Lane                            Director and Chairman                  Vice Chairman
                                                                                  Smith Barney Inc.*

Kent A. Kelley                             Director and Chief**
                                           Executive Officer                         -----

Sandip A. Bhagat                           Director and President**                  -----

Heath B. McLendon                          Director                               Managing Director
                                                                                  Smith Barney Inc.*

Jacob E. Hurwitz                           Senior Vice President**                   -----

Emil Molinaro                              Vice President                         Vice President
                                                                                  Travelers Group Inc.*

Daniel B. Willey                           Vice President   **                       -----

Gloria G. Williams                         Assistant Vice President**                -----

James W. Churm                             Corporate Secretary                    Senior Vice President
                                                                                  Smith Barney Inc.*

Michael Day                                Treasurer                              Managing Director
                                                                                  Smith Barney Inc.**

*   Address:  Smith Barney Inc., 388 Greenwich Street, New York, New York,
    10013
**  Address:  One Tower Square, Hartford, Connecticut 06183

Item 34.  Principal Underwriter

(a)      Tower Square Securities, Inc.
         One Tower Square
         Hartford, Connecticut 06183


Tower Square Securities, Inc. also serves as principal underwriter for the following :

     The Travelers Growth and Income Stock Account for Variable Annuities
     The Travelers Quality Bond Account for Variable Annuities
     The Travelers Money Market Account for Variable Annuities
     The Travelers Timed Growth and Income Stock Account for Variable Annuities The Travelers Timed Short-Term Bond Account for Variable Annuities
     The Travelers Timed Bond Account for Variable Annuities
     The Travelers Fund U for Variable Annuities
     The Travelers Fund UL for Variable Life Insurance
     The Travelers Fund UL II for Variable Life Insurance
     The Travelers Fund BD for Variable Annuities
     The Travelers Fund BD II for Variable Annuities
     The Travelers Fund VA for Variable Annuities
     The Travelers Variable Life Insurance Separate Account One
     The Travelers Variable Life Insurance Separate Account Three
     The Travelers Fund ABD for Variable Annuities
     The Travelers Fund ABD II for Variable Annuities
     The Travelers Separate Account QP for Variable Annuities
     The Travelers Separate Account QP II for Variable Annuities

(b)      Name and Principal                  Positions and Offices                      Positions and Offices
         Business Address *                  With Underwriter                           With Registrant
         ------------------                  ---------------------                      ---------------------

         Russell H. Johnson                 Chairman and Chief                                -----
                                               Executive Officer
         Donald R. Munson, Jr.              Director, President and Chief                     -----
                                               Operating Officer
         Gregory C. Macdonald               Director                                          -----
         George C. Kokulis                  Director                                          -----
         Robert C. Hamilton                 Director and Senior                               -----
                                               Vice President
         Thomas P. Tooley                   Vice President, Life Marketing                    -----
         George A. Ryan                     Vice President                                    -----
         Jeffrey A. Barker                  Regional Vice President                           -----
         Walter Melnik, Jr.                 Regional Vice President                           -----
         Raymond W. Sheridan                Regional Vice President                           -----
         William F. Scully, III             Treasurer and                                     -----
                                               Vice President of Operations
         William H. White                   Assistant Treasurer                               -----
         Charles B. Chamberlain             Assistant Treasurer                               -----
         George M. Quaggin                  Assistant Treasurer                               -----
         Kathleen A. McGah                  General Counsel and Secretary              Assistant Secretary
         Cynthia P. Macdonald               Chief Compliance Officer                          -----
         John J. Williams, Jr.              Assistant Compliance Officer                      -----
         Susan M. Curcio                    Operations Manager                                -----

 *   Principal business address:  One Tower Square, Hartford, Connecticut  06183

(c) Tower Square Securities, Inc. serves as the principal underwriter. The compensation listed below is for the year ending December 31, 1995.

Name of             Net Underwriting      Compensation on
Principal            Discounts and         Redemption or        Brokerage             Other
Underwriter           Commissions         Annuitization        Commissions         Compensation
-----------           -----------         -------------        -----------         ------------
Tower Square              $ 0                   $ 0                $ 0                 $ 0
Securities, Inc.


Item 35.  Location of Accounts and Records

(1)      The Travelers Insurance Company
         One Tower Square
         Hartford, Connecticut 06183

(2)      Chase Manhattan Bank, N.A.
         Chase MetroTech Center
         Brooklyn, New York  11245


Item 36.  Management Services

Inapplicable.


Item 37.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-3 promptly upon written or oral request.

(d) To include in any registration statement filed in connection with a contract used as a funding vehicle for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code a representation that the Registrant is relying upon No-Action Letter IP-6-88 issued to the American Council of Life Insurance. (See
         Exhibit 17.)

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on February 29, 1996.


                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES
                                  (Registrant)



                                  By: *HEATH B. McLENDON
                                      ---------------------------------
                                      Heath B. McLendon
                                      Chairman of the Board of Managers


Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on February 29, 1996.



*HEATH B. McLENDON                                          Chairman, Board of Managers
-------------------------------------------
  (Heath B. McLendon)

*KNIGHT EDWARDS                                             Member, Board of Managers
-------------------------------------------
  (Knight Edwards)

*ROBERT E. McGILL, III                                      Member, Board of Managers
------------------------------------------
  (Robert E. McGill, III)

*LEWIS MANDELL                                              Member, Board of Managers
-------------------------------------------
  (Lewis Mandell)

*FRANCES M. HAWK                                            Member, Board of Managers
-------------------------------------------
  (Frances M. Hawk)




*By:          /s/Ernest J. Wright
    ----------------------------------
    Ernest J. Wright, Attorney-in-Fact
    Secretary, Board of Managers

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on February 29, 1996.

                        THE TRAVELERS INSURANCE COMPANY
                                  (Registrant)


                                  By: /s/ Jay S. Fishman
                                      -----------------------
                                      Jay S. Fishman
                                      Vice Chairman and
                                      Chief Financial Officer


Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on February 29, 1996.


*ROBERT I. LIPP                                             Director, Chairman of the Board
-------------------------------------------
 (Robert I. Lipp)

*MICHAEL A. CARPENTER                                       Director, President and
-------------------------------------------                 Chief Executive Officer
 (Michael A. Carpenter)

/s/JAY S. FISHMAN                                           Director, Vice Chairman and
-------------------------------------------                 Chief Financial Officer
 (Jay S. Fishman)

*CHARLES O. PRINCE, III                                     Director
-------------------------------------------
 (Charles O. Prince, III)

*MARC P. WEILL                                              Director
-------------------------------------------
 (Marc P. Weill)

*IRWIN R. ETTINGER                                          Director
-------------------------------------------
 (Irwin R. Ettinger)

*DONALD T. DeCARLO                                          Director
-------------------------------------------
 (Donald T. DeCarlo)

/s/CHRISTINE B. MEAD                                        Vice President and Controller
------------------------------------------
 (Christine B. Mead)


*By:     /s/Jay S. Fishman
         --------------------------------------
         Jay S. Fishman, Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit
  No.  Description                                                                        Method of Filing
------------------                                                                        ----------------
       1.     Board of Directors authorizing the establishment of                         Electronically
              Resolution of The Travelers Insurance Company's
              the Registrant.

       2.     Rules and Regulations of the Registrant.                                    Electronically

       3. Form of Custody Agreement between the Registrant and Chase Manhattan Bank, N. A., Brooklyn,
              New York. (Incorporated herein by reference to Exhibit 3 to the Registration Statement on Form N-3 filed on April 26, 1995.)

       4.     Investment Advisory Agreement between the Registrant                        Electronically
              and The Travelers Investment Management Company
              and Amendment to the Investment Advisory Agreement.

    5(a).     Distribution and Management Agreement among the
              Registrant, The Travelers Insurance Company and
              Tower Square Securities, Inc. (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-3 filed on April 26, 1995.)

    5(b).     Selling Agreement                                                           Electronically

       6.     Form of Variable Annuity Contract.                                          Electronically

       7.     Form of Applications                                                        To be filed by
                                                                                          amendment.

    8(a).     Charter of The Travelers Insurance Company, as amended
              on October 19, 1994.   (Incorporated herein by reference to
              Exhibit 3(a)(i) to the Registration Statement filed on Form S-2,
              File No. 33-58677, filed via Edgar on April 18, 1995.)

    8(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement filed on Form S-2,
              File No. 33-58677, filed via Edgar on April 18, 1995.)

      12.     Opinion of Counsel as to the legality of the securities
              being registered.   (Incorporated herein by reference to
              the Registrant's most recent 24f-2 Notice filed on
              February __, 1996.)

  13(a).      Consent of Coopers & Lybrand L.L.P., Independent                            To be filed by
              Accountants, to the incorporation by reference in this                      amendment
              Form N-3 of their report on the audited financial
              statements of the Registrant, to the inclusion of their

  13(b).      Consent of KPMG Peat Marwick LLP, Independent                               To be filed by
              Auditors, to the inclusion in this Form N-3 of their                        amendment
              report on the financial statements of The Travelers
              Insurance Company contained in Part B of this
              Registration Statement.

     16.      Schedule for Computation of Total Return Calculations -                     To be filed by
              Standardized and Non-Standardized.                                          amendment

     17.      Representation concerning reliance upon No-Action                           Electronically
              Letter IP-6-88.

  18(a).      Powers of Attorney authorizing Ernest J. Wright or                          Electronically
              Kathleen A. McGah as signatory for Heath B. McLendon,
              Knight Edwards, Robert E. McGill, III, Lewis Mandell
              and Frances M. Hawk

  18(b). Power of Attorney authorizing Ernest J. Wright as signatory for Jay S. Fishman.

  18(c).      Powers of Attorney authorizing Jay S. Fishman or
              Ernest J. Wright as signatory for Robert I. Lipp,
              Charles O. Prince, III, Marc P. Weill, Irwin R. Ettinger,
              Michael A. Carpenter and Donald T. DeCarlo.
              (Incorporated herein by reference to Exhibits18(b) and18(c) to the Registration Statement on Form N-3 filed April 26, 1995.)

  18(d).      Power of attorney authorizing Jay S. Fishman or Ernest J.                   Electronically
              Wright as signatory for Michael A. Carpenter and Christine B. Mead.

     27.      Financial Data Schedule.                                                    To be filed by
                                                                                          amendment